              As filed with the Securities and Exchange Commission.
                                              '33 Act Registration No. 33-33425
                                              '40 Act Registration No. 811-5999

===============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549


                                    FORM N-4



                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 13      [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 14              [X]


                              NACo VARIABLE ACCOUNT
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111



     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is Proposed that this filing will become effective (check appropriate space)


_________   immediately upon filing pursuant to paragraph (b) of Rule 485
_________   on (date), pursuant to paragraph (b) of Rule 485
____X____   60 days after filing pursuant to paragraph (a)(1) of Rule 485
_________   on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485


===============================================================================


                                    1 of 133

                              NACo VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                              PAGE
Part A   INFORMATION REQUIRED IN A PROSPECTUS
     Item  1.              Cover page............................................................      3
     Item  2.              Definitions...........................................................      5
     Item  3.              Synopsis or Highlights................................................     14
     Item  4.              Condensed Financial Information.......................................     15
     Item  5.              General Description of Registrant, Depositor,
                           and Portfolio Companies...............................................     19
     Item  6.              Deductions and Expenses...............................................     20
     Item  7.              General Description of the Variable Annuity Contract..................     22
     Item  8.              Annuity Period........................................................     26
     Item  9.              Death Benefit.........................................................     26
     Item 10.              Purchases and Contract Value..........................................     24
     Item 11.              Redemptions...........................................................     25
     Item 12.              Taxes.................................................................     31
     Item 13.              Legal Proceedings.....................................................     32
     Item 14.              Table of Contents of the Statement of Additional Information..........     32

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 15.              Cover Page............................................................     38
     Item 16.              Table of Contents.....................................................     38
     Item 17.              General Information and History.......................................     38
     Item 18.              Services..............................................................     38
     Item 19.              Purchase of Securities Being Offered..................................     38
     Item 20.              Underwriters..........................................................     39
     Item 21.              Calculation of Performance............................................     39
     Item 22.              Annuity Payments......................................................     41
     Item 23.              Financial Statements..................................................     42

Part C   OTHER INFORMATION
     Item 24.              Financial Statements and Exhibits.....................................    110
     Item 25.              Directors and Officers of the Depositor...............................    113
     Item 26.              Persons Controlled by or Under Common Control
                           with the Depositor or Registrant......................................    115
     Item 27.              Number of Contract Owners.............................................    124
     Item 28.              Indemnification.......................................................    124
     Item 29.              Principal Underwriters................................................    124
     Item 30.              Location of Accounts and Records......................................    125
     Item 31.              Management Services...................................................    125
     Item 32.              Undertakings..........................................................    126



                                    2 of 133

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P. O. Box 16766
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                     1-800-545-4730, (T.T.Y. 1-800-848-0833)

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                     ISSUED BY THE NACo VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY


The Group Flexible Fund Retirement Contracts (the "Contract" or "Contracts") described in this prospectus are designed for use in connection with deferred compensation Plans adopted by Member Counties under the NACo Program and the Contracts may be issued either as Allocated Contracts or Unallocated Contracts. Such Plans generally qualify for favorable tax treatment under Section 457 of the Internal Revenue Code ("Code").

The assets of the Plans are part of the general assets of the Member County, provided however that the Member County must hold all Plan assets for the exclusive benefit of the Plan's Participants and Beneficiaries. Rights and privileges under the Contracts may be exercised by the Member County to the extent such rights are not specifically reserved in the Plan for Participants as a group or as individuals. The Member County may not take any action inconsistent with the rights of the Plan's Participants. The Participants have a contractual claim against the Member County for the benefits promised by the Plans. The Participants are generally not subject to tax until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

Purchase Payments are allocated to the NACo Variable Account (the "Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of the underlying Mutual Funds described below:



-------------------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra                    Nationwide Asset Allocation Trust (collectively
                                                              "Nationwide Professionally Managed Portfolios" or
                                                              "NPMP")
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                                - NPMP - The Aggressive Portfolio
-------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years                - NPMP - The Conservative Portfolio
- Institutional Shares
-------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                 - NPMP - The Moderate Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                                       - NPMP - The Moderately Aggressive Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                           - NPMP - The Moderately Conservative Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                        Neuberger & Berman Guardian Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                         Putnam Investors Fund - Class A
-------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                              Putnam Voyager Fund - Class A
-------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                             SEI Index Funds - S&P 500 Index Portfolio
-------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                             Seligman Growth Fund, Inc. - Class A
-------------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund                                  Short-Term  Investments  Trust  -  Treasury  Portfolio  -
                                                              Institutional Class
-------------------------------------------------------------------------------------------------------------------------
                                                              T. Rowe Price International Stock Fund(R)
-------------------------------------------------------------------------------------------------------------------------
                                                              Templeton Foreign Fund - Class I
-------------------------------------------------------------------------------------------------------------------------

                                    3 of 133

                            NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
-------------------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Growth                   Massachusetts Investors Growth Stock Fund - Class A
-------------------------------------------------------------------------------------------------------------------------


                           MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JULY 1, 1994
-------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America (SM), Inc.                           The Investment Company of America (R), Inc.
-------------------------------------------------------------------------------------------------------------------------


                            NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993
-------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund (formerly                    Nationwide(R) Growth Fund
"Evergreen Total Return Fund")
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A (formerly
"MFS (R) Capital Development Fund")
-------------------------------------------------------------------------------------------------------------------------


                      NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DC VARIABLE ACCOUNT
                                   CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987
-------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund (formerly "Fidelity High
Income Fund")
-------------------------------------------------------------------------------------------------------------------------



This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling the number listed above, or writing P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, www.sec.gov, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 27 OF THIS PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                    4 of 133

                                GLOSSARY OF TERMS

ACCUMULATION UNIT- A statistical index measuring the net investment results of each Sub-Account. It is the unit of measurement used to determine Contract Value and each Participant Account value.


ALLOCATED CONTRACT- A Contract where individual accounts are maintained by the Company on behalf of each Participant.


ANNUITANT- The person upon whose continuation of life any annuity payment involving life contingencies depends.

ANNUITIZATION- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence.


BENEFICIARY- The person named on the application to receive certain benefits under the Contract upon the death of the designated Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.


CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The person named on the application to be the alternate Beneficiary if the named Beneficiary is not living at the time of the death of the designated Annuitant.


CONTRACT- The Group Flexible Fund Retirement Contract issued by the Company to the Contract Owner under which the Company invests Purchase Payments made by the Contract Owner and assists the Contract Owner in making Retirement Income Payments at specified dates.

CONTRACT ANNIVERSARY- An anniversary of the date of issue of the Contract.


CONTRACT DATE- The date of issue shown on the Contract.


CONTRACT OWNER- The Member County to which the Contract is issued.


CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the General Account.

CONTRACT YEAR- Each period starting with either: (1) the Contract Date; or (2) a Contract Anniversary. The Contract Year ends immediately prior to the next Contract Anniversary.

DISTRIBUTION- Any payment by the Company of part or all of the Contract Value.

DISTRIBUTION PERIOD - The period during which payments are distributed from a Participant Account.


GENERAL ACCOUNT- An account comprised of all of the assets of the Company other than those in any segregated asset account.


HOME OFFICE- The main office of the Company located in Columbus, Ohio.


INITIAL TRANSFER - The initial amount transferred by the Owner from any investment product not offered by the Company. An Initial Transfer will be the initial Purchase Payment under a Contract.


MEMBER COUNTY- A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo Program.

NACo PROGRAM - The deferred compensation program established and administered pursuant to Section 457 of the Code for the benefit of Member Counties.


NET ASSET VALUE- The worth of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Contract Owner.


PARTICIPANT ACCOUNT - An account established by the Company for each Participant in which all financial transactions occurring with respect to a Participant, other than the purchase and payment of an annuity made from the Company's General Account, are recorded.

                                    5 of 133

PARTICIPANT ACCOUNT MAINTENANCE CHARGE- The maximum Participant Account Maintenance Charge is $50. This charge is subject to negotiation between the Contract Owner and the Company.


PARTICIPANT ACCOUNT YEAR- For each Participant, the Participant Account Year is each one year period starting with either the Participant Effective Date or a Participant Anniversary.

PARTICIPANT ANNIVERSARY-  An anniversary of the Participant Effective Date.

PARTICIPANT EFFECTIVE DATE- For each Participant, the Participant Effective Date is the first date Accumulation Units are credited to the Participant's Account on behalf of such Participant under the Contract.

PLAN- A Member County's Code Section 457 deferred compensation plan established and administered under the auspices of the NACo Program. The Plan document is referred to in the Contract schedule as the Plan. The assets of the Plan are part of the general assets of the Member County, provided that the Member County must hold all such Plan assets for the exclusive benefit of the Plan's Participants and Beneficiaries. The Participants have a contractual claim against the Member County for the benefits promised by the Plan.

PURCHASE PAYMENT- A deposit of new value into the Contract in order to provide retirement income benefits.

RETIRED PARTICIPANT- A Participant for whom payments under an Optional Retirement Income Form are being made.

RETIREMENT INCOME PAYMENTS- Periodic payments of the Participant Account made by the Company to the Participant or to a designated Beneficiary during the Distribution Period.

RETIREMENT COMMENCEMENT DATE- The date upon which Retirement Income Payments commence.

SUB-ACCOUNT- A separate and distinct division of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.


UNALLOCATED CONTRACT- A Contract under which a single account is maintained by the Company on behalf of a Plan.


UNDERLYING MUTUAL FUND- The registered management investment company specified on the Contract application in which the assets of a Sub-Account will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund Shares that the current Net Asset Value of its Accumulation Units might be materially affected.


VARIABLE ACCOUNT - NACo Variable Account, a segregated investment account established by the Company in which amounts equivalent to the Company's obligations under the Contract are held for all Participants, and for those Participants during retirement who have annuitized.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE- A charge made for various risks assumed by the Company and for administration of the Variable Account. The maximum charge cannot exceed an amount equal to 0.95%, on an annual basis, of the average account value.

                                    6 of 133

                                      TABLE OF CONTENTS


GLOSSARY OF TERMS...............................................................................................3
SUMMARY OF CONTRACT EXPENSES....................................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..........................................................................7
SYNOPSIS.......................................................................................................12
CONDENSED FINANCIAL INFORMATION................................................................................13
NATIONWIDE LIFE INSURANCE COMPANY..............................................................................14
THE VARIABLE ACCOUNT...........................................................................................14
         Voting Rights.........................................................................................14
PERIODIC REPORTS...............................................................................................14
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS..................................................................15
         Contingent Deferred Sales Charge......................................................................15
         Participant Account Maintenance Charge................................................................16
         Variable Account Annual Expense Fee...................................................................16
         Premium Taxes and Other Expenses......................................................................17
         Experience Credits....................................................................................17
DESCRIPTION OF THE CONTRACTS...................................................................................17
         Purpose of the Contracts..............................................................................17
         Modification of the Contract..........................................................................17
         Contract Rights and Privileges and Assignments........................................................18
         Exchange Privilege....................................................................................18
         Suspension and Termination............................................................................18
         Application of Purchase Payments......................................................................19
         Additional Purchase Payment Prior to Commencement of Annuity Payments.................................19
         Crediting Accumulation Units..........................................................................19
         Variable Account Accumulation Unit Value..............................................................19
         Allocation of Purchase Payments.......................................................................20
         Valuation of an Account...............................................................................20
         Redemption of Participant Accounts....................................................................20
DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD).......................................................21
         Retirement Income Payments............................................................................21
         Election of Income Form and Date......................................................................21
         Allocation of Retirement Income.......................................................................21
         Fixed Dollar Annuity..................................................................................21
         Minimum Payment.......................................................................................21
         Death Benefit Before Retirement.......................................................................21
         Optional Retirement Income Forms......................................................................21
         Death of Retired Participant..........................................................................22
         Withdrawal............................................................................................22
         Frequency of Payment..................................................................................22
         Determination of Payments Under Options A1 and A2.....................................................22
         Determination of Payments Under Options B1 and B2.....................................................23
         Determination of Amount of Variable Monthly Payments for the First Year...............................23
         Determination of Amount of Variable Monthly Payments for the Second
           and Subsequent Years................................................................................23
         Alternate Assumed Investment Rate.....................................................................23
GENERAL INFORMATION............................................................................................24
         Substitution of Securities............................................................................24
         Performance Advertising...............................................................................24
         Contract Owner Inquiries..............................................................................25
         Net Investment Factor.................................................................................25
         Valuation of Assets...................................................................................26
         Federal Tax Status....................................................................................26
         Contracts Issued Under the New York Model Plan........................................................26
LEGAL PROCEEDINGS..............................................................................................27
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................................................27
APPENDIX.......................................................................................................28


                                    7 of 133

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
      Maximum Contingent Deferred Sales Charge(1)....................................       4%
      (as a percentage of Purchase Payments)

MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE CHARGE(2) ....................................    $50

MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE FEE(3)........................................   0.95% per annum
(as a percentage of average account value)



1 Imposed only when applicable (see "Contingent Deferred Sales Charge").

2 The Participant Account Maintenance Charge is subject to negotiation (see "Participant Account Maintenance Charge").

3 The Variable Account Annual Expense Fee is subject to negotiation (see "Variable Account Annual Expense Fee"). The maximum fee does not include any expenses or premium taxes which may be levied by the state in which the Contract is issued. The Variable Account Annual Expense Fee does not include deductions for management fees and other expenses made by the Underlying Mutual Funds (see Underlying Mutual Fund Annual Expenses).

                                    8 of 133

                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
                         (After Expense Reimbursement)
         (as a percentage of Underlying Mutual Fund average net assets)


                                         =============================================================
                                                                                    Total Underlying
                                          Management        Other         12b-1        Mutual Fund
                                             Fees          Expenses        Fees      Annual Expenses
------------------------------------------------------------------------------------------------------
American Century: Twentieth Century          1.00%           0.00%        0.00%           1.00%
Growth
------------------------------------------------------------------------------------------------------
American Century: Twentieth Century          1.00%          0.00%         0.00%           1.00%
Ultra
------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.           0.35%          0.11%         0.25%           0.71%
------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.         0.75%          0.36%         0.00%           1.11%
------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund             0.98%          0.21%         0.00%           1.19%
------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities:        0.40%          0.14%         0.00%           0.54%
2-5 Years - Institutional Shares
------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund               0.62%          0.27%         0.00%           0.89%
------------------------------------------------------------------------------------------------------
Fidelity Contrafund                          0.63%          0.16%         0.00%           0.79%
------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                  0.45%          0.23%         0.00%           0.68%
------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                    0.47%          0.21%         0.00%           0.68%
------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                       0.53%          0.30%         0.00%           0.83%
------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                        0.46%          0.28%         0.00%           0.74%
------------------------------------------------------------------------------------------------------
The Investment Company of America(R)         0.26%          0.12%         0.21%           0.59%
------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio             0.38%          0.11%         0.00%           0.49%
------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock         0.31%          0.23%         0.19%           0.73%
Fund - Class A
------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund -
Class A                                      0.90%          0.36%         0.25%           1.51%
------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A            0.45%          0.34%         0.26%           1.05%
------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                           0.50%          0.11%         0.00%           0.61%
------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                    0.50%          0.14%         0.00%           0.64%
------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund              0.45%          0.15%         0.00%           0.60%
------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust -          1.00%          0.10%         0.00%           1.10%
Nationwide Small Company Fund
------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio              0.50%          0.00%         0.00%           0.50%
------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio            0.50%          0.00%         0.00%           0.50%
------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                0.50%          0.00%         0.00%           0.50%
------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive             0.50%          0.00%         0.00%           0.50%
Portfolio
------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative           0.50%          0.00%         0.00%           0.50%
Portfolio
------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.       0.70%          0.12%         0.00%           0.82%
-----------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A              0.59%          0.19%         0.25%           1.03%
------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                0.51%          0.27%         0.25%           1.03%
------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index            0.19%          0.06%         0.00%           0.25%
Portfolio
------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A(2)      0.70%          0.27%         0.23%           1.20%
------------------------------------------------------------------------------------------------------
Short-Term Investments  Trust - Treasury
Portfolio - Institutional Class              0.06%          0.03%         0.00%           0.09%
------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)    0.68%          0.20%         0.00%           0.88%
------------------------------------------------------------------------------------------------------
Templeton Foreign Fund  - Class I            0.61%          0.26%         0.25%           1.12%
------------------------------------------------------------------------------------------------------


1 The mutual fund expenses shown above are assessed at the Underlying Mutual
  Fund level and are not direct charges against Variable Account assets or Contract Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit value. There are no front-end load fees (sales charges) at the Underlying Mutual Fund level. The following funds are subject to fee waivers or expense reimbursement arrangements:

                                    9 of 133

------------------------------------------------------------------------------------------------------------
                        FUND                                             EXPENSES WITHOUT
                                                                     REIMBURSEMENT OR WAIVER
------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5         The total operating expenses would have been 0.79%
Years - Institutional Shares                           absent the voluntary waiver of a portion of the
                                                       shareholder service fee.
------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                          The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.68%.
------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                              The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.95%.
------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                 The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.83%.
------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                  The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.69%.
 -----------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                        The Fund will waive 0.05% of the total 0.50%
                                                       management fee until further notice.
------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio            The Fund's Manager has waived, on a voluntary
                                                       basis, a portion of its fee, and the
                                                       said management/advisory fees shown above reflect
                                                       waiver. Absent such waiver, the
                                                       management/advisory fees would be .25%. The
                                                       Distributor has waived, on a voluntary basis, all
                                                       or a portion of its shareholder servicing fee.
                                                       Absent such waiver, the shareholder servicing fee
                                                       would be .25%. Absent these fee waivers, total
                                                       operating expenses would be .56%.
------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -    The Fund's Adviser has currently agreed to
Institutional Class                                    voluntarily waive a portion of its Advisory fee and/or
                                                       assume certain expenses of the Portfolio. Absent such
                                                       waiver, total operating fees would have been 0.14%.
------------------------------------------------------------------------------------------------------------

The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                                   10 of 133

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a total Variable Account annual expense rate of 0.95% of average account value, a $1,000 initial Purchase Payment and 5% annual return on assets.


                                                                   ----------------------------------------------------
                                                                           If you surrender your Contract
                                                                            at the end of the applicable
                                                                                     time period
---------------------------------------------------------------------------------------------------------------------
                                                                    1 Yr.        3 Yrs.       5 Yrs.       10 Yrs.
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                           60           103           149          274
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                            60           103           149          274
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                   57            94           133          242
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc                                  62           107           154          286
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                     62           109           159          295
---------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -               56            89           124          223
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       59           100           143          262
---------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                  58            97           137          251
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                                        57            93           131          239
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                            57            93           131          239
---------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                               59            98           139          256
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                58            95           135          246
---------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                                 56            90           127          229
---------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                     55            87           121          217
---------------------------------------------------------------------------------------------------------------------
MFS Growth Opportunities Fund                                        66           119           176          328
---------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                                                 61           105           151          280
---------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                  58            95           134          244
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                                   56            91           128          231
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                            57            92           129          234
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                                      56            90           127          230
---------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small                 62           106           154          285
Company Fund
---------------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                      55            87           122          218
---------------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                    55            87           122          218
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                        55            87           122          218
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                           55            87           122          218
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                         55            87           122          218
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                               59            98           139          254
---------------------------------------------------------------------------------------------------------------------
Putnam  Investors Fund - Class A                                     61           104           150          277
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                        61           104           150          277
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                          53            79           108          189
---------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                 63           110           159          296
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -                  51            74           99           171
Institutional Class
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                            59            99           142          261
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                     62           107           155          287
---------------------------------------------------------------------------------------------------------------------


This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                   11 of 133

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a total Variable Account annual expense rate of 0.95% of average account value, a $1,000 initial Purchase Payment and 5% annual return on assets.


                                                                   --------------------------------------------------
                                                                        If you do not surrender your Contract
                                                                            at the end of the applicable
                                                                                     time period
---------------------------------------------------------------------------------------------------------------------
                                                                    1 Yr.        3 Yrs.       5 Yrs.       10 Yrs.
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                           20            63           109          234
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                            20            63           109          234
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                   17            54            93          202
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                                 22            67           114          246
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                     22            69           119          255
---------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -               16            49            84          183
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       19            60           103          222
---------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                  18            57            97          211
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                                        17            53            91          199
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                            17            53            91          199
---------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                               19            58            99          216
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                18            55            95          206
---------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                                 16            50            87          189
---------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                     15            47            81          177
---------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                           26            79           136          288
---------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                                    21            65           111          240
---------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                  18            55            94          204
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                                   16            51            88          191
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                            17            52            89          194
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                                      16            50            87          190
---------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small                 22            66           114          245
Company Fund
---------------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                      15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                    15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                        15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                           15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                         15            47            82          178
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                               19            58            99          214
---------------------------------------------------------------------------------------------------------------------
Putnam  Investors Fund - Class A                                     21            64           110          237
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                        21            64           110          237
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                          13            39            68          149
---------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                 23            70           119          256
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -                  11            34            59          131
Institutional Class
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                            19            59           102          221
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                     22            67           115          247
---------------------------------------------------------------------------------------------------------------------


This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                   12 of 133

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a total Variable Account annual expense rate of 0.95% of average account value, a $1,000 initial Purchase Payment and 5% annual return on assets.


                                                                   --------------------------------------------------
                                                                           If you annuitize your Contract
                                                                      at the end of the applicable time period
                                                                   --------------------------------------------------
                                                                    1 Yr.        3 Yrs.       5 Yrs.       10 Yrs.
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                           20            63           109          234
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                            20            63           109          234
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                   17            54            93          202
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                                 22            67           114          246
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                     22            69           119          255
---------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -               16            49            84          183
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       19            60           103          222
---------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                  18            57            97          211
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                                        17            53            91          199
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                            17            53            91          199
---------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                               19            58            99          216
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                18            55            95          206
---------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                                 16            50            87          189
---------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                     15            47            81          177
---------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                           26            79           136          288
---------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                                    21            65           111          240
---------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                  18            55            94          204
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                                   16            51            88          191
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                            17            52            89          194
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                                      16            50            87          190
---------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small                 22            66           114          245
Company Fund
---------------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                      15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                    15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                           15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                         15            47            82          178
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                               19            58            99          214
---------------------------------------------------------------------------------------------------------------------
Putnam  Investors Fund - Class A                                     21            64           110          237
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                        21            64           110          237
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                          13            39            68          149
---------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                 23            70           119          256
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -                  11            34            59          131
Institutional Class
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                            19            59           102          221
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                     22            67           115          247
---------------------------------------------------------------------------------------------------------------------


This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.


The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The Tables reflect expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Variable Account Charges, Purchase Payments, and Other Deductions."

                                   13 of 133

For more and complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes").

                                    SYNOPSIS


The Contracts described in this prospectus are designed for use in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. The Plans qualify for favorable tax treatment under Section 457 of the Code. The Participants generally are not subject to federal income tax on amounts deferred under such plans until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.


Purchase Payments under the Contracts are placed in the Variable Account. The Variable Account is a unit investment trust with Sub-Accounts having distinct unit values, each reflecting investment results of a different Underlying Mutual Fund. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified Underlying Mutual Fund (see "Appendix of Participating Funds").


The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract is withdrawn, the Company will, with certain exceptions, deduct from the Contract Value, a Contingent Deferred Sales Charge ("CDSC") equal to not more than 4% of the lesser of the total of all Purchase Payments made prior to the date of the request for surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

Under certain Contracts, the Company may assess a Participant Account Maintenance Charge. Under no circumstances will a Participant Account Maintenance Charge be assessed unless the charge is specifically negotiated and agreed upon by the Contract Owner and the Company. The maximum amount which may be assessed is $50 (see "Participant Account Maintenance Charge"). Any applicable premium taxes will be charged against the Contracts. If any premium taxes are payable at the time Purchase Payments are made, the premium tax deduction will be made prior to allocation to any Underlying Mutual Fund (see "Premium Taxes").

A Variable Account Annual Expense Fee is assessed in connection with the Company's contractual promise to accept various risks and administrative expenses associated with the issuance of the Contracts. This fee is subject to negotiation and may vary from one plan to another reflecting the unique characteristics of different plans when considered as a whole. This charge is calculated as a percentage of assets and is deducted on each Valuation Date from amounts held in the Variable Account. The maximum fee which may be assessed by the Company is 0.95% per annum of the average account value (see "Variable Account Annual Expense"). In addition, the Underlying Mutual Funds make certain deductions from their assets (see Underlying Mutual Fund Annual Expenses).

The CDSC, Participant Account Maintenance Charge and Variable Account Expense Fee, when negotiated, may be decreased upon notice to the Contract Owner (see "Modification of the Contract").

                                   14 of 133

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


                                 Accumulation         Accumulation           Number of
                                  Unit Value           Unit Value        Accumulation Units
                                 At Beginning            At End          Outstanding At The
   Underlying Mutual Fund          Of Period            Of Period        End Of The Period     Year
----------------------------- -------------------- -------------------- --------------------- --------
American Century: Twentieth
Century Growth                     4.562802             5.842996             17,611,062        1997
                              -------------------- -------------------- --------------------- --------
                                   4.005400             4.562802             15,929,074        1996
                              -------------------- -------------------- --------------------- --------
                                   3.359891             4.005400             37,362,979        1995
                              -------------------- -------------------- --------------------- --------
                                   3.443124             3.359891             38,748,520        1994
                              -------------------- -------------------- --------------------- --------
                                   3.350122             3.443124             41,912,416        1993
                              -------------------- -------------------- --------------------- --------
                                   3.533694             3.350122             43,106,409        1992
                              -------------------- -------------------- --------------------- --------
                                   2.571846             3.533694             31,955,054        1991
----------------------------- -------------------- -------------------- --------------------- --------
American Century: Twentieth
Century Ultra                      1.424846             1.737832            125,555,220        1997
                              -------------------- -------------------- --------------------- --------
                                   1.263551             1.424846             51,280,940        1996
                              -------------------- -------------------- --------------------- --------
                                   0.926489             1.263551             79,405,506        1995
                              -------------------- -------------------- --------------------- --------
                                   0.970411             0.926489             59,484,505        1994
                              -------------------- -------------------- --------------------- --------
                                   1.000000             0.970411             21,036,904        1993
----------------------------- -------------------- -------------------- --------------------- --------
The Bond Fund of
America(SM), Inc.                  2.155739             2.332586             6,366,974         1997
                              -------------------- -------------------- --------------------- --------
                                   2.039710             2.155739             3,393,296         1996
                              -------------------- -------------------- --------------------- --------
                                   1.741422             2.039710             6,578,720         1995
                              -------------------- -------------------- --------------------- --------
                                   1.850918             1.741422             5,740,929         1994
                              -------------------- -------------------- --------------------- --------
                                   1.637181             1.850918             5,644,051         1993
                              -------------------- -------------------- --------------------- --------
                                   1.484255             1.637181             4,185,113         1992
                              -------------------- -------------------- --------------------- --------
                                   1.338732             1.484255             3,262,200         1991*
----------------------------- -------------------- -------------------- --------------------- --------
The Dreyfus Third
Century Fund, Inc.                 2.756438             3.532277            14,863,803         1997
                              -------------------- -------------------- --------------------- --------
                                   2.238323             2.756438             5,449,596         1996
                              -------------------- -------------------- --------------------- --------
                                   1.663803             2.238323             9,402,637         1995
                              -------------------- -------------------- --------------------- --------
                                   1.814915             1.663803             9,817,673         1994
                              -------------------- -------------------- --------------------- --------
                                   1.740666             1.814915            10,291,485         1993
                              -------------------- -------------------- --------------------- --------
                                   1.723855             1.740666             8,918,980         1992
                              -------------------- -------------------- --------------------- --------
                                   1.503652             1.723855             4,654,790         1991*
----------------------------- -------------------- -------------------- --------------------- --------
Evergreen Income and Growth
Fund (formerly Evergreen
Total Return Fund)                 1.947502             2.422616             1,666,312         1997
                              -------------------- -------------------- --------------------- --------
                                   1.741651             1.947502             1,070,229         1996
                              -------------------- -------------------- --------------------- --------
                                   1.419467             1.741651             2,635,928         1995
                              -------------------- -------------------- --------------------- --------
                                   1.531292             1.419467             3,343,918         1994
                              -------------------- -------------------- --------------------- --------
                                   1.368966             1.531292            10,220,011         1993
                              -------------------- -------------------- --------------------- --------
                                   1.256090             1.368966             8,701,160         1992
                              -------------------- -------------------- --------------------- --------
                                   1.146614             1.256090             7,977,105         1991*
----------------------------- -------------------- -------------------- --------------------- --------
Federated U.S. Government
Securities Fund: 2-5 years -
Institutional Shares               1.226751             1.301886             3,296,152         1997
                              -------------------- -------------------- --------------------- --------
                                   1.195751             1.226751             1,296,431         1996
                              -------------------- -------------------- --------------------- --------
                                   1.062969             1.195751             2,344,091         1995
                              -------------------- -------------------- --------------------- --------
                                   1.094086             1.062969             1,802,090         1994
                              -------------------- -------------------- --------------------- --------
                                   1.031362             1.094086             1,501,568         1993
                              -------------------- -------------------- --------------------- --------
                                   1.000000             1.031362               359,089         1992
----------------------------- -------------------- -------------------- --------------------- --------
Fidelity Capital &
Income Fund                        4.096488             4.654233              570,207          1997
                              -------------------- -------------------- --------------------- --------
                                   3.712491             4.096488              294,263          1996
                              -------------------- -------------------- --------------------- --------
                                   3.210584             3.712491               818,785         1995
                              -------------------- -------------------- --------------------- --------
                                   3.397953             3.210584               900,127         1994
                              -------------------- -------------------- --------------------- --------
                                   2.746533             3.397953             1,009,928         1993
                              -------------------- -------------------- --------------------- --------
                                   2.165417             2.746533             1,100,291         1992
                              -------------------- -------------------- --------------------- --------
                                   1.972198             2.165417             1,260,909         1991*
----------------------------- -------------------- -------------------- --------------------- --------
Fidelity Contrafund                1.588961             1.935930           165,606,687         1997
                              -------------------- -------------------- --------------------- --------
                                   1.315600             1.588961             63,488,282        1996
                              -------------------- -------------------- --------------------- --------
                                   0.974545             1.315600             86,483,728        1995
                              -------------------- -------------------- --------------------- --------
                                   0.994981             0.974545            59,048,072         1994
                              -------------------- -------------------- --------------------- --------
                                   1.000000             0.994981            17,300,194         1993
----------------------------- -------------------- -------------------- --------------------- --------


     *Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).
                                                        (Continued on next page)

                                   15 of 133

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                                 Accumulation         Accumulation         Number of
                                  Unit Value           Unit Value      Accumulation Units
                                 At Beginning            At End        Outstanding At The
   Underlying Mutual Fund          Of Period           Of Period       End Of The Period      Year
----------------------------- -------------------- ------------------- ------------------- -----------
Fidelity Equity - Income Fund      5.359692             6.900915           51,141,002         1997
                              -------------------- ------------------- ------------------- -----------
                                   4.471070             5.359692           21,843,280         1996
                              -------------------- ------------------- ------------------- -----------
                                   3.424310             4.471070           41,090,717         1995
                              -------------------- ------------------- ------------------- -----------
                                   3.448520             3.424310           37,439,255         1994
                              -------------------- ------------------- ------------------- -----------
                                   2.869860             3.448520           30,564,448         1993
                              -------------------- ------------------- ------------------- -----------
                                   2.526472             2.869860           25,417,028         1992
                              -------------------- ------------------- ------------------- -----------
                                   2.283309             2.526472           24,200,256         1991*
----------------------------- -------------------- ------------------- ------------------- -----------
Fidelity Magellan(R) Fund          1.439440             1.804997           68,868,962         1997
                              -------------------- ------------------- ------------------- -----------
                                   1.301185             1.439440           35,450,214         1996
                              -------------------- ------------------- ------------------- -----------
                                   0.960039             1.301185           63,751,788         1995
                              -------------------- ------------------- ------------------- -----------
                                   0.987051             0.960039           43,410,162         1994
                                   1.000000             0.987051            9,307,585         1993
----------------------------- -------------------- ------------------- ------------------- -----------
Fidelity OTC Portfolio             1.680710             1.829868          17,193,114          1997
                              -------------------- ------------------- ------------------- -----------
                                   1.371346             1.680710           4,002,730          1996
                              -------------------- ------------------- ------------------- -----------
                                   1.001544             1.371346           3,611,136          1995
                              -------------------- ------------------- ------------------- -----------
                                   1.000000             1.001544             414,031          1994
----------------------------- -------------------- ------------------- ------------------- -----------
Fidelity Puritan Fund              1.317344             1.596538           19,817,717         1997
                              -------------------- ------------------- ------------------- -----------
                                   1.154955             1.317344            8,701,486         1996
                              -------------------- ------------------- ------------------- -----------
                                   0.959935             1.154955           11,375,851         1995
                              -------------------- ------------------- ------------------- -----------
                                   1.000000             0.959935            3,191,039         1994
----------------------------- -------------------- ------------------- ------------------- -----------
The Investment Company
of America(R)                      1.771097             2.277283           31,651,569         1997
                              -------------------- ------------------- ------------------- -----------
                                   1.498194             1.771097           14,871,400         1996
                              -------------------- ------------------- ------------------- -----------
                                   1.157835             1.498194           21,189,283         1995
                              -------------------- ------------------- ------------------- -----------
                                   1.167040             1.157835           15,911,747         1994
                              -------------------- ------------------- ------------------- -----------
                                   1.055548             1.167040            9,316,764         1993
                              -------------------- ------------------- ------------------- -----------
                                   1.000000             1.055548            1,904,764         1992
----------------------------- -------------------- ------------------- ------------------- -----------
MAS Funds Fixed Income
Portfolio                          1.229760             1.335173            2,016,658         1997
                              -------------------- ------------------- ------------------- -----------
                                   1.156444             1.229760              554,865         1996
                              -------------------- ------------------- ------------------- -----------
                                   0.980782             1.156444              461,663         1995
                              -------------------- ------------------- ------------------- -----------
                                   1.000000             0.980782               16,059         1994
----------------------------- -------------------- ------------------- ------------------- -----------
MFS(R) Growth Opportunities
Fund - Class A                     7.380232             9.012669            1,768,566         1997
                              -------------------- ------------------- ------------------- -----------
                                   6.114190             7.380232            1,022,657         1996
                              -------------------- ------------------- ------------------- -----------
                                   4.589533             6.114190            2,209,754         1995
                              -------------------- ------------------- ------------------- -----------
                                   4.834037             4.589533            2,656,048         1994
                              -------------------- ------------------- ------------------- -----------
                                   4.200054             4.834037            6,486,767         1993
                              -------------------- ------------------- ------------------- -----------
                                   3.936838             4.200054            6,897,026         1992
                              -------------------- ------------------- ------------------- -----------
                                   3.656615             3.936838            7,710,706         1991*
----------------------------- -------------------- ------------------- ------------------- -----------
MFS(R) High Income Fund -
Class A                            5.518160             6.168371            2,328,945         1997
                              -------------------- ------------------- ------------------- -----------
                                   4.949752             5.518160            1,009,326         1996
                              -------------------- ------------------- ------------------- -----------
                                   4.265493             4.949752            1,898,625         1995
                              -------------------- ------------------- ------------------- -----------
                                   4.422523             4.265493            1,736,718         1994
                              -------------------- ------------------- ------------------- -----------
                                   3.739642             4.422523            1,666,484         1993
                              -------------------- ------------------- ------------------- -----------
                                   3.225557             3.739642            1,036,199         1992
                              -------------------- ------------------- ------------------- -----------
                                   2.894993             3.225557              817,803         1991*
----------------------------- -------------------- ------------------- ------------------- -----------
Massachusetts Investors
Growth Stock Fund - Class A       10.880822            15.968068            801,488           1997
                              -------------------- ------------------- ------------------- -----------
                                   8.942612            10.880822            491,538           1996
                              -------------------- ------------------- ------------------- -----------
                                   7.034148             8.942612            877,034           1995
                              -------------------- ------------------- ------------------- -----------
                                   7.613442             7.034148            876,723           1994
                              -------------------- ------------------- ------------------- -----------
                                   6.714892             7.613442            837,196           1993
                              -------------------- ------------------- ------------------- -----------
                                   6.368639             6.714892            711,003           1992
                              -------------------- ------------------- ------------------- -----------
                                   5.100857             6.368639            559,059           1991
----------------------------- -------------------- ------------------- ------------------- -----------


* Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).
                                                        (Continued on next page)

                                   16 of 133

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                                 Accumulation        Accumulation          Number of
                                  Unit Value          Unit Value       Accumulation Units
                                 At Beginning           At End         Outstanding At The
   Underlying Mutual Fund         Of Period            Of Period       End Of The Period      Year
----------------------------- ------------------- -------------------- ------------------- -----------
Nationwide(R) Fund                14.964379            20.697282            4,299,707         1997
                              ------------------- -------------------- ------------------- -----------
                                  12.191058            14.964379            1,456,965         1996
                              ------------------- -------------------- ------------------- -----------
                                   9.468045            12.191058            2,755,666         1995
                              ------------------- -------------------- ------------------- -----------
                                   9.502760            9.468045             2,754,540         1994
                              ------------------- -------------------- ------------------- -----------
                                   8.985447            9.502760             2,950,704         1993
                              ------------------- -------------------- ------------------- -----------
                                   8.810680            8.985447             3,032,348         1992
                              ------------------- -------------------- ------------------- -----------
                                   7.837093            8.810680             2,238,323         1991*
----------------------------- ------------------- -------------------- ------------------- -----------
Nationwide(R) Growth Fund          3.083008            3.854876             1,987,181         1997
                              ------------------- -------------------- ------------------- -----------
                                   2.667201            3.083008             1,157,824         1996
                              ------------------- -------------------- ------------------- -----------
                                   2.092009            2.667201             2,409,384         1995
                              ------------------- -------------------- ------------------- -----------
                                   2.081399            2.092009             2,602,594         1994
                              ------------------- -------------------- ------------------- -----------
                                   1.887524            2.081399             6,293,504         1993
                              ------------------- -------------------- ------------------- -----------
                                   1.792687            1.887524             5,507,203         1992
                              ------------------- -------------------- ------------------- -----------
                                   1.498853            1.792687             4,283,563         1991*
----------------------------- ------------------- -------------------- ------------------- -----------
Nationwide(R) Money
Market Fund**                      2.884848            3.003821            14,828,575         1997
                              ------------------- -------------------- ------------------- -----------
                                   2.774433            2.884848             6,821,937         1996
                              ------------------- -------------------- ------------------- -----------
                                   2.654661            2.774433            15,458,252         1995
                              ------------------- -------------------- ------------------- -----------
                                   2.583387            2.654661            14,664,113         1994
                              ------------------- -------------------- ------------------- -----------
                                   2.542721            2.583387            15,887,549         1993
                              ------------------- -------------------- ------------------- -----------
                                   2.487178            2.542721            17,431,451         1992
                              ------------------- -------------------- ------------------- -----------
                                   2.437912            2.487178            20,546,392         1991*
----------------------------- ------------------- -------------------- ------------------- -----------
Neuberger & Berman Guardian
Fund, Inc.                         1.460410            1.706116            23,446,031         1997
                              ------------------- -------------------- ------------------- -----------
                                   1.250781            1.460410             6,973,153         1996
                              ------------------- -------------------- ------------------  -----------
                                   0.955773            1.250781             7,940,457         1995
                              ------------------- -------------------- ------------------- -----------
                                   1.000000            0.955773               907,272         1994
----------------------------- ------------------- -------------------- ------------------- -----------
Putnam Investors Fund -
Class A                           13.594501            18.110411            3,305,277         1997
                              ------------------- -------------------- ------------------- -----------
                                  11.305164            13.594501            1,545,059         1996
                              ------------------- -------------------- ------------------- -----------
                                   8.297318            11.305164            2,260,621         1995
                              ------------------- -------------------- ------------------- -----------
                                   8.652501            8.297318             2,145,377         1994
                              ------------------- -------------------- ------------------- -----------
                                   7.410567            8.652501             1,975,963         1993
                              ------------------- -------------------- ------------------- -----------
                                   6.934213            7.410567             1,682,860         1992
                              ------------------- -------------------- ------------------- -----------
                                   6.383603            6.934213             1,597,104         1991*
----------------------------- ------------------- -------------------- ------------------- -----------
Putnam Voyager Fund -
Class A                            3.074879            3.837108            52,162,678         1997
                              ------------------- -------------------- ------------------- -----------
                                   2.752130            3.074879            22,936,312         1996
                              ------------------- -------------------- ------------------- -----------
                                   1.982311            2.752130            27,203,903         1995
                              ------------------- -------------------- ------------------- -----------
                                   1.992379            1.982311            19,751,850         1994
                              ------------------- -------------------- ------------------- -----------
                                   1.698751            1.992379            12,946,038         1993
                              ------------------- -------------------- ------------------- -----------
                                   1.563079            1.698751             5,917,563         1992
                              ------------------- -------------------- ------------------- -----------
                                   1.256187            1.563079             1,655,847         1991*
----------------------------- ------------------- -------------------- ------------------- -----------
SEI Index Fund - S & P 500
Index Portfolio                    1.139331            1.501833            38,540,683         1997
                              ------------------- -------------------- ------------------- -----------
                                   1.000000            1.139331             4,129,102         1996
----------------------------- ------------------- -------------------- ------------------- -----------
Seligman Growth Fund, Inc.-
Class A                           10.720312            12.541848              772,926         1997
                              ------------------- -------------------- ------------------- -----------
                                   8.934609            10.720312              381,977         1996
                              ------------------- -------------------- ------------------- -----------
                                   7.020585            8.934609               616,776         1995
                              ------------------- -------------------- ------------------- -----------
                                   7.370495            7.020585               582,039         1994
                              ------------------- -------------------- ------------------- -----------
                                   6.989639            7.370495               538,601         1993
                              ------------------- -------------------- ------------------- -----------
                                   6.340967            6.989639               364,304         1992
                              ------------------- -------------------- ------------------- -----------
                                   5.483042            6.340967               308,224         1991*
----------------------------- ------------------- -------------------- ------------------- -----------


 * Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

** The 7-day yield on the Nationwide(R) Money Market Fund as of December 31,
   1996 was 3.89%.

                                                        (Continued on next page)

                                   17 of 133

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


                                 Accumulation        Accumulation          Number of
                                  Unit Value          Unit Value       Accumulation Units
                                 At Beginning           At End         Outstanding At The
   Underlying Mutual Fund         Of Period            Of Period       End Of The Period      Year
----------------------------- ------------------- -------------------- ------------------- -----------
Short-Term Investments -           1.168909            1.222017            3,399,331          1997
                              ------------------- -------------------- ------------------- -----------
Trust- Treasury                    1.119630            1.168909            1,151,812          1996
                              ------------------- -------------------- ------------------- -----------
Portfolio - Institutional
Class *                            1.066889            1.119630            1,524,715          1995
                              ------------------- -------------------- ------------------- -----------
                                   1.034183            1.066889            1,223,255          1994
                              ------------------- -------------------- ------------------- -----------
                                   1.012172            1.034183              500,957          1993
                              ------------------- -------------------- ------------------- -----------
                                   1.000000            1.012172              246,584          1992
----------------------------- ------------------- -------------------- ------------------- -----------
T. Rowe Price International
Stock Fund(R)                      1.178559            1.198953           23,881,713          1997
                              ------------------- -------------------- ------------------- -----------
                                   1.025854            1.178559            9,304,599          1996
                              ------------------- -------------------- ------------------- -----------
                                   0.929695            1.025854           10,412,582          1995
                                   1.000000            0.929695            4,482,375          1994
----------------------------- ------------------- -------------------- ------------------- -----------
Templeton Foreign Fund -
Class I                            1.215580            1.284157           37,738,973          1997
                              ------------------- -------------------- ------------------- -----------
                                   1.040054            1.215580           13,461,397          1996
                              ------------------- -------------------- ------------------- -----------
                                   0.944596            1.040054           16,316,118          1995
                              ------------------- -------------------- ------------------- -----------
                                   1.000000            0.944596            6,972,585          1994
----------------------------- ------------------- -------------------- ------------------- -----------



* The 7-day yield on the Short-Term Investments Trust - Treasury Portfolio - Institutional Class as of December 31, 1996 was 4.52%.

Nationwide Professionally Managed Portfolios - The Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Conservative Portfolio, Nationwide Professionally Managed Portfolios - The Moderate Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Conservative Portfolio and NSAT - Nationwide Small Company Fund were first available January 19, 1998, and therefore unit value information is not available.

                                   18 of 133

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise", with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, the Virgin Islands, and Puerto Rico.


                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company on September 7, 1988 pursuant Ohio law. The Variable Account has been registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.


The net Purchase Payments applied to the Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The Variable Account is divided into Sub-Accounts of Accumulation Units, each of which represents a separate Underlying Mutual Fund (see "Appendix - Participating Funds" for a description of the investment objective of each Underlying Mutual Fund).

Each Sub-Account is administered and accounted for as a part of the separate account, but the income, capital gains or losses of each Sub-Account are credited to or charged against the assets held for that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or losses of any other Sub-Account, or arising out of any other business the Company may conduct. The assets within each Sub-Account are not chargeable with liabilities arising out of the business conducted by any other Sub-Account, nor will the Variable Account as a whole be chargeable with liabilities arising out of any other business the Company may conduct.

VOTING RIGHTS


The Variable Account will be owner of record of all Underlying Mutual Fund shares purchased by the respective account until such Underlying Mutual Fund shares are sold, but all securities will be held for the benefit of the Contract Owners. In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders. The shares will be voted in accordance with instructions received from Contract Owners. The Company or its designee will mail to each Contract Owner at its last known address all periodic reports and proxy material of the applicable Underlying Mutual Fund, and a form with which to give voting instructions. Any Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the instructions received from all persons furnishing timely instructions. A Contract Owner's voting rights may decrease with the cancellation of Accumulation Units to make annuity payments.


                                PERIODIC REPORTS

The Company or its designee will, semi-annually, provide to each Participant, a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity of the Variable Account. Each Participant and Retired Participant will also be informed, periodically, of the number of Accumulation Units credited to his or her account, as well as the total account value.

The current prospectus of the Variable Account will be made available to Participants through the Contract Owner. The Contract Owner may, under the terms of the Plan, have an obligation to furnish additional information to Participants, such as a notice of any changes in the Plan or tax status of the Plan and the financial condition of the Contract Owner as it relates to obligations under the Plan.

                                   19 of 133

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS


Charges associated with Contracts described in this prospectus may vary from one Plan to another, depending on the nature of the Plan and the particular needs and preferences of Contract Owners. Generally, all charges are negotiable; this allows the Company and Contract Owners flexibility in "custom designing" a charge structure that is consistent with the expectations and preferences of Contract Owners, as well as the expenses (which will vary from Plan to Plan) and profitability aims of the Company.

With respect to any existing Contract which may be re-negotiated, however, the Company will not negotiate for, nor impose aggregate Contract charges greater than those in effect prior to re-negotiation. In other words, charges under any existing Contract which is re-negotiated may be lowered, but under no circumstances will they be raised.


CONTINGENT DEFERRED SALES CHARGE


No deduction for a sales charge is made from the Purchase Payments for these Contracts. However the CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including compensation paid to sales personnel, the costs of preparation of sales literature, and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from a CDSC. Any shortfall will be borne by the Company, which may indirectly include portions of the Variable Account Annual Expense Fee, since the Company intends to generate a profit from this fee.

If the Contract Owner terminates the Contract in accordance with the section entitled "Suspension and Termination", and directs the Company to withdraw all or part of the Contract Value, the Company will assess a CDSC against the amount withdrawn, by deducting an amount from each Participant's Account as indicated below. For purposes of the CDSC, withdrawals under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period.

For withdrawals made after December 31, 1997, the CDSC will be the lesser of (i) and (ii) below, where:


     (i) is the lesser of 2% of the Purchase Payments made on behalf of a Participant prior to the date of the withdrawal, or 2% of the amount withdrawn; and

     (ii) is the lesser of the applicable percentage set forth in the table below multiplied by the Purchase Payments made on behalf of a Participant prior to the date of withdrawal, or the applicable percentage set forth below multiplied by the amount withdrawn.

                                      Number of Completed Years of
                                             Participation
         CDSC Percentage                (Beginning July 1, 1985)
               4%                             1 through 12

               3%                                  13

               2%                                  14

               1%                                  15

               0%                             16 and after

Years of participation credited toward the CDSC schedule as set forth above may only be those earned beginning with the date of a Participant's first deferral deposited in the Contracts.


Notwithstanding the above, the CDSC will not apply to any withdrawals made on or after January 1, 2001.

When a CDSC of less than 4% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced marketing expenses.

No CDSC will be imposed on Contract Value that is paid under:

     *    any life income payment option;

     * designated period payment options of 5 or more years for a Participant who has a minimum of 5 Participant Account Years prior to the time the benefit payments are to commence; and

     * a one-sum or periodic payment payable because of a Participant's death.

For Contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contractual modifications, a CDSC may be negotiated and assessed. The maximum CDSC percentage which may be assessed is 5% of the lesser of: (1) the total of all Purchase Payments received on behalf of the surrendering Participant or the withdrawing Contract Owner prior to the date of the request for surrender; or (2) the amount surrendered. The cumulative sum of all such charges, per Participant, shall never exceed 5% (or such lesser percentage, if applicable) of the total Purchase Payments made on behalf of such Participant for the 16 years prior to the date the surrender is requested.

                                   20 of 133

When a CDSC of less than 5% is negotiated and assessed, the reduced charge will reflect actual variations in expenses, usually resulting from reduced agent's commissions.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

A Participant Account Maintenance Charge, if assessed, will help the Company to offset administrative expenses, and the charge will not exceed the Company's actual administrative expenses under the Contracts.

The Company will not assess the Participant Account Maintenance Charge unless the charge is negotiated and contractually agreed upon between the Contract Owner and the Company. Generally, Contract Owners negotiating for a Participant Account Maintenance Charge, or a higher Participant Account Maintenance Charge, will do so with the expectation of having the Company lower other fees associated with the Contract. Conversely, the absence of a Participant Account Maintenance Charge may be expected to increase other charges. The maximum amount which may be assessed is $50. If a Participant Account Maintenance Charge is negotiated, the Company will assess each Participant Account the negotiated amount at the beginning of each Participant Account Year for the preceding Participant Account Year, during both the accumulation and annuity periods.

The Company will assess the Participant Account Maintenance Charge on the date (other than a Participant Anniversary) that amounts held in respect of a Participant are fully withdrawn from the Variable Account. In such case, the amount of the Participant Account Maintenance Charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial calendar months which have elapsed between the Participant Anniversary (or the Participant Effective Date during the first Participant Account Year) and the date of full withdrawal.

The Participant Account Maintenance Charge is made by canceling a number of Accumulation Units at the beginning of each Participant Account Year during both the accumulation and annuity periods, equal in value to the applicable Participant Account Maintenance Charge. If a Participant Account includes more than one Sub-Account, the deduction will be allocated among Sub-Accounts on the basis of relative values at the time deduction is made.

For those Plans which provide this Contract and certain other investment options (such as the Company's Group Fixed Fund Retirement Contract), the Participant Account Maintenance Charge under this Contract may be reduced so that the total of the Participant Account Maintenance Charges and any similar administrative charges imposed under other investment options available under the Plan shall not exceed the Participant Account Maintenance Charge assessed under this Contract. In this event, such charge will be allocated among Sub-Accounts and amounts held in such other investment options available under the Plan on the basis of the relative values of the Participant's Accounts at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN THE CONTRACT OWNER AND THE COMPANY.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE ("VARIABLE ACCOUNT FEE")

Under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and deducted on each Valuation Date from amounts held in the Variable Account. On an annual basis, the maximum Variable Account Fee is equivalent to 0.95% of the average account value.

As with all other charges, this fee is subject to negotiation and may vary from one Plan to another reflecting the unique characteristics of different Plans when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the Plan; (2) the number of eligible employees; (3) the number of Plan Participants; (4) demographics of Plan Participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of Underlying Mutual Funds; (7) the type of Contract issued (for example, whether the Contract is issued as an Allocated Contract or Unallocated Contract); (8) costs associated with distribution of the Contract; and (9) any other factors which the Company deems relevant.

                                   21 of 133

The Variable Account's total expenses for the fiscal year ended December 31, 1996, were 0.88% of the average net assets. Deductions from and expenses paid out of the assets of the Underlying Mutual Funds are described in the prospectus for each Underlying Mutual Fund.


PREMIUM TAXES AND OTHER EXPENSES


The Company will charge against Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5% per annum. This range is subject to change. The method used to recoup premium tax expenses will be determined by the Company at its sole discretion and in compliance with state law.


There are deductions and expenses paid out of the assets of the Underlying Mutual Funds (see "Underlying Mutual Fund Annual Expenses") that are more fully described in the prospectus for the Underlying Mutual Funds.

EXPERIENCE CREDITS


The Contracts may either be participating or non-participating, depending on the state of issue. A participating Contract provides the right to participate in the distribution of surplus of the Company. In the event that the Participant Account Maintenance Charge and the Variable Account Annual Expense Fee collected under this Contract accrue to the Company in excess of an amount deemed necessary at the sole discretion of the Company's Board of Directors, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such additional units to the Participant Accounts. There have not been any such experience credits to date. The Company cannot offer any assurance that there will be experience credits on participating Contracts in the future. With respect to nonparticipating Contracts, there is no right to participate in the distribution of surplus.


                          DESCRIPTION OF THE CONTRACTS

PURPOSE OF THE CONTRACTS

The Contracts described in this prospectus are Group Flexible Fund Retirement Contracts designed to fund Plans adopted by Member Counties under the NACo Program established under Section 457 of the Code. A single group Contract is issued to the Owner, covering all present and future participating employees. The Company will issue a certificate to the Owner for delivery to each Retired Participant or other person for whom an Optional Retirement Income Form is purchased, setting forth in substance the benefits to which such person is entitled. In addition, if any applicable law requires, the Company will issue a descriptive certificate to the Owner for delivery to any such person required by law to receive such certificate, setting forth in substance the benefits to which such person is entitled. For purposes of determining benefits payable under the Plan, an individual accumulation account is established for each Participant. The frequency of Purchase Payments is normally monthly, but may be adjusted to fit the payroll practices of the Owner. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

The basic objectives of the Contracts are to provide each Participant with an initial Retirement Income Payment, which will tend to reflect the changes which have occurred in the cost of living during pre-retirement years (without the necessity of increased Purchase Payments to keep pace with any increase in the cost of living which might occur during those years), and to provide subsequent Retirement Income Payments which will tend to vary with the cost of living changes during his or her retired lifetime. The Company seeks to accomplish these objectives by applying purchase rates contained in the Contract to the amounts accumulated through investment in Underlying Mutual Funds. Notwithstanding the foregoing, there is no assurance that these objectives will be attained. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living was rising.

MODIFICATION OF THE CONTRACT


The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the Contract Owner.


Other than as set forth above, the Company reserves the right to change all other provisions of the Contract by giving notice to the Owner not less than 90 days before the effective date of the change.

                                   22 of 133

CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS


The Contract belongs to the Contract Owner provided, however, that under Code
Section 457 Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. All contractual rights and privileges may be exercised by the Contract Owner, subject to any rights specifically reserved in the Plan for Participants as a group or as individuals. With respect to 457 Plans, the Contract Owner may not take any action inconsistent with the rights of such 457 Plan's Participants. The Contract may not be assigned.


EXCHANGE PRIVILEGE


The Company will permit the Contract Owner, or the Participant if the Plan so provides, to exchange amounts among the Sub-Accounts as frequently as permitted by the Plan, subject to the limits and rules set by each Underlying Mutual Fund. For those Contracts where the Contract Owner has elected an exchange privilege, there will be no charge for exchanges among the Sub-Accounts.

The Company will also permit the Participant to utilize the telephone exchange privilege for exchanging amounts among Sub-Accounts, if forms are executed by the Contract Owner and Participant agreeing with certain restrictions applicable to such privilege. Telephone exchange requests must be received by the Company by the close of the New York Stock Exchange in order to receive that day's closing Sub-Account price. A telephone exchange request may not be revoked once instructions have been recorded and accepted. If the Participant is unable to execute an exchange request by telephone (for example, during times of unusual market activity), the Participant might consider placing the exchange order by mail. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions and providing written confirmation thereof to the Owner or Participant and any agent of record at the last address of record; or other such procedures as the Company may deem reasonable. Failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers. However, any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Contract Owners and Participants.


On the date the Company receives an exchange request in good order, which includes all of the information necessary for processing the request, the Company will transfer the amount to be converted. Such transfers will be based on the Accumulation Unit values of the affected Sub-Accounts if received at the Home Office by the close of the New York Stock Exchange on a day on which the New York Stock Exchange is open for business. If the exchange request is received after the close of the New York Stock Exchange, the transfer will be based on the next business day on which the New York Stock Exchange is open.

For those Plans funded by this Contract and Nationwide's Group Fixed Fund Retirement Contract, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account and the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at the Home Office.

SUSPENSION AND TERMINATION


The Contract may be suspended at the option of the Company on written notice to the Owner if: (a) the Owner has failed to remit to the Company any Purchase Payment specified in the Plan; or (b) if the Company does not accept an amendment to the Plan, filed with the Company by the Owner, which in the Company's opinion would adversely affect its financial experience with respect to the Contract. The Owner may suspend the Contract upon 90 days written notice to the Company. Suspension of the Contract will become effective as of the ninety-first (91st) day following receipt of written notice by the Company. Suspension of the Contract will mean only that no further Purchase Payments will be accepted by the Company except by mutual consent, and all other terms of the Contract will continue to apply. After suspension of the Contract has become effective, the Owner may, upon 30 days written notice, terminate the Contract. Termination of the Contract will become effective as of the 31st day following receipt of written notice by the Company. Upon termination of the Contract, the Company will pay to the Owner the redemption value, subject to applicable charges, plus the balance of the annual premiums transferred from the Variable Account to the General Account for payment of variable retirement income benefits under retirement Options B1 and B2 (see "Optional Retirement Income Forms"). Payment of redemption values may be suspended

                                   23 of 133
when redemption of Underlying Mutual Fund shares are suspended as provided in the section entitled "Redemption of Participant Accounts." Payment of any amounts under this section will be subject to any applicable CDSC (see "Contingent Deferred Sales Charge"). Upon such termination by the Owner, payment of Contract Values will be subject to any applicable CDSC.


APPLICATION OF PURCHASE PAYMENTS


The Company will receive Purchase Payments from the Owner in accordance with the requirements of the Plan. Net Purchase Payments received on behalf of Participants will be applied by the Company to purchase Accumulation Units of Sub-Accounts in accordance with the instructions of the Owner. Purchase Payments made at any time by or on behalf of each Participant must be at least $20 per month. Payments must be no less than monthly, unless agreed to by the Company.


An initial Purchase Payment will be priced not later than 2 business days after receipt of an order to purchase, if the application of the Participant and all information necessary for processing the purchase order are complete. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the Owner will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the Owner consents to the Company retaining the Purchase Payment until the application is made complete. Upon completion of such incomplete application, the Purchase Payment will be priced within 2 business days. Purchase Payments will not be priced on days when the New York Stock Exchange is not open for business.


When permissible under state insurance law, the Company may credit up to 8% of an Initial Transfer into the Contract. This credit will reimburse the Contract Owner for any exit penalty associated with an investment product offered by a provider other than the Company. The Company will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.


ADDITIONAL PURCHASE PAYMENT PRIOR TO COMMENCEMENT OF ANNUITY PAYMENTS


The Owner will have the right to make one additional Purchase Payment in respect to a Participant for the purpose of increasing Retirement Income Payments. Notice of such payment shall be given to the Company at the time the notice to distribute is given, and such additional Purchase Payment must be made no later than the last business day prior to the date upon which Retirement Income Payments are to commence. Any such additional Purchase Payment will be subject to any applicable premium taxes. The annuity rates provided under this Contract at the time of issue will be applicable to the entire value, including any such additional Purchase Payment of such account which does not exceed five times the Purchase Payment allocated to such account prior to the date notice to distribute is given. Any excess amount may be applied at annuity rates then offered by the Company for contracts of the same type as this Contract.


CREDITING ACCUMULATION UNITS


When a Purchase Payment is received by the Company, the net Purchase Payment for each Sub-Account is applied separately to provide Accumulation Units which are credited to a Participant Account in accordance with the instructions of the Owner. The number of Accumulation Units (calculated daily) credited to each Participant Account for each Sub-Account is determined by dividing the net Purchase Payment allocated to that Sub-Account for that Participant by the value of the Accumulation Unit for that Sub-Account next computed following receipt of the Purchase Payment by the Company. The net Purchase Payment for each Participant is the total Purchase Payment for that Participant less any taxes then payable.


VARIABLE ACCOUNT ACCUMULATION UNIT VALUE

The value of an Accumulation Unit for each Sub-Account was established at a value equal to the accumulation unit value of the corresponding Sub-Account on January 2, 1990. The Variable Account is a segregated investment account of the Company in which Member Counties formerly held Contracts. The value of an Accumulation Unit for each new Sub-Account added to the Variable Account after January 2, 1990, will be established at $1.00 as of the date Underlying Mutual Fund shares are available for purchase for that Sub-Account. The value of Accumulation Units for any Sub-Account for any subsequent business day is determined by multiplying the value for the preceding business day by the net investment factor for that Sub-Account for the period since that day (see the section entitled "Net Investment Factor"). A business day is any day on which the New York Stock Exchange is open for trading or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the

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

current Net Asset Value of their Accumulation Units might be materially affected. Accumulation Units are calculated on a daily basis.

ALLOCATION OF PURCHASE PAYMENTS

The Owner or Participant must specify the proportion of the Purchase Payments to be applied to provide benefits under any Sub-Account. The Company will permit the Owner, or the Participant if the Plan so permits, to change the allocation percentages among Sub-Accounts for subsequent Purchase Payments, provided that no change may be made which would result in an amount less than 1% of the payment being allocated to any Sub-Account for any Participant. The Company will permit such allocation changes as frequently as permitted by the Plan. A change in allocation percentages will not affect Accumulation Units of any Sub-Account resulting from Purchase Payments made before the change.

VALUATION OF AN ACCOUNT

The sum of the value of all Accumulation Units credited to the Participant Account is the Participant Account Value. Purchase Payments are allocated among the Sub-Accounts in accordance with the instructions of the Owner.

The value of a Participant Account on any day can be determined by multiplying the total number of Accumulation Units credited to the account for each Sub-Account by the current Accumulation Unit value for that Sub-Account in respect of the Participant. Each Participant and the Owner will be advised periodically of the number of Accumulation Units credited to his or her account for each Sub-Account, the current Accumulation Unit values, and the total value of his or her account. Such reports to Participants are for informational purposes only and should not be interpreted to mean that a Participant has any rights with respect to his or her account beyond that provided by the Owner in accordance with the terms of the Plan.

The Participant and Owner should review the information in these reports carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract and appropriate Sub-Accounts. The Company will assume all transactions are accurate unless the Participant or the Owner notifies the Company otherwise within 30 days after receipt of the report.

The principal underwriter and distributor of the Contracts is Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio, 43215.

REDEMPTION OF PARTICIPANT ACCOUNTS

The Owner's right to redeem Participant Accounts, either fully or partially, will be governed by the terms of the Plan which the Contract is issued to fund. It should be recognized that the value of the investment on redemption can be more or less than its cost. All such payments will be made by the Company to the Owner. It is the Owner's obligation to distribute such payments to a Participant. The Company may undertake the obligation on behalf of the Owner to distribute such payments directly to a Participant by agreement with the Owner. To the extent permitted by the Plan, a Participant Account may be redeemed fully or partially at any time prior to the date Retirement Income Payments commence under either Option B1 or B2. No partial redemption will directly affect future requirements to make Purchase Payments for that Participant nor his or her retirement date. If the Contract is terminated by the Owner, all Participant Accounts in the Variable Account will be redeemed to the extent permitted by the Plan, and such Participant Accounts will be subject to any applicable CDSC. However, absent Contract termination by the Owner, the CDSC provision will not apply and any full or partial redemptions made on behalf of a Participant will not be subject to any CDSC (see "Contingent Deferred Sales Charge").

A request for a partial redemption of a Participant Account containing more than one Sub-Account must specify the allocation of the partial redemption among the Sub-Accounts. However, if no such direction is contained in the request for a partial redemption, the Company may pro-rate the redemption among the applicable Sub-Accounts. Upon receipt at the Home Office of a written request for a full or partial redemption of a Participant Account, the Company will determine the value of the number of Accumulation Units redeemed at the Accumulation Unit value next computed following receipt of such written request by the Company. Payment of any such amount will be made to the Owner with reasonable promptness, and in any event, within 7 days of the date the request is received by the Company. Payment of redemption values may be suspended when redemption of the Underlying Mutual Fund shares is suspended: (i) during any period in which the New York Stock Exchange is closed; or (ii) in the event that the SEC may, by order, direct for the protection of Owners or Participants. Instead of a lump sum Distribution of a full or partial redemption, the Owner, or Participant if permitted by the Plan, may elect to have that amount paid out in installments under Option A1 or A2, subject to the minimums applicable to these options.


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



            DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)

RETIREMENT INCOME PAYMENTS

The period during which a Participant Account is paid out in periodic installments is known as the Distribution Period. Because periodic Distributions will normally be made after the Participant retires, the Distribution Period is also called the retirement period. All such periodic Distributions will be made by the Company to the Owner. It is the Owner's obligation to pay such amounts to a Participant. The Company may undertake the obligation on behalf of the Owner to pay such amounts directly to a Participant by agreement with the Owner. Retirement Income Payments under Options B1 and B2 are determined on the basis of: (i) the mortality tables specified in the Contract; (ii) the adjusted age of the Retired Participant; (iii) the type of Retirement Income Payment option(s) selected; and (iv) in the case of variable payments, the investment performance of the specific Sub-Accounts elected. While the Company may be obligated to make variable Retirement Income Payments under the Contract, the amount of each such payment is not guaranteed. The dollar amount of variable payments will reflect investment gains and losses, and investment income of the Sub-Accounts on which they are based, but they will not be affected by adverse mortality experience or by an increase in the Company's expenses above the amount provided for in the Contracts.

ELECTION OF INCOME FORM AND DATE

The Contracts provide for Retirement Income Payments to begin on the date and under the retirement options elected in accordance with the Plan. At least one month prior to a Participant's Retirement Commencement Date, the Contract Owner may, by written election to the Home Office, elect any one of the retirement income options described in this prospectus. The Plan may restrict changes in election of retirement income options.

ALLOCATION OF RETIREMENT INCOME

Upon retirement, Accumulation Units in a Participant's Account may be used to purchase a fixed dollar annuity for the Participant. For Participants electing Options A1 or A2 as described in this prospectus, Accumulation Units in a Participant's Account will be used to provide variable Retirement Income Payments as described further in this prospectus.

FIXED DOLLAR ANNUITY

A fixed dollar annuity is an annuity with payments which are guaranteed as to dollar amount during the retirement period. The first fixed dollar payment will be determined by applying the value of the General Account Contract to the applicable Annuity Table in accordance with the Optional Retirement Income Form elected. This will be done at the retirement date. Fixed dollar annuity payments after the first will not be less than the first fixed dollar annuity payment. The availability of fixed dollar annuity Contracts under a particular Plan is subject to the election of the Owner.

MINIMUM PAYMENT

If the present value of the Participant's accrued benefit at the time of retirement is less than $3,500, the Company will have the right to make a lump sum Distribution to such Retired Participant.

DEATH BENEFIT BEFORE RETIREMENT

In the event a Participant dies before his or her retirement income commences, a death benefit equal to the value of such Participant Account will be paid as provided by the Plan upon: (1) the Company's receipt and verification of proof of death; and (2) the Company's verification of Beneficiary designations. If the Plan so provides, a Beneficiary may elect either to receive such value in a lump sum or to apply it under any of the Optional Retirement Income Forms contained in the Contract, subject to the minimums applicable to such optional forms. Monthly payments due under such options may be fixed, variable, or a combination of fixed and variable.

OPTIONAL RETIREMENT INCOME FORMS

The availability of the following Optional Retirement Income Forms is subject to the election of the Owner:

OPTION A1 - Payments for a Designated Period. Payments will be made monthly for any specified number of years not to exceed 30 years. The amount of each variable payment will be determined by multiplying (a) by (b), where: (a) is the Accumulation Unit value for the date the payment is made; and (b) is the number of Accumulation Units applied under this option divided by the number of payments selected. Exchanges between the investment options are permitted subject to limitations outlined in the Group Fixed Fund Retirement Contract. A period certain payment

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

period of less than 5 years for a Participant who has less than a minimum of 5 Participant Account Years would result in imposition of the applicable CDSC.

OPTION A2 - Payments of a Designated Amount. Payments will be made monthly in equal installments (not less than $25 per month) until the amount applied, adjusted each Valuation Date for investment results, is exhausted. The final installment will be the sum remaining with the Company. Payments under this option which result in a payment period of less than 5 years for a Participant who has less than 5 Participant Account Years would result in imposition of the applicable CDSC. Exchanges between the investment options are permitted subject to limitations outlined in the Group Fixed Fund Retirement Contract.

OPTION B1 - Life Income with Payment Certain. Payments will be made monthly during the lifetime of an individual with payments made for a period certain of 60, 120, 180, 240, 300 or 360 months, as elected. If the individual dies before the end of the period certain, level payments will continue to the designated Beneficiary during the remainder of the selected period certain.

OPTION B2 - Joint and Survivor Life Income. Payments will be made monthly during the joint lifetime of a Participant and a designated Beneficiary. Payments will continue to be made as long as either is living. This option will permit the choice of 100%, 75%, 66-2/3% or 50% of the original payment amount to be paid to the Beneficiary. Payments will stop with the last payment due prior to the death of the Beneficiary. If the Beneficiary predeceases the designated Annuitant, then payments continue at 100% to the designated Annuitant.

OTHER FORMS AND BENEFIT PAYMENTS - With the consent of the Company, the amount due upon Distribution may be applied on any other mutually agreeable basis.

Exchanges processed while Participants are receiving payments under Options A1 may change the number of Accumulation Units remaining. In this event, the payment amount must be recalculated.

On the date on which Retirement Income Payments under Option B1 or B2 or any other Retirement Income Payment measured by a life or lives commence in respect of a Participant, all Accumulation Units (or the number thereof appropriate to the election made) in any Sub-Account will be canceled.

DEATH OF RETIRED PARTICIPANT

If any Retired Participant dies while receiving payments, any death benefit payable will be determined in accordance with the Retirement Income Form elected. Calculation of the present value of any remaining payments certain for purposes of making a lump sum payment will be based on the same assumed investment rate used by the Company in determining the payments certain prior to the death of the Retired Participant.

WITHDRAWAL

If permitted by the Plan, any amount remaining under Option A1 or A2 may be withdrawn, or if that amount is at least $5,000, it may be applied under either Option B1 or B2, subject to the minimum payment requirements described previously. Unless prohibited by the Plan, a Beneficiary receiving payments certain under Option B1 after the death of a Retired Participant may elect at any time to receive the present value at the current dollar amount of the remaining number of payments certain in a single payment, calculated on the basis of the assumed investment rate used in computing the amount of the previous payments.

FREQUENCY OF PAYMENT

At the election of the Retired Participant, and with the consent of the Owner, payments made under any option may be made annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the commencement of Retirement Income Payments.

DETERMINATION OF PAYMENTS UNDER OPTIONS A1 AND A2

Monthly payments under Options A1 and A2 will be determined in the manner set forth in the description of the options. As each payment is made under either of these options, a number of Accumulation Units equal in value to the payment will be canceled.

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


DETERMINATION OF PAYMENTS UNDER OPTIONS B1 AND B2

Variable monthly payments under Options B1 and B2 will be determined annually and will remain level throughout the year. Each year, as of the anniversary of the commencement of Retirement Income Payments, a new variable monthly payment will be determined and that new payment will remain level for that year. An adjusted age is used to determine the amount of monthly payment for each year. Such adjusted age may not be the same as the actual age of the Retired Participant.

DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR FIRST YEAR

In determining the amount of Retirement Income Payments under Options B1 and B2, the value held on behalf of a Participant is determined by multiplying the number of Accumulation Units in each Sub-Account for that account by the Accumulation Unit value for that Sub-Account on the last business day of the second calendar week immediately preceding the date on which the first payment is due.

The first year variable monthly payment for each Sub-Account is determined by dividing the value of the Accumulation Units of that Sub-Account in the Participant Account by the amount required to provide $1 per month (the purchase rate).

Once the first year's variable monthly payment amount has been determined for a Participant, the Company will deduct the annual premium from the Participant Account. This deduction is made by canceling a number of Accumulation Units in the Participant Account equal in value to the annual premium. The allocation of the annual premium between Sub-Accounts will be in such relationship as the monthly payments from each Sub-Account have to each other.

The annual premium is calculated so that if there are no partial redemptions (and therefore no Underlying Mutual Fund dividends have been taken in cash) the payee will receive level annual payments if the net investment factor, on an annual basis, is equal to the assumed investment rate plus an amount equal to the annual administrative charge. Payments for subsequent years will be smaller than, equal to, or greater than the payments received during the initial year, depending on whether the actual net investment result on an annual basis of a Sub-Account is smaller than, equal to, or greater than the assumed investment rate.

DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR THE SECOND AND SUBSEQUENT YEARS

As of the first anniversary of the commencement of Retirement Income Payments, the second year variable monthly payment will be determined in exactly the same manner as for the first year, using the purchase rates in the Contract for the Retired Participant's age as then determined under the terms of the Contract. As in the first year, an annual premium will be deducted and transferred to the General Account from which the Company will make the Retirement Income Payment. Subsequent annual determinations will be made in the same manner.

Upon the death of any Retired Participant, the Participant Account will be reduced by the number of Accumulation Units not required to provide further payments during the remainder of a period certain, if any, or to a contingent Retired Participant. Any Accumulation Units so canceled will either remain in the Variable Account or be transferred to the General Account, depending on the Company's obligation.

ALTERNATE ASSUMED INVESTMENT RATE

The Contracts include purchase rates based on a 3.5% rate per annum. If not prohibited by the laws and regulations of the states in which this Contract is issued, an Owner may elect on the Contract Date to have all variable benefits payable for all Participants determined on an assumed investment rate of 5% per annum. The assumed investment rate basis in the Contract is used merely to determine each year's periodic payment from investment experience of any of the Sub-Accounts. The choice of the assumed investment rate affects the pattern of Retirement Income Payments. A higher assumed investment rate will produce a higher initial year payment, but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments) than a lower assumed investment rate.

Although a higher initial payment would be received under a higher assumed investment rate, there is a point in time after which payments under a lower assumed investment rate would be greater, assuming payment continues after that point in time.

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The objective of a variable retirement Contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment result, on an annual basis, of a Sub-Account equals the assumed investment rate during periods of stable prices.

                               GENERAL INFORMATION

SUBSTITUTION OF SECURITIES

If the shares of any Underlying Mutual Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract.

From time to time, it may become necessary for the Company to substitute Underlying Mutual Fund shares for reasons relating to the historical investment performance of the Underlying Mutual Funds. The Company, in consultation with NACo and NACo's advisers, has developed standards for substituting Underlying Mutual Funds that consistently experience poor investment performance over time. These standards involve comparing the performance of each Underlying Mutual Fund within the Variable Account to the performance of all other mutual funds within the Underlying Mutual Fund's same risk category. Underlying Mutual Funds within the same risk category are Underlying Mutual Funds with similar investment objectives and policies, and similar volatilities of investment return.

In no event will any substitution of securities in the Variable Account take place without prior approval of the SEC.

PERFORMANCE ADVERTISING

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Accounts' units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income each week over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available in the Variable Account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES* MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.


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                                   29 of 133
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The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's or Participant's Account Value at redemption may be more or less than the original cost.


The Company may also advertise the performance of the Sub-Accounts relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole.

The Sub-Accounts of the Variable Account may also be compared to certain market indexes which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; and Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity Underlying Mutual Funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all mutual funds over specified periods and against mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Statement of Additional Information contains more detailed information about the performance calculations, including actual examples for each type of performance advertised.

CONTRACT OWNER INQUIRIES

Owner and Participant inquiries may be directed to the Company by writing Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730, T.T.Y. 1-800-848-0833.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b), and then subtracting (c) where:

(a)  is the net of

     (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

     (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period;

(b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period;


(c) is a factor representing the daily Variable Account Annual Expense Fee deducted from the Variable Account. Such factor is equal to a maximum annual rate of 0.95% of the average value of the Variable Account.



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                                   30 of 133

For Underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once each month or quarter (such as money market funds and certain bond funds), the net investment factor allows for the monthly or quarterly reinvestment of these daily dividends.


The net investment factor may be greater or less than one, therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for the Variable Account Annual Expense Fee and the effect of the various purchase and sale transactions on any particular day.


VALUATION OF ASSETS

Underlying Mutual Fund shares in the Variable Account will be purchased and valued at their Net Asset Value (daily bid price exclusive of any sales charges). An Underlying Mutual Fund's Net Asset Value per share is determined by dividing the value of the total assets of the Underlying Mutual Fund, less liabilities, by the number of shares outstanding, with no charge for sales expense.

FEDERAL TAX STATUS

The following description of the federal tax status of these Contracts is not exhaustive, and special rules are provided with respect to situations not discussed herein. For complete information, consult a qualified tax adviser. The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. The Contracts are treated as a trust for purposes of the Code under rules similar to the rules under Section 401(f) of the Code.

For federal income tax purposes, the operations of the Variable Account form a part of the Company's operations. Under existing federal income tax law, no taxes are payable by the Company on the investment income of the Variable Account to the extent it is credited to the Owners under the Contracts. The Company is taxed as a life insurance company under Part One, Subchapter L, of the Code.

Income and capital gains of the Variable Account would normally be taxable to Owners whether or not taken by the Owners in cash. However, the Contracts are issued only to organizations exempt from federal income tax.

The amounts received by the Participant under the Plan normally represent the accumulation of Purchase Payments which were not previously included in the Participant's gross income, therefore, any such amounts should be included in gross income of a Participant or Beneficiary when such amounts are received.

It is the responsibility of each Owner to determine that its Plan is established and administered in accordance with the applicable provisions of the Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

The following Contract amendments are required by the Rules and Regulations of the New York State Deferred Compensation Board in order to market the Contracts to governmental employers for use in funding public employee deferred compensation plans in the state of New York.

Throughout the prospectus, references to "annuity" payments are modified to "benefit" payments.

The "Suspension and Termination" provisions are amended to permit a Participant to "freeze" his or her account and maintain the account on deposit with the Company notwithstanding the Contract Owner's termination of its contractual relationship with the Company. These accounts will remain the exclusive property of the Contract Owner, subject to the claims of its general creditors.

All references throughout the prospectus to Life Income Options B1 and B2 are deleted. All references to "CDSC" are deleted.


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                                LEGAL PROCEEDINGS

From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend this case vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.


The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculation of Performance.....................................................2
Annuity Payments...............................................................4
Financial Statements...........................................................5

                                   32 of 133

                                    APPENDIX
                      PARTICIPATING UNDERLYING MUTUAL FUNDS
              THE COMPANY MAY LIMIT THE NUMBER OF UNDERLYING MUTUAL
               FUNDS SELECTED BY OWNER, AND ALL UNDERLYING MUTUAL
                   FUNDS MAY NOT BE AVAILABLE UNDER YOUR PLAN.

A SUMMARY OF INVESTMENT OBJECTIVES IS CONTAINED IN THE DESCRIPTIONS OF EACH UNDERLYING MUTUAL FUND BELOW. MORE DETAILED INFORMATION MAY BE FOUND IN THE CURRENT PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND. SUCH A PROSPECTUS FOR
THE UNDERLYING MUTUAL FUND OR FUNDS BEING CONSIDERED SHOULD ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM NATIONWIDE LIFE INSURANCE COMPANY,
P. O. BOX 16766, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216, 1-800-545-4730
(TDD 1-800-848-0833).

AMERICAN CENTURY: TWENTIETH CENTURY ULTRA
The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

THE DREYFUS THIRD CENTURY FUND, INC.
The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life of America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY CONTRAFUND
The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND
The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY MAGELLAN(R) FUND
The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO
The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment adviser.

                                   33 of 133

FIDELITY PURITAN FUND
The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO
The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U. S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller, Anderson & Sherrerd, LLP serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A
The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) FUND
The investment objective of the Fund is to obtain a total return from a flexible combination of current income and capital appreciation. Primary emphasis is given to common stocks, but investments may also include convertible issues, bonds and money market instruments. Nationwide Advisory Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND
The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. These instruments include, but are not limited to, U.S. Government and Agency obligations, obligations of large commercial and foreign banks, certificates of deposit of large savings associations, taxable or partly taxable obligations of state, county and local governments, highly rated commercial paper, highly rated corporate obligations, and repurchase agreements in any of the above. Nationwide Advisory Services, Inc., serves as the Fund's investment adviser.


NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS

NPMP CONSISTS OF FIVE SEPARATE NONDIVERSIFIED FUNDS EACH OF WHICH IS A SEPARATELY MANAGED NONDIVERSIFIED PORTFOLIO WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THE OBJECTIVE OF EACH OF THE PORTFOLIOS WHICH IS FUNDAMENTAL, IS TO MAXIMIZE TOTAL INVESTMENT RETURN (I.E. CAPITAL GROWTH AND INCOME) SUBJECT TO INVESTMENT RESTRICTIONS AND ASSET ALLOCATION POLICIES. THE PORTFOLIOS WILL MAXIMIZE TOTAL INVESTMENT RETURN AS IS SPECIFICALLY DETAILED IN THE FOLLOWING OBJECTIVES WHICH ARE NON-FUNDAMENTAL AND CAN BE CHANGED WITHOUT APPROVAL OF A PORTFOLIO'S SHAREHOLDERS.

         NPMP - THE AGGRESSIVE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

                                   34 of 133

         NPMP - THE CONSERVATIVE PORTFOLIO
         The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract (a fixed interest contract) and fixed income securities ("Bond Funds"), with a similar investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATELY AGGRESSIVE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATELY CONSERVATIVE PORTFOLIO
         The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objective by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

NSAT - NATIONWIDE SMALL COMPANY FUND
The investment objective of the Fund is long term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Nueberger & Berman, L.P., Picket International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different styles, the Fund's advisor, Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and reduce market risk and volatility.


NEUBERGER & BERMAN GUARDIAN FUND, INC.
The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

PUTNAM INVESTORS FUND - CLASS A
The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

                                   35 of 133

PUTNAM VOYAGER FUND - CLASS A
The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO
The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A
The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J & W Seligman & Co., Incorporated serves as the Fund's investment adviser.

SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS
The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. AIM Advisers, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)
The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS I
The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

AMERICAN CENTURY: TWENTIETH CENTURY GROWTH
The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A
The investment objective of the Fund is the long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.
The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds. Capital Research and Management Company serves as the Fund's investment adviser.

                                   36 of 133

THE INVESTMENT COMPANY OF AMERICA(R), INC.
The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:

EVERGREEN INCOME AND GROWTH FUND (FORMERLY THE EVERGREEN TOTAL RETURN FUND)
The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp.
serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY "MFS(R) CAPITAL DEVELOPMENT FUND")
The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND
The investment objective of the Fund is to achieve long-term capital appreciation without emphasis on current return. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY, "FIDELITY HIGH INCOME FUND")
The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

Effective on and after July 1, 1991, the Company shall no longer permit Owners or Participants to make additional Purchase Payments or to exchange Contract Values into the Fidelity Capital & Income Fund Sub-Account. However, Contract Values held in the Fidelity Capital & Income Fund Sub-Account as of July 1, 1991 may continue to be invested in that Sub-Account. Unless the Company is notified otherwise, any Purchase Payments or exchanges which the Owner or Participant directs the Company to invest in the Fidelity Capital & Income Fund Sub-Account on and after July 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund Sub-Account.

The Company has determined that further investment in the Fidelity Capital & Income Fund Sub-Account is not in the best interests of the Owners and Participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the Net Asset Value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by the Company in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 shall be paid by the Company from surplus and shall not be paid, directly or indirectly, by Contract Owners, Participants or the NACo Variable Account.

                                   37 of 133

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998


                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                         BY THE NACo VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730, (T.T.Y. 1-800-848-0833).


                                TABLE OF CONTENTS
                                                                            Page
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered ..........................................2
Underwriters ..................................................................2
Calculation of Performance ....................................................2
Annuity Payments...............................................................4
Financial Statements...........................................................5

GENERAL INFORMATION AND HISTORY

The Variable Account is a separate investment account of Nationwide Life Insurance Company (the "Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

The Company has responsibility for administration of the Contracts and the Variable Account, maintaining records, including name, address, taxpayer identification number, and other pertinent information for each Owner and the number and type of Contracts issued to each such Owner and the Contract Value of each Contract.

All assets of the Variable Account are held in custody for safekeeping by the Company. The assets of each Sub-Account will be kept physically segregated and held separate and apart from assets of other Sub-Accounts and from assets of any other firm, person, or corporation. The Company will maintain a record of all and redemption for shares of the Underlying Mutual Fund held in each Sub-Account.

The Company, or affiliates of the Company, may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the Net Asset Value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

                                   38 of 133

For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contracts, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the Variable Account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account of the Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at the Home Office.


UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of the Company. No underwriting commissions are paid by the Company to NAS.

CALCULATION OF PERFORMANCE


Any current yield quotations of the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1996, the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts seven-day current yield were 3.89% and 4.52% respectively. The Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts' effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Sub-Accounts, and for the period ending December 31, 1996 were 3.96% and 4.63%, respectively.


The yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Sub-Accounts' portfolios, portfolio quality and average maturity, changes in interest rates, and the Sub-Accounts' expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in Nationwide Money Market Fund and the Short Term Investment Trust Treasury Portfolio Sub-Account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available in the Variable Account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY

                                   39 of 133

APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's or Participant's Account Value at redemption may be more or less than the original cost.


                              NACo VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                  MONEY MARKET

------------------------------------------------------------------------------------------ -----------------------------
                                                             CURRENT YIELD PERIOD ENDING      EFFECTIVE YIELD PERIOD
                      SERIES OPTIONS                                   12/31/97                  ENDING 12/31/97
------------------------------------------------------------------------------------------ -----------------------------
Nationwide(R) Money Market Fund                                           5.06%                         5.18%
------------------------------------------------------------------------------------------ -----------------------------
Short-Term Investments Trust-Treasury Portfolio -                         5.66%                         5.82%
Institutional Class
------------------------------------------------------------------------------------------ -----------------------------


                         SUB-ACCOUNT PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                             OTHER THAN MONEY MARKET

----------------------------------------------------------------------------------------------------------------------
                                                             1 YEAR TO     3 YEARS TO    5 YEARS TO     10 YEARS TO
                   SUB ACCOUNT OPTIONS                        12/31/97      12/31/97      12/31/97        12/31/97
----------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                     24.06%        19.33%        11.25%          14.17%
----------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                      17.97%        22.44%        16.23%          20.66%
----------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                              4.20%         9.12%         6.73%           8.52%
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                           24.15%        27.71%        14.75%          14.98%
----------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                               20.40%        18.56%        11.58%          11.06%
----------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -          2.12%         5.81%         4.10%           6.29%
Institutional Shares
----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                 9.62%         12.13%        10.60%          10.74%
----------------------------------------------------------------------------------------------------------------------
Fidelity ContraFund                                            17.84%        24.86%        18.13%          21.80%
----------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                    24.76%        25.47%        18.78%          15.47%
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                      21.40%        22.54%        17.27%          17.67%
----------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                          4.87%        21.35%        13.14%          16.70%
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                          17.19%        17.52%        14.63%          13.83%
----------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                           24.58%        24.44%        16.19%          15.14%
----------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A            42.75%        30.65%        18.51%          16.88%
----------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                4.57%         9.73%         6.95%           8.70%
----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                     18.12%        24.37%        16.06%          13.59%
----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                               7.78%        12.03%         9.99%           9.48%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                             34.31%        28.99%        17.75%          16.42%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                      21.04%        21.70%        14.90%          13.75%
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                         12.82%        20.39%        14.59%          16.27%
----------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                29.22%        28.92%        19.17%          16.19%
----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                  20.79%        23.76%        17.28%          17.83%
----------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                    27.82%        28.83%        18.44%          16.48%
----------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                           12.99%        20.43%        11.90%          13.51%
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                      -2.27%         7.71%        11.46%           9.41%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                1.64%         9.68%        12.37%          11.31%
----------------------------------------------------------------------------------------------------------------------

                                   40 of 133

            SUB-ACCOUNT PERFORMANCE SUMMARY -- NACo VARIABLE ACCOUNT
                          NON-STANDARDIZED TOTAL RETURN


(The above return figures quoted below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable Contingent Deferred Sales Charges)



-------------------------------------------------------------------------------------------------------------------------
                                                              1 YEAR TO     3 YEARS TO    5 YEARS TO      10 YEARS TO
                    SUB ACCOUNT OPTIONS                        12/31/97      12/31/97      12/31/97         12/31/97
-------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                      28.06%        20.26%         11.77%          14.29%
-------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                       21.97%        23.33%         16.66%          20.74%
-------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                               8.20%        10.23%          7.34%           8.71%
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century(R) Fund, Inc.                         28.15%        28.52%         15.20%          15.09%
-------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                24.40%        19.51%         12.09%          11.21%
-------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -           6.12%         6.99%          4.77%           6.52%
 Institutional Shares
-------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                  13.62%        13.18%         11.13%          10.90%
-------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                             21.84%        25.71%         18.54%          21.86%
-------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                     28.76%        26.31%         19.18%          15.58%
-------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                       25.40%        23.42%         17.69%          17.76%
-------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                           8.87%        22.25%         13.62%          16.80%
-------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                           21.19%        18.48%         15.09%          13.96%
-------------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                            28.58%        25.29%         16.62%          15.26%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A             46.75%        31.43%         18.92%          16.98%
-------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                 8.57%        10.83%          7.56%           8.88%
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund-Class A                        22.12%        25.23%         16.50%          13.71%
-------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund-Class A                                 11.78%        13.08%         10.53%           9.66%
-------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                              38.31%        29.78%         18.16%          16.52%
-------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                       25.04%        22.60%         15.35%          13.87%
-------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                          16.82%        21.31%         15.05%          16.37%
-------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund-Class A                                   33.22%        29.72%         19.57%          16.29%
-------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund-Class A                                     24.79%        24.63%         17.70%          17.92%
-------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                     31.82%        29.63%         18.84%          16.58%
-------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.-Class A                              16.99%        21.34%         12.40%          13.64%
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                        1.73%         8.85%         11.97%           9.58%
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                 5.64%        10.78%         12.87%          11.46%
-------------------------------------------------------------------------------------------------------------------------


ANNUITY PAYMENTS
See "Distribution of Participant Accounts (Retirement Period)" located in the prospectus.

                                   41 of 133

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of NACo Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             NACo VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1996

Assets:
   Investments at market value:
      American Century: Twentieth Century Growth Fund (ACTCGro)
         6,884,285 shares (cost $149,244,925)                                        $   150,628,164
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         5,327,372 shares (cost $130,695,514)                                            149,645,871
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,016,897 shares (cost $13,653,782)                                              13,982,334
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         3,432,673 shares (cost $28,247,122)                                              30,276,176
      The Evergreen Total Return Fund - Class Y (EvTotRet)
         207,231 shares (cost $4,106,475)                                                  4,420,233
      Federated U.S. Government Securities Fund: 2-5 Years -
         Institutional shares (FedUSGvt)
         332,140 shares (cost $3,485,635)                                                  3,484,151
      Fidelity Capital & Income Fund (FidCapInc)
         318,077 shares (cost $2,547,163)                                                  2,977,198
      Fidelity Contrafund (FidContr)
         4,600,210 shares (cost $162,640,226)                                            193,898,837
      Fidelity Equity-Income Fund (FidEqInc)
         5,905,088 shares (cost $186,061,700)                                            252,914,905
      Fidelity Magellan(R) Fund (FidMgln)
         1,190,655 shares (cost $90,914,716)                                              96,026,302
      Fidelity OTC Portfolio (FidOTC)
         431,672 shares (cost $14,049,990)                                                14,120,007
      Fidelity Puritan Fund(R) (FidPurtn)
         1,252,442 shares (cost $20,462,880)                                              21,592,100
      The Investment Company of America(R) (InvCoAm)
         1,969,367 shares (cost $39,841,359)                                              47,717,762
      MAS Funds - Fixed Income Portfolio (MASFIP)
         132,728 shares (cost $1,559,552)                                                  1,559,558
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,055,763 shares (cost $11,743,867)                                              13,693,244
      MFS(R) High Income Fund - Class A (MFSHiInc)
         2,069,385 shares (cost $10,676,281)                                              11,050,514
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,125,406 shares (cost $12,499,820)                                              11,231,548
      Nationwide(R) Fund (NWFund)
         2,200,968 shares (cost $36,736,098)                                              44,459,563
      Nationwide(R) Growth Fund (NWGroFd)
         541,095 shares (cost $6,019,590)                                                  7,196,565
      Nationwide(R) Money Market Fund (NWMyMkt)
         50,966,370 shares (cost $50,966,370)                                             50,966,370

      Neuberger & Berman Guardian Fund (NBGuard)
         854,897 shares (cost $20,470,193)                                                                      21,911,015
      Putnam Investors Fund - Class A (PutInvFd)
         3,887,509 shares (cost $33,442,764)                                                                    35,803,961
      Putnam Voyager Fund - Class A (PutVoyFd)
         8,507,880 shares (cost $119,387,857)                                                                  137,147,025
      SEI Index Funds -- S&P 500 Index Portfolio (SEI500lx)
         448,612 shares (cost $10,117,146)                                                                      10,582,747
      Seligman Growth Fund, Inc. -- Class A (SelGroFd)
         1,441,764 shares (cost $7,877,364)                                                                      8,434,321
      Short-Term Investments Trust -- Treasury Portfolio - Institutional Class (AIMTreas) 2,686,768 shares
         (cost $2,686,768)                                                                                       2,686,768
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk) 1,842,391 shares
         (cost $23,980,568)                                                                                     25,424,994
      Templeton Foreign Fund - Class I (TemForFd)
         3,185,558 shares (cost $30,332,897)                                                                    33,002,383
                                                                                                           ---------------
           Total investments                                                                                 1,396,834,616
   Accounts receivable                                                                                           9,992,675
                                                                                                           ---------------
           Total assets                                                                                      1,406,827,291
Accounts payable                                                                                                   293,646
                                                                                                           ---------------
Contract owners' equity                                                                                    $ 1,406,533,645
                                                                                                           ===============

Contract owners' equity represented by:

TIER I                                                                    UNITS            UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                      15,929,074         $ 4.562802        $ 72,681,211
   American Century: Twentieth Century Ultra Fund                       51,280,940           1.424846          73,067,442
   The Bond Fund of America(SM), Inc.                                    3,393,296           2.155739           7,315,061
   The Dreyfus Third Century Fund, Inc.                                  5,449,596           2.756438          15,021,473
   The Evergreen Total Return Fund - Class Y                             1,070,229           1.947502           2,084,273
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                               1,296,431           1.226751           1,590,398
   Fidelity Capital & Income Fund                                          294,263           4.096488           1,205,445
   Fidelity Contrafund                                                  63,488,282           1.588961         100,880,404
   Fidelity Equity-Income Fund                                          21,843,280           5.359692         117,073,253
   Fidelity Magellan(R) Fund                                            35,450,214           1.439440          51,028,456
   Fidelity OTC Portfolio                                                4,002,730           1.680710           6,727,428
   Fidelity Puritan(R) Fund                                              8,701,486           1.317344          11,462,850
   The Investment Company of America(R)                                 14,871,400           1.771097          26,338,692
   MAS Funds - Fixed Income Portfolio                                      554,865           1.229760             682,351
   MFS(R) Growth Opportunities Fund - Class A                            1,022,657           7.380232           7,547,446
   MFS(R) High Income Fund - Class A                                     1,009,326           5.518160           5,569,622
   Massachusetts Investors Growth Stock Fund - Class A                     491,538          10.880822           5,348,337
   Nationwide(R) Fund                                                    1,456,965          14.964379          21,802,576
   Nationwide(R) Growth Fund                                             1,157,824           3.083008           3,569,581
   Nationwide(R) Money Market Fund                                       6,821,937           2.884848          19,680,251
   Neuberger & Berman Guardian Fund                                      6,973,153           1.460410          10,183,662
   Putnam Investors Fund - Class A                                       1,545,059          13.594501          21,004,306
   Putnam Voyager Fund - Class A                                        22,936,312           3.074879          70,526,384
   SEI Index Funds - S & P 500 Index Portfolio                           4,129,102           1.139331           4,704,414
   Seligman Growth Fund, Inc. - Class A.                                   381,977          10.720312           4,094,913
   Short-Term Investments Trust -- Treasury Portfolio --
      Institutional Class                                                1,151,812           1.168909           1,346,363
   T. Rowe Price International Funds, Inc. -
      International Stock Fund(R)                                        9,304,599           1.178559          10,966,019
   Templeton Foreign Fund - Class I                                     13,461,397           1.215580          16,363,405
                                                                        ==========          =========       -------------
      Sub-Total Tier I                                                                                      $ 689,866,016
                                                                                                            -------------

TIER II                                                                 UNITS              UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                       6,416,724         $ 4.564331        $ 29,288,052
   American Century: Twentieth Century Ultra Fund                       17,364,360           1.425323          24,749,822
   The Bond Fund of America(SM), Inc.                                    1,041,402           2.156482           2,245,765
   The Dreyfus Third Century Fund, Inc.                                  1,806,885           2.757360           4,982,232
   The Evergreen Total Return Fund - Class Y                               267,437           1.948154             521,008
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                                 431,282           1.227166             529,255
   Fidelity Capital & Income Fund                                           76,382           4.097872             313,004
   Fidelity Contrafund                                                  22,719,185           1.589493          36,111,986
   Fidelity Equity-Income Fund                                           7,437,534           5.361485          39,876,227
   Fidelity Magellan(R) Fund                                            12,036,679           1.439922          17,331,879
   Fidelity OTC Portfolio                                                1,269,335           1.681272           2,134,097
   Fidelity Puritan(R) Fund                                              3,037,801           1.317785           4,003,169
   The Investment Company of America(R)                                  5,329,249           1.771690           9,441,777
   MAS Funds - Fixed Income Portfolio                                      236,446           1.230172             290,869
   MFS(R) Growth Opportunities Fund - Class A                              323,628           7.382705           2,389,250
   MFS(R) High Income Fund - Class A                                       244,640           5.520025           1,350,419
   Massachusetts Investors Growth Stock Fund - Class A                     155,643          10.884466           1,694,091
   Nationwide(R) Fund                                                      557,908          14.969386           8,351,540
   Nationwide(R) Growth Fund                                               507,782           3.084040           1,566,020
   Nationwide(R) Money Market Fund                                       2,854,818           2.885823           8,238,499
   Neuberger & Berman Guardian Fund                                      2,513,725           1.460899           3,672,298
   Putnam Investors Fund - Class A                                         371,840          13.599051           5,056,671
   Putnam Voyager Fund - Class A                                         7,518,991           3.075909          23,127,732
   SEI Index Funds - S & P 500 Index Portfolio                           1,547,081           1.139711           1,763,225
   Seligman Growth Fund, Inc. - Class A.                                    90,771          10.723901             973,419
   Short-Term Investments Trust - Treasury Portfolio -
      Institutional Class                                                  201,261           1.169304             235,335
   T. Rowe Price International Funds, Inc. -
      International Stock Fund(R)                                        3,705,323           1.178953           4,368,402
   Templeton Foreign Fund - Class I                                      5,803,820           1.215987           7,057,370
                                                                        ==========          =========       -------------
      Sub-Total Tier II                                                                                     $ 241,663,413
                                                                                                            -------------

TIER III                                                                UNITS              UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                       3,952,718         $ 4.567388        $ 18,053,597
   American Century: Twentieth Century Ultra Fund                       11,724,488           1.426278          16,722,379
   The Bond Fund of America(SM), Inc.                                      737,276           2.157968           1,591,018
   The Dreyfus Third Century Fund, Inc.                                  1,075,140           2.759207           2,966,534
   The Evergreen Total Return Fund - Class Y                               303,775           1.949458             592,197
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                                 184,497           1.227995             226,561
   Fidelity Capital & Income Fund                                          203,017           4.100640             832,500
   Fidelity Contrafund                                                  13,966,075           1.590557          22,213,838
   Fidelity Equity-Income Fund                                           6,668,170           5.365074          35,775,225
   Fidelity Magellan(R) Fund                                             6,812,829           1.440886           9,816,510
   Fidelity OTC Portfolio                                                  886,668           1.682398           1,491,728
   Fidelity Puritan(R) Fund                                              1,390,626           1.318667           1,833,773
   The Investment Company of America(R)                                  2,306,070           1.772876           4,088,376
   MAS Funds - Fixed Income Portfolio                                      116,525           1.230995             143,442
   MFS(R) Growth Opportunities Fund - Class A                              330,931           7.387651           2,444,803
   MFS(R) High Income Fund - Class A                                       252,930           5.523753           1,397,123
   Massachusetts Investors Growth Stock Fund - Class A                     136,164          10.891758           1,483,065
   Nationwide(R) Fund                                                      289,479          14.979404           4,336,223
   Nationwide(R) Growth Fund                                               133,215           3.086105             411,115
   Nationwide(R) Money Market Fund                                       1,754,115           2.887772           5,065,484
   Neuberger & Berman Guardian Fund                                      1,655,042           1.461877           2,419,468
   Putnam Investors Fund - Class A                                         239,486          13.608156           3,258,963
   Putnam Voyager Fund - Class A                                         4,941,310           3.077970          15,209,204
   SEI Index Funds - S & P 500 Index Portfolio                           1,023,459           1.140471           1,167,225
   Seligman Growth Fund, Inc. - Class A.                                   107,031          10.731082           1,148,558
   Short-Term Investments Trust  -- Treasury Portfolio -
      Institutional Class                                                  394,386           1.170093             461,468
   T. Rowe Price International Funds, Inc.--
      International Stock Fund(R)                                        2,213,126           1.179742           2,610,918
   Templeton Foreign Fund - Class I                                      2,314,772           1.216800           2,816,615
                                                                        ==========          =========       -------------
      Sub-Total Tier III                                                                                    $ 160,577,910
                                                                                                            -------------

TIER IV                                                                 UNITS              UNIT VALUE
-----------------------------------------------------------------------------------------------------
   American Century: Twentieth Century Growth Fund                       6,694,438         $ 4.570448       $  30,596,581
   American Century: Twentieth Century Ultra Fund                       24,600,287           1.427234          35,110,366
   The Bond Fund of America(SM), Inc.                                    1,310,545           2.159454           2,830,062
   The Dreyfus Third Century Fund, Inc.                                  2,645,579           2.761054           7,304,586
   The Evergreen Total Return Fund - Class Y                               626,778           1.950763           1,222,695
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares                                                 925,850           1.228823           1,137,706
   Fidelity Capital & Income Fund                                          152,550           4.103407             625,975
   Fidelity Contrafund                                                  26,974,645           1.591621          42,933,411
   Fidelity Equity-Income Fund                                          11,209,254           5.368665          60,178,730
   Fidelity Magellan(R) Fund                                            12,376,864           1.441850          17,845,581
   Fidelity OTC Portfolio                                                2,239,000           1.683525           3,769,412
   Fidelity Puritan(R) Fund                                              3,250,797           1.319550           4,289,589
   The Investment Company of America(R)                                  4,423,281           1.774063           7,847,179
   MAS Funds - Fixed Income Portfolio                                      359,528           1.231819             442,873
   MFS(R) Growth Opportunities Fund - Class A                              399,976           7.392601           2,956,863
   MFS(R) High Income Fund - Class A                                       494,287           5.527479           2,732,161
   Massachusetts Investors Growth Stock Fund - Class A                     248,216          10.899055           2,705,320
   Nationwide(R) Fund                                                      664,951          14.989429           9,967,236
   Nationwide(R) Growth Fund                                               534,141           3.088171           1,649,519
   Nationwide(R) Money Market Fund                                       6,170,419           2.889720          17,830,783
   Neuberger & Berman Guardian Fund                                      3,851,735           1.462856           5,634,534
   Putnam Investors Fund - Class A                                         476,103          13.617267           6,483,222
   Putnam Voyager Fund - Class A                                         9,182,389           3.080033          28,282,061
   SEI Index Funds - S & P 500 Index Portfolio                           2,582,625           1.141231           2,947,372
   Seligman Growth Fund, Inc - Class A.                                    206,422          10.738267           2,216,615
   Short-Term Investments Trust - Treasury Portfolio -
      Institutional Class                                                  549,456           1.170883             643,349
   T. Rowe Price International Funds, Inc. -
      International Stock Fund(R)                                        6,337,264           1.180532           7,481,343
   Templeton Foreign Fund - Class I                                      5,552,808           1.217615           6,761,182
                                                                        ==========          =========     ---------------
      Sub-Total Tier IV                                                                                   $   314,426,306
                                                                                                          ---------------
   Total Contract Owners' Equity                                                                          $ 1,406,533,645
                                                                                                          ===============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                             NACo VARIABLE ACCOUNT

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1996, 1995 and 1994

                                                                           1996              1995             1994
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends                            $   96,665,994       73,174,649        49,662,440
   Mortality and expense charges (note 2)                                (6,124,188)      (4,061,186)       (2,923,770)
   Administration charge-Tier I (note 2)                                 (2,597,055)      (3,655,067)       (2,631,393)
   Administration charge-Tier II (note 2)                                  (836,073)         --                --
   Administration charge-Tier III (note 2)                                 (432,408)         --                --
   Administration charge-Tier IV (note 2)                                  (589,120)         --                --
                                                                     --------------      -----------      ------------
      Net investment activity                                            86,087,150       65,458,396        44,107,277
                                                                     --------------      -----------      ------------

   Proceeds from mutual fund shares sold                                129,158,279       94,814,984       109,813,731
   Cost of mutual fund shares sold                                     (119,175,064)     (90,332,356)     (103,752,916)
                                                                     --------------      -----------      ------------
      Realized gain (loss) on investments                                 9,983,215        4,482,628         6,060,815
   Change in unrealized gain (loss) on investments                       79,007,949      121,289,385       (63,425,619)
                                                                     --------------      -----------      ------------
      Net gain (loss) on investments                                     88,991,164      125,772,013       (57,364,804)
                                                                     --------------      -----------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations                            175,078,314      191,230,409       (13,257,527)
                                                                     --------------      -----------      ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners                      318,492,785      211,743,850       172,770,344
   Redemptions                                                          (71,502,064)     (59,225,086)      (50,702,236)
   Contingent deferred sales charges (note 2)                                   (62)         --                --
   Adjustments to maintain reserves                                        (127,448)         130,249            (9,107)
                                                                     --------------      -----------      ------------
         Net equity transactions                                        246,863,211      152,649,013       122,059,001
                                                                     --------------      -----------      ------------

Net change in contract owners' equity                                   421,941,525      343,879,422       108,801,474
Contract owners' equity beginning of period                             984,592,120      640,712,698       531,911,224
                                                                     --------------      -----------      ------------
Contract owners' equity end of period                                $1,406,533,645      984,592,120       640,712,698
                                                                     ==============      ===========      ============



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            NACo VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                        December 31, 1996, 1995 and 1994

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties (NACo) Program.

      The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

   (b) The Contracts

      The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

     American Century: Twentieth Century Growth Fund (ACTCGro)
      (formerly Twentieth Century Investors, Inc. - Growth Investors) American Century: Twentieth Century Ultra Fund (ACTCUltra)
      (formerly Twentieth Century Investors, Inc. - Ultra Investors)
     The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning January 1, 1994)
     The Dreyfus Third Century Fund, Inc. (Dry3dCen)
     The Evergreen Total Return Fund - Class Y (EvTotRet) (not available for contracts issued on or after October 1, 1993)
     Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt) (formerly Federated Intermediate Government Trust)
     Fidelity Capital & Income Fund (FidCapInc) (not available for contracts issued on or after January 1, 1987)
     Fidelity Contrafund (FidContr)
     Fidelity Equity-Income Fund (FidEqInc)
     Fidelity Magellan(R) Fund (FidMgln)
     Fidelity OTC Portfolio (FidOTC)
     Fidelity Puritan(R) Fund (FidPurtn)
     The Investment Company of America(R) (InvCoAm) (only available for certain contracts issued beginning July 1, 1994)
     MAS Funds - Fixed Income Portfolio (MASFIP)
     MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp) (not available for contracts issued on or after October 1, 1993)
     MFS(R) High Income Fund - Class A (MFSHiInc)
     Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)
     Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)
    Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
    Neuberger & Berman Guardian Fund (NBGuard)
    Putnam Investors Fund - Class A (PutInvFd)
    Putnam Voyager Fund - Class A (PutVoyFd)
    SEI Index Funds - S & P 500 Index Portfolio (SEI500Ix)
    Seligman Growth Fund, Inc. - Class A (SelGroFd)
    Short-Term Investments Trust -- Treasury Portfolio --
      Institutional Class (AIMTreas)
    T. Rowe Price International Funds, Inc. - International Stock
      Fund(R) (TRIntStk)
    Templeton Foreign Fund - Class I (TemForFd)

   All of the above funds were being utilized as of December 31, 1996.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

     Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

     Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participants account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                Expense                                 Administration
                 Tier          Assets (Millions)            Charge
                   I               Up to $10                 .45%
                  II            Over $10 to $25              .40%
                  III           Over $25 to $50              .30%
                  IV               Over $50                  .20%

The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3) SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         o   Beginning unit value - Jan. 1

         o   Reinvested capital gains and dividends

             (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         o   Unrealized gain (loss)

             (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         o   Contract charges

             (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         o   Ending unit value - Dec. 31

         o   Percentage increase (decrease) in unit value.


--------------------------------------------------------------------------------

                                                                   SCHEDULE I

                             NACo VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                       ACTCGRO     ACTCULTRA       BDFDAM     DRY3DCEN     EVTOTRET     FEDUSGVT
----------------------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan.        $4.005400     1.263551     2.039710     2.238323     1.741651     1.195751
   Reinvested capital gains
     and dividends                      .087806      .080915      .153233      .380918      .097028      .064355
   Unrealized gain (loss)               .510359      .093199     (.017387)     .160989      .126113     (.021930)
   Contract charges                    (.040763)    (.012819)    (.019817)    (.023792)    (.017290)    (.011425)
   Ending unit value - Dec. 31        $4.562802     1.424846     2.155739     2.756438     1.947502     1.226751
   Percentage increase (decrease)
     in unit value*(a)                       14%          13%           6%          23%          12%           3%
================================================================================================================

1995

   Beginning unit value - Jan. 1      $3.359891      .926489     1.741422     1.663803     1.419467     1.062969
   Reinvested capital gains
     and dividends                      .555289      .059786      .148075      .156545      .092352      .070177
   Unrealized gain (loss)               .127077      .287821      .168396      .436477      .244789      .073378
   Contract charges                    (.036857)    (.010545)    (.018183)    (.018502)    (.014957)    (.010773)
   Ending unit value - Dec. 31        $4.005400     1.263551     2.039710     2.238323     1.741651     1.195751
   Percentage increase (decrease)
     in unit value*(a)                       19%          36%          17%          35%          23%          12%
================================================================================================================

1994

   Beginning unit value - Jan. 1      $3.443124      .970411     1.850918      1.814915     1.531292     1.094086
   Reinvested capital gains
     and dividends                      .495592      .029006      .138760       .233019      .106153      .053776
   Unrealized gain (loss)              (.549338)    (.064074)    (.231366)     (.367765)    (.204194)    (.074693)
   Contract charges                    (.032487)    (.008854)    (.016890)     (.016366)    (.013784)    (.010200)
   Ending unit value - Dec. 31        $3.359891      .926489     1.741422      1.663803     1.419467     1.062969
   Percentage increase (decrease)
     in unit value*(a)                       (2)%         (5)%         (6)%          (8)%         (7)%         (3)%
=================================================================================================================

                                       FIDCAPINC       FIDCONTR          FIDEQINC        FIDMGIN        FIDOTC
-----------------------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1        3.712491       1.315600        4.471070          1.301185        1.371346
   Reinvested capital gains
     and dividends                       .331771        .135279         .342426           .212013         .204072
   Unrealized gain (loss)                .089597        .151718         .592510          (.060982)        .119575
   Contract charges                     (.037371)      (.013636)       (.046314)         (.012776)       (.014283)
   Ending unit value - Dec. 31          4.096488       1.588961        5.359692          1.439440        1.680710
   Percentage increase (decrease)
     in unit value*(a)                        10%            21%             20%               11%             23%
=================================================================================================================

1995

   Beginning unit value - Jan. 1         3.210584       .974545         3.424310          .960039        1.001544
   Reinvested capital gains
     and dividends                        .338236       .102679          .262606          .075533         .078671
   Unrealized gain (loss)                 .197671       .249364          .821416          .276728         .302706
   Contract charges                      (.034000)     (.010988)        (.037262)        (.011115)       (.011575)
   Ending unit value - Dec. 31           3.712491      1.315600         4.471070         1.301185        1.371346
   Percentage increase (decrease)
     in unit value*(a)                         16%           35%              31%              36%             37%
=================================================================================================================

1994

   Beginning unit value - Jan. 1         3.397953       .994981         3.448520          .987051       1.000000
   Reinvested capital gains
     and dividends                        .285090       .007092          .333965          .038465         .008959
   Unrealized gain (loss)                (.440620)     (.018188)        (.325363)        (.056248)       (.004289)
   Contract charges                      (.031839)     (.009340)        (.032812)        (.009229)       (.003126)
   Ending unit value - Dec. 31           3.210584       .974545         3.424310          .960039        1.001544
   Percentage increase (decrease)
     in unit value*(a)                         (6)%          (2)%             (1)%             (3)%             0%(b)
=================================================================================================================



*  An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not being utilized for the entire year indicated.

                             NACo VARIABLE ACCOUNT
                                     TIER I

                     SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                      FIDPURTN       INVCOAM        MASFIP      MFSGROPP     MFSHIINC
-----------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1    $1.154955      1.498194      1.156444      6.114190     4.949752
   Reinvested capital gains
     and dividends                    .149398       .106623       .087565       .796398      .454249
   Unrealized gain (loss)             .024641       .181689      (.003056)      .534047      .164181
   Contract charges                  (.011650)     (.015409)     (.011193)     (.064403)    (.050022)
   Ending unit value - Dec. 31      $1.317344      1.771097      1.229760      7.380232     5.518160
   Percentage increase (decrease)
     in unit value*(a)                     14%           18%            6%           21%          11%
=====================================================================================================

1995

   Beginning unit value - Jan. 1    $ .959935      1.157835       .980782      4.589533     4.265493
   Reinvested capital gains
     and dividends                    .060993       .093079       .073523       .768242      .403605
   Unrealized gain (loss)             .144010       .259870       .112302       .807886      .325361
   Contract charges                  (.009983)     (.012590)     (.010163)     (.051471)    (.044707)
   Ending unit value - Dec. 31      $1.154955      1.498194      1.156444      6.114190     4.949752
   Percentage increase (decrease)
     in unit value*(a)                     20%           29%           18%           33%          16%
=====================================================================================================

1994

   Beginning unit value - Jan. 1    $1.000000      1.167040      1.000000      4.834037     4.422523
   Reinvested capital gains
     and dividends                    .059967       .067770       .029902       .376509      .374437
   Unrealized gain (loss)            (.096987)     (.065957)     (.046046)     (.576664)    (.490350)
   Contract charges                  (.003045)     (.011018)     (.003074)     (.044349)    (.041117)
   Ending unit value - Dec. 31      $ .959935      1.157835       .980782      4.589533     4.265493
   Percentage increase (decrease)
     in unit value*(a)                 (4)%(b)          (1)%       (2)%(b)          (5)%         (4)%
=====================================================================================================


                                        MFSGRSTK        NWFUND       NWGROFD       NWMYMKT
------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1       8.942612     12.191058      2.667201      2.774433
   Reinvested capital gains
     and dividends                     2.580988      1.119203       .234869       .137555
   Unrealized gain (loss)              (.547864)     1.782082       .208017       .000000
   Contract charges                    (.094914)     (.127964)     (.027079)     (.027140)
   Ending unit value - Dec. 31        10.880822     14.964379      3.083008      2.884848
   Percentage increase (decrease)
     in unit value*(a)                       22%           23%           16%            4%
==========================================================================================

1995

   Beginning unit value - Jan. 1       7.034148      9.468045      2.092009      2.654661
   Reinvested capital gains
     and dividends                     1.177905       .820350       .282003       .145674
   Unrealized gain (loss)               .807395      2.003431       .316217       .000000
   Contract charges                    (.076836)     (.100768)     (.023028)     (.025902)
   Ending unit value - Dec. 31         8.942612     12.191058      2.667201      2.774433
   Percentage increase (decrease)
     in unit value*(a)                       27%           29%           27%            5%
==========================================================================================

1994

   Beginning unit value - Jan. 1       7.613442      9.502760      2.081399      2.583387
   Reinvested capital gains
     and dividends                      .717173       .927943       .079372       .096188
   Unrealized gain (loss)             (1.229319)     (.873192)     (.049054)      .000000
   Contract charges                    (.067148)     (.089466)     (.019708)     (.024914)
   Ending unit value - Dec. 31         7.034148      9.468045      2.092009      2.654661
   Percentage increase (decrease)
     in unit value*(a)                      (8)%            0%            1%            3%
==========================================================================================

*  An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not being utilized for the entire year indicated.

                             NACo VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                        NBGUARD         PUTINVFD        PUTVOYFD        SEI500IX
------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1       $1.250781       11.305164        2.752130        1.000000
   Reinvested capital gains
     and dividends                       .081755        1.592658         .194543         .026831
   Unrealized gain (loss)                .140476         .815178         .156646         .119166
   Contract charges                     (.012602)       (.118499)       (.028440)       (.006666)
   Ending unit value - Dec. 31         $1.460410       13.594501        3.074879        1.139331
   Percentage increase (decrease)
     in unit value*(a)                        17%             20%             12%          14%(b)
================================================================================================


1995

   Beginning unit value - Jan. 1        $ .955773       8.297318        1.982311              **
   Reinvested capital gains
     and dividends                        .054385       1.391197         .146629
   Unrealized gain (loss)                 .251433       1.710170         .645332
   Contract charges                      (.010810)      (.093521)       (.022142)
   Ending unit value - Dec. 31          $1.250781      11.305164        2.752130
   Percentage increase (decrease)
     in unit value*(a)                         31%            36%             39%
================================================================================================

1994

   Beginning unit value - Jan. 1        $1.000000       8.652501        1.992379             **
   Reinvested capital gains
     and dividends                        .019568        .771381         .083642
   Unrealized gain (loss)                (.060786)     (1.046752)       (.075428)
   Contract charges                      (.003009)      (.079812)       (.018282)
   Ending unit value - Dec. 31          $ .955773       8.297318        1.982311
   Percentage increase (decrease)
     in unit value*(a)                         (4)%(b)        (4)%            (1)%
================================================================================================



                                                 SELGROFD        AIMTREAS        TRINTSTK        TEMFORFD
---------------------------------------------------------------------------------------------------------
1996

   Beginning unit value - Jan. 1                  8.934609        1.119630        1.025854        1.040054
   Reinvested capital gains
     and dividends                                 .806272         .060169         .031576         .050902
   Unrealized gain (loss)                         1.073420         .000000         .131644         .135281
   Contract charges                               (.093989)       (.010890)       (.010515)       (.010657)
   Ending unit value - Dec. 31                   10.720312        1.168909        1.178559        1.215580
   Percentage increase (decrease)
     in unit value*(a)                                  20%              4%             15%            17%
==========================================================================================================

1995

   Beginning unit value - Jan. 1                  7.020585        1.066889         .929695         .944596
   Reinvested capital gains
     and dividends                                 .931537         .063099         .030917         .065652
   Unrealized gain (loss)                         1.057625         .000000         .074337         .039222
   Contract charges                               (.075138)       (.010358)       (.009095)       (.009416)
   Ending unit value - Dec. 31                    8.934609        1.119630        1.025854        1.040054
   Percentage increase (decrease)
     in unit value*(a)                                  27%              5%             10%            10%
==========================================================================================================

1994

   Beginning unit value - Jan. 1                  7.370495        1.034183        1.000000        1.000000
   Reinvested capital gains
     and dividends                                 .708203         .042627         .057013         .067522
   Unrealized gain (loss)                         (.990524)        .000000        (.124310)       (.119861)
   Contract charges                               (.067589)       (.009921)       (.003008)       (.003065)
   Ending unit value - Dec. 31                    7.020585        1.066889         .929695         .944596
   Percentage increase (decrease)
     in unit value*(a)                                 (5)%              3%         (7)%(b)        (6)%(b)
==========================================================================================================

------------
*  An annualized rate of return cannot be determined as:

   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

   (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                             NACo VARIABLE ACCOUNT
                                    TIER II

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                       ACTCGRO     ACTCULTRA        BDFDAM      DRY3DCEN     EVTOTRET
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $4.005400      1.263551      2.039710      2.238323     1.741651
   Reinvested capital gains
     and dividends                    .087834       .080940       .153274       .381035      .097041
   Unrealized gain (loss)             .510412       .093189      (.017408)      .160941      .126149
   Contract charges                  (.039315)     (.012357)     (.019094)     (.022939)    (.016687)
   Ending unit value - Dec. 31      $4.564331      1.425323      2.156482      2.757360     1.948154
   Percentage increase (decrease)
     in unit value*                        14%           13%            6%           23%          12%
=====================================================================================================


                                       FIDMGIN        FIDOTC      FIDPURTN       INVCOAM       MASFIP
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $1.301185      1.371346      1.154955      1.498194     1.156444
   Reinvested capital gains
     and dividends                    .212017       .204118       .149424       .106652      .087582
   Unrealized gain (loss)            (.060958)      .119571       .024643       .181690     (.003070)
   Contract charges                  (.012322)     (.013763)     (.011237)     (.014846)    (.010784)
   Ending unit value - Dec. 31      $1.439922      1.681272      1.317785      1.771690     1.230172
   Percentage increase (decrease)
     in unit value*                        11%           23%           14%           18%           6%
=====================================================================================================


                                       NWGROFD       NWMYMKT       NBGUARD      PUTINVFD     PUTVOYFD
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $2.667201      2.774433      1.250781     11.305164     2.752130
   Reinvested capital gains
     and dividends                    .234942       .137569       .081779      1.593150      .194604
   Unrealized gain (loss)             .208009       .000000       .140490       .814965      .156592
   Contract charges                  (.026112)     (.026179)     (.012151)     (.114228)    (.027417)
   Ending unit value - Dec. 31      $3.084040      2.885823      1.460899     13.599051     3.075909
   Percentage increase (decrease)
     in unit value*                        16%            4%           17%           20%          12%
=====================================================================================================


                                            FEDUSGVT     FIDCAPINC      FIDCONTR      FIDEQINC
----------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1            1.195751      3.712491      1.315600      4.471070
   Reinvested capital gains
     and dividends                           .064282       .331792       .135300       .342492
   Unrealized gain (loss)                   (.021804)      .089634       .151738       .592577
   Contract charges                         (.011063)     (.036045)     (.013145)     (.044654)
   Ending unit value - Dec. 31              1.227166      4.097872      1.589493      5.361485
   Percentage increase (decrease)
     in unit value*                                3%           10%           21%           20%
===============================================================================================


                                             MFSGROPP      MFSHILNC      MFSGRSTK        NWFUND
-----------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1            6.114190      4.949752      8.942612     12.191058
   Reinvested capital gains
     and dividends                           .796653       .454286      2.581814      1.119531
   Unrealized gain (loss)                    .533950       .164222      (.548474)     1.782165
   Contract charges                         (.062088)     (.048235)     (.091486)     (.123368)
   Ending unit value - Dec. 31              7.382705      5.520025     10.884466     14.969386
   Percentage increase (decrease)
     in unit value*                               21%           12%           22%           23%
===============================================================================================



                                             SEI500IX      SELGROFD      AIMTREAS      TRINTSTK       TEMFORFD
--------------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1            1.000000      8.934609      1.119630      1.025854       1.040054
   Reinvested capital gains
     and dividends                           .026838       .806490       .060222       .031586        .050915
   Unrealized gain (loss)                    .119195      1.073413       .000000       .131635        .135292
   Contract charges                         (.006322)     (.090611)     (.010548)     (.010122)      (.010274)
   Ending unit value - Dec. 31              1.139711     10.723901      1.169304      1.178953       1.215987
   Percentage increase (decrease)
     in unit value*                               14%           20%            4%           15%            17%
==============================================================================================================

------------
 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

 **  See Note 2.

                             NACo VARIABLE ACCOUNT
                                    TIER III

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                       ACTCGRO     ACTCULTRA        BDFDAM      DRY3DCEN     EVTOTRET
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $4.005400      1.263551      2.039710      2.238323     1.741651
   Reinvested capital gains
     and dividends                    .087890       .080992       .153287       .381270      .097072
   Unrealized gain (loss)             .510493       .093175      (.017364)      .160833      .126189
   Contract charges                  (.036395)     (.011440)     (.017665)     (.021219)    (.015454)
   Ending unit value - Dec. 31      $4.567388      1.426278      2.157968      2.759207     1.949458
   Percentage increase (decrease)
     in unit value*                        14%           13%            6%           23%          12%
=====================================================================================================


                                       FIDMGIN        FIDOTC      FIDPURTN       INVCOAM       MASFIP
----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $1.301185      1.371346      1.154955      1.498194     1.156444
   Reinvested capital gains
     and dividends                    .212025       .204210       .149474       .106708      .087615
   Unrealized gain (loss)            (.060908)      .119575       .024644       .181715     (.003065)
   Contract charges                  (.011416)     (.012733)     (.010406)     (.013741)    (.009999)
   Ending unit value - Dec. 31      $1.440886      1.682398      1.318667      1.772876     1.230995
   Percentage increase (decrease)
     in unit value*                        11%           23%           14%           18%           6%
=====================================================================================================


                                       NWGROFD       NWMYMKT       NBGUARD      PUTINVFD     PUTVOYFD
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $2.667201      2.774433      1.250781     11.305164     2.752130
   Reinvested capital gains
     and dividends                    .235085       .137590       .081828      1.594134      .194729
   Unrealized gain (loss)             .207994       .000000       .140516       .814558      .156502
   Contract charges                  (.024175)     (.024251)     (.011248)     (.105700)    (.025391)
   Ending unit value - Dec. 31      $3.086105      2.887772      1.461877     13.608156     3.077970
   Percentage increase (decrease)
     in unit value*                        16%            4%           17%           20%          12%
=====================================================================================================


                                     FEDUSGVT     FIDCAPINC      FIDCONTR      FIDEQINC
---------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1      1.195751      3.712491      1.315600      4.471070
   Reinvested capital gains
     and dividends                     .064289       .331849       .135343       .342626
   Unrealized gain (loss)             (.021782)      .089680       .151789       .592722
   Contract charges                   (.010263)     (.033380)     (.012175)     (.041344)
   Ending unit value - Dec. 31        1.227995      4.100640      1.590557      5.365074
   Percentage increase (decrease)
     in unit value*                          3%           10%           21%           20%
=========================================================================================


                                       MFSGROPP      MFSHIINC      MFSGRSTK        NWFUND
-----------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1      6.114190      4.949752      8.942612     12.191058
   Reinvested capital gains
     and dividends                     .797163       .454402      2.583466      1.120188
   Unrealized gain (loss)              .533743       .164251      (.549708)     1.782324
   Contract charges                   (.057445)     (.044652)     (.084612)     (.114166)
   Ending unit value - Dec. 31        7.387651      5.523753     10.891758     14.979404
   Percentage increase (decrease)
     in unit value*                         21%           12%           22%           23%
=========================================================================================


                                       SEI500IX      SELGROFD      AIMTREAS      TRINTSTK     TEMFORFD
------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1      1.000000      8.934609      1.119630      1.025854     1.040054
   Reinvested capital gains
     and dividends                     .026850       .806926       .060222       .031607      .050940
   Unrealized gain (loss)              .119236      1.073386       .000000       .131656      .135312
   Contract charges                   (.005615)     (.083839)     (.009759)     (.009375)    (.009506)
   Ending unit value - Dec. 31        1.140471     10.731082      1.170093      1.179742     1.216800
   Percentage increase (decrease)
     in unit value*                         14%           20%            5%           15%         17%
=====================================================================================================

-----------

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

 **  See Note 2.

                             NACo VARIABLE ACCOUNT
                                    TIER IV

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                    ACTCGRO     ACTCULTRA        BDFDAM      DRY3DCEN     EVTOTRET
---------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $4.005400       1.263551     2.039710      2.238323     1.741651
   Reinvested capital gains
     and dividends                    .087945       .081043       .153338       .381504      .097103
   Unrealized gain (loss)             .510579       .093156      (.017364)      .160732      .126228
   Contract charges                  (.033476)     (.010516)     (.016230)     (.019505)    (.014219)
   Ending unit value - Dec. 31      $4.570448      1.427234      2.159454      2.761054     1.950763
   Percentage increase (decrease)
     in unit value*                        14%           13%            6%           23%          12%
=====================================================================================================


                                       FIDMGIN        FIDOTC      FIDPURTN       INVCOAM       MASFIP
-----------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $1.301185      1.371346      1.154955      1.498194     1.156444
   Reinvested capital gains
     and dividends                    .212032       .204302       .149526       .106765      .087649
   Unrealized gain (loss)            (.060864)      .119570       .024632       .181750     (.003055)
   Contract charges                  (.010503)     (.011693)     (.009563)     (.012646)    (.009219)
   Ending unit value - Dec. 31      $1.441850      1.683525      1.319550      1.774063     1.231819
   Percentage increase (decrease)
     in unit value*                        11%           23%           14%           18%           7%
=====================================================================================================


                                       NWGROFD        NWMYMKL     MBGUARD        PUTINVFD    PULVOYFD
------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1    $2.667201      2.774433      1.250781      11.305164    2.752190
   Reinvested capital gains
     and dividends                    .235228       .137615       .081878       1.595118     .194853
   Unrealized gain (loss)             .207994       .000000       .140555        .814144     .156384
   Contract charges                  (.022252)     (.022328)     (.010358)      (.097159)   (.023334)
   Ending unit value - Dec. 31      $3.088171      2.889720      1.462856      13.617267    3.080033
   Percentage increase (decrease)          16%            4%           17%            20%         12%
     in unit value*
=====================================================================================================


                                     FEDUSGVT     FIDCAPINC      FIDCONTR      FIDEQINC
---------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1       1.195751      3.712491      1.315600      4.471070
   Reinvested capital gains
     and dividends                      .064301       .331908       .135385       .342759
   Unrealized gain (loss)              (.021787)      .089714       .151823       .592856
   Contract charges                    (.009442)     (.030706)     (.011187)     (.038020)
   Ending unit value - Dec. 31          1.228823      4.103407      1.591621      5.368665
   Percentage increase (decrease)
     in unit value*                           3%           11%           21%           20%
==========================================================================================


                                        MFSGROPP      MFSHIINC      MFSGRSTK        NWFUND
------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1       6.114190      4.949752      8.942612     12.191058
   Reinvested capital gains
     and dividends                      .797673       .454488      2.585118      1.120845
   Unrealized gain (loss)               .533536       .164320      (.550938)     1.782490
   Contract charges                    (.052798)     (.041081)     (.077737)     (.104964)
   Ending unit value - Dec. 31         7.392601      5.527479     10.899055     14.989429
   Percentage increase (decrease)
     in unit value*                          21%           12%           22%           23%
==========================================================================================


                                       SEI500IX       SELGROFD    AIMTREAS       TRINTSIK      TEMFORFD
--------------------------------------------------------------------------------------------------------
1996**

   Beginning unit value - Jan. 1       1.000000      8.934609      1.119630      1.025854      1.040054
   Reinvested capital gains
     and dividends                      .026663       .807363       .060226       .031627       .050965
   Unrealized gain (loss)               .119289      1.073355       .000000       .131676       .135346
   Contract charges                    (.004921)     (.077060)     (.008973)     (.008625)     (.008750)
   Ending unit value - Dec. 31         1.141231     10.738267      1.170883      1.180532      1.217615
   Percentage increase (decrease)
     in unit value*                          14%           20%            5%           15%           17%
========================================================================================================

---------
 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

 **  See Note 2.

See Note 3.

                              NACo VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1997
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      American Century: Twentieth Century Growth Fund (ACTCGro)
         4,009,886 shares (cost $82,072,610) .......................     $103,214,470
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         5,857,879 shares (cost $148,509,978) ......................      191,552,641
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,031,436 shares (cost $13,936,548) .......................       14,244,126
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         4,452,422 shares (cost $37,839,634) .......................       46,127,091
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         186,171 shares (cost $3,688,419) ..........................        4,287,527
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         347,877 shares (cost $3,654,874) ..........................        3,635,316
      Fidelity Capital & Income Fund (FidCapInc)
         301,370 shares (cost $2,461,407) ..........................        2,869,046
      Fidelity Contrafund (FidContr)
         6,037,029 shares (cost $223,738,176) ......................      278,367,429
      Fidelity Equity-Income Fund (FidEqInc)
         6,608,854 shares (cost $219,025,257) ......................      325,089,539
      Fidelity Magellan(R) Fund (FidMgln)
         1,229,623 shares (cost $94,765,144) .......................      111,957,168
      Fidelity OTC Portfolio (FidOTC)
         783,802 shares (cost $25,358,118) .........................       27,284,135
      Fidelity Puritan(R) Fund (FidPurtn)
         1,481,883 shares (cost $24,748,674) .......................       28,629,972
      The Investment Company of America(R) (InvCoAm)
         2,262,158 shares (cost $47,593,414) .......................       64,132,193
      MAS Funds - Fixed Income Portfolio (MASFIP)
         169,283 shares (cost $1,993,019) ..........................        2,031,398
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,108,729 shares (cost $12,629,445) .......................       16,586,580
      MFS(R) High Income Fund - Class A (MFSHiInc)
         2,371,011 shares (cost $12,525,816) .......................       12,827,170
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         912,394 shares (cost $9,974,162) ..........................       11,496,170
      Nationwide(R) Fund (NWFund)
         2,702,709 shares (cost $47,986,863) .......................       66,919,070

                                   88 of 133


      Nationwide(R) Growth Fund (NWGroFd)
         517,757 shares (cost $5,823,272) ..............................................          8,123,609
      Nationwide(R) Money Market Fund (NWMyMkt)
         51,828,736 shares (cost $51,828,736) ..........................................         51,828,736
      Neuberger & Berman Guardian Fund (NBGuard)
         1,200,775 shares (cost $30,070,310) ...........................................         34,726,415
      Putnam Investors Fund - Class A (PutInvFd)
         4,578,408 shares (cost $40,357,687) ...........................................         50,179,347
      Putnam Voyager Fund - Class A (PutVoyFd)
         9,511,547 shares (cost $136,633,418) ..........................................        170,732,263
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         1,367,371 shares (cost $33,528,363) ...........................................         38,532,526
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,521,669 shares (cost $8,427,637) ............................................         10,027,799
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         4,198,508 shares (cost $4,198,508) ............................................          4,198,508
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,193,552 shares (cost $30,032,019) ...........................................         33,868,437
      Templeton Foreign Fund - Class I (TemForFd)
         4,276,163 shares (cost $42,456,779) ...........................................         49,261,395
                                                                                             --------------
            Total investments ..........................................................      1,762,730,076
   Accounts receivable .................................................................            296,056
                                                                                             --------------
            Total assets ...............................................................      1,763,026,132
ACCOUNTS PAYABLE .......................................................................             24,899
                                                                                             --------------
CONTRACT OWNERS' EQUITY (NOTE 3) .......................................................     $1,763,001,233
                                                                                             ==============

                                   89 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


                                                                     Total                                 ACTCGro
                                                      -----------------------------------      ------------------------------
                                                              1997                 1996             1997            1996
                                                      ---------------      --------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     8,521,504           6,537,431              --                --
  Mortality and expense charges .................          (3,928,317)         (2,914,718)         (331,683)         (399,827)
  Administration charge (note 2)
        Tier I ..................................          (1,547,806)         (1,183,685)         (121,056)         (159,063)
        Tier II .................................            (561,760)           (392,419)          (57,502)          (59,403)
        Tier III ................................            (299,893)           (211,252)          (24,570)          (30,376)
        Tier IV .................................            (188,537)           (302,756)          (16,560)          (39,285)
        Tier V ..................................            (160,552)               --             (12,885)             --
                                                      ---------------      --------------      ------------      ------------
    Net investment activity .....................           1,834,639           1,532,601          (564,256)         (687,954)

  Proceeds from mutual fund shares sold .........         148,777,534          61,836,491        65,613,736        12,605,472
  Cost of mutual fund shares sold ...............        (143,091,400)        (58,091,646)      (68,069,453)      (11,692,261)
                                                      ---------------      --------------      ------------      ------------
  Realized gain (loss) on investments ...........           5,686,134           3,744,845        (2,455,717)          913,211
  Unrealized gain (loss) on investments .........         194,485,796          50,200,225        19,758,622         9,682,574
                                                      ---------------      --------------      ------------      ------------
    Net gain (loss) on investments ..............         200,171,930          53,945,070        17,302,905        10,595,785
  Reinvested capital gains ......................           8,287,025          22,352,242              --                --
                                                      ---------------      --------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         210,293,594          77,829,913        16,738,649         9,907,831

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....         206,770,431         154,494,603       (56,747,694)       (6,060,304)
  Redemptions ...................................         (60,545,571)        (34,247,716)       (7,395,091)       (5,026,368)
  Annual contract maintenance charge (note 2) ...                --                  --                --                --
  Adjustments to maintain reserves ..............             (50,866)            (83,128)            2,463               711
                                                      ---------------      --------------      ------------      ------------
      Net equity transactions ...................         146,173,994         120,163,759       (64,140,322)      (11,085,961)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         356,467,588         197,993,672       (47,401,673)       (1,178,130)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,406,533,645         984,592,120       150,619,441       149,653,676
                                                      ---------------      --------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 1,763,001,233       1,182,585,792       103,217,768       148,475,546
                                                      ===============      ==============      ============      ============


                                                                ACTCUltra                             BdFdAm
                                                      ------------------------------      ----------------------------
                                                           1997              1996             1997            1996
                                                      ------------      ------------      -----------      -----------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             --                --            492,847          470,999
  Mortality and expense charges .................         (423,190)         (301,788)         (34,958)         (34,974)
  Administration charge (note 2)
        Tier I ..................................         (164,385)         (120,414)         (14,226)         (15,704)
        Tier II .................................          (61,261)          (40,288)          (5,205)          (4,149)
        Tier III ................................          (28,761)          (20,511)          (2,812)          (2,454)
        Tier IV .................................          (19,733)          (33,380)          (1,703)          (3,299)
        Tier V ..................................          (20,009)             --             (1,110)            --
                                                      ------------      ------------      -----------      -----------
    Net investment activity .....................         (717,339)         (516,381)         432,833          410,419

  Proceeds from mutual fund shares sold .........        8,885,205         4,993,840        1,931,351        2,100,353
  Cost of mutual fund shares sold ...............       (6,607,023)       (3,803,139)      (1,851,996)      (2,284,135)
                                                      ------------      ------------      -----------      -----------
  Realized gain (loss) on investments ...........        2,278,182         1,190,701           79,355         (183,782)
  Unrealized gain (loss) on investments .........       24,092,305         8,285,363          (20,974)        (219,281)
                                                      ------------      ------------      -----------      -----------
    Net gain (loss) on investments ..............       26,370,487         9,476,064           58,381         (403,063)
  Reinvested capital gains ......................             --                --               --               --
                                                      ------------      ------------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       25,653,148         8,959,683          491,214            7,356

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....       23,934,245        24,230,834          298,748           48,205
  Redemptions ...................................       (7,685,227)       (4,882,590)        (513,512)        (488,547)
  Annual contract maintenance charge (note 2) ...             --                --               --               --
  Adjustments to maintain reserves ..............          (15,444)            9,681             (129)             515
                                                      ------------      ------------      -----------      -----------
      Net equity transactions ...................       16,233,574        19,357,925         (214,893)        (439,827)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       41,886,722        28,317,608          276,321         (432,471)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      149,650,009       100,332,907       13,981,906       13,418,681
                                                      ------------      ------------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      191,536,731       128,650,515       14,258,227       12,986,210
                                                      ============      ============      ===========      ===========

                                   90 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)

                                                                 Dry3dCen                         EvincGro
                                                      -----------------------------      --------------------------
                                                           1997             1996            1997            1996
                                                      ------------      -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $       --               --           103,071         116,234
  Mortality and expense charges .................          (94,641)         (60,861)        (10,775)        (12,083)
  Administration charge (note 2)
        Tier I ..................................          (37,799)         (25,605)         (4,050)         (4,727)
        Tier II .................................          (14,044)          (7,754)         (1,234)         (1,064)
        Tier III ................................           (5,231)          (3,700)           (722)         (1,028)
        Tier IV .................................           (4,878)          (6,620)           (646)         (1,514)
        Tier V ..................................           (4,252)            --              (574)           --
                                                      ------------      -----------      ----------      ----------
    Net investment activity .....................         (160,845)        (104,540)         85,070          95,818

  Proceeds from mutual fund shares sold .........          820,855        1,068,478         613,927         495,496
  Cost of mutual fund shares sold ...............         (701,417)      (1,021,567)       (581,697)       (498,199)
                                                      ------------      -----------      ----------      ----------
  Realized gain (loss) on investments ...........          119,438           46,911          32,230          (2,703)
  Unrealized gain (loss) on investments .........        6,258,403        2,226,556         285,350         130,501
                                                      ------------      -----------      ----------      ----------
    Net gain (loss) on investments ..............        6,377,841        2,273,467         317,580         127,798
  Reinvested capital gains ......................             --               --              --              --
                                                      ------------      -----------      ----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        6,216,996        2,168,927         402,650         223,616

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....       10,820,817        1,532,282        (349,417)       (266,730)
  Redemptions ...................................       (1,185,411)        (614,569)       (185,881)       (156,342)
  Annual contract maintenance charge (note 2) ...             --               --              --              --
  Adjustments to maintain reserves ..............             (747)             (36)           (216)            499
                                                      ------------      -----------      ----------      ----------
      Net equity transactions ...................        9,634,659          917,677        (535,514)       (422,573)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       15,851,655        3,086,604        (132,864)       (198,957)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       30,274,825       21,046,139       4,420,173       4,590,867
                                                      ------------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 46,126,480       24,132,743       4,287,309       4,391,910
                                                      ============      ===========      ==========      ==========

                                                               FedUSGvt                        FidCapInc
                                                      --------------------------      --------------------------
                                                          1997          1996             1997            1996
                                                      ----------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        100,041          79,244         115,828         168,208
  Mortality and expense charges .................         (9,051)         (8,019)         (7,307)         (8,148)
  Administration charge (note 2)
        Tier I ..................................         (3,290)         (3,064)         (2,381)         (2,784)
        Tier II .................................         (1,246)           (813)           (633)           (714)
        Tier III ................................           (382)           (359)         (1,029)         (1,331)
        Tier IV .................................           (632)         (1,200)           (570)           (777)
        Tier V ..................................           (485)           --              (220)           --
                                                      ----------      ----------      ----------      ----------
    Net investment activity .....................         84,955          65,789         103,688         154,454

  Proceeds from mutual fund shares sold .........        736,119         613,664         271,022         275,873
  Cost of mutual fund shares sold ...............       (731,544)       (609,528)       (201,584)       (206,834)
                                                      ----------      ----------      ----------      ----------
  Realized gain (loss) on investments ...........          4,575           4,136          69,438          69,039
  Unrealized gain (loss) on investments .........        (18,074)        (93,553)        (22,397)       (100,960)
                                                      ----------      ----------      ----------      ----------
    Net gain (loss) on investments ..............        (13,499)        (89,417)         47,041         (31,921)
  Reinvested capital gains ......................           --              --              --              --
                                                      ----------      ----------      ----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         71,456         (23,628)        150,729         122,533

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....        260,915         384,418        (160,412)       (136,545)
  Redemptions ...................................       (180,959)       (144,920)        (98,195)       (109,162)
  Annual contract maintenance charge (note 2) ...           --              --              --              --
  Adjustments to maintain reserves ..............             38             (24)            (23)            (54)
                                                      ----------      ----------      ----------      ----------
      Net equity transactions ...................         79,994         239,474        (258,630)       (245,761)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        151,450         215,846        (107,901)       (123,228)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      3,483,920       2,802,949       2,976,924       3,039,732
                                                      ----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      3,635,370       3,018,795       2,869,023       2,916,504
                                                      ==========      ==========      ==========      ==========


                                   91 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


                                                                  FidContr                            FidEqinc
                                                      -------------------------------      ------------------------------
                                                           1997               1996             1997               1996
                                                      -------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $        --                --           3,276,338         2,582,493
  Mortality and expense charges .................          (592,163)         (359,009)         (713,633)         (544,146)
  Administration charge (note 2)
        Tier I ..................................          (237,949)         (148,038)         (263,404)         (206,965)
        Tier II .................................           (86,925)          (51,240)          (95,338)          (66,338)
        Tier III ................................           (43,247)          (24,637)          (67,270)          (49,087)
        Tier IV .................................           (30,663)          (35,765)          (31,963)          (59,778)
        Tier V ..................................           (21,115)             --             (32,930)             --
                                                      -------------      ------------      ------------      ------------
    Net investment activity .....................        (1,012,062)         (618,689)        2,071,800         1,656,179

  Proceeds from mutual fund shares sold .........           532,205           383,413         2,570,367           844,012
  Cost of mutual fund shares sold ...............          (411,280)         (329,814)       (1,390,698)         (516,769)
                                                      -------------      ------------      ------------      ------------
  Realized gain (loss) on investments ...........           120,925            53,599         1,179,669           327,243
  Unrealized gain (loss) on investments .........        23,370,642         5,084,232        39,211,076        11,525,883
                                                      -------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............        23,491,567         5,137,831        40,390,745        11,853,126
  Reinvested capital gains ......................         3,576,229         6,242,812         2,983,969         2,613,023
                                                      -------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        26,055,734        10,761,954        45,446,514        16,122,328

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....        57,607,805        33,599,824        35,349,056        20,590,474
  Redemptions ...................................        (7,425,375)       (3,221,013)       (8,608,887)       (4,824,630)
  Annual contract maintenance charge (note 2) ...              --                --                --                --
  Adjustments to maintain reserves ..............           (17,713)          (73,920)           (3,095)             (390)
                                                      -------------      ------------      ------------      ------------
      Net equity transactions ...................        50,164,717        30,304,891        26,737,074        15,765,454

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        76,220,451        41,066,845        72,183,588        31,887,782
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       202,139,639       113,777,993       252,903,435       183,719,472
                                                      -------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 278,360,090       154,844,838       325,087,023       215,607,254
                                                      =============      ============      ============      ============


                                                                 FidMgin                           FidOTC
                                                      -----------------------------      ---------------------------
                                                           1997            1996              1997            1996
                                                      ------------      -----------      -----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          887,068          525,152             --              --
  Mortality and expense charges .................         (254,515)        (238,887)         (51,137)        (18,203)
  Administration charge (note 2)
        Tier I ..................................         (110,567)        (101,597)         (20,099)         (6,924)
        Tier II .................................          (36,983)         (34,129)          (6,451)         (2,193)
        Tier III ................................          (19,013)         (15,868)          (3,504)         (1,166)
        Tier IV .................................          (11,625)         (22,757)          (2,286)         (2,329)
        Tier V ..................................           (7,405)            --             (2,756)           --
                                                      ------------      -----------      -----------      ----------
    Net investment activity .....................          446,960          111,914          (86,233)        (30,815)

  Proceeds from mutual fund shares sold .........        4,087,385        2,667,817        1,567,135       2,677,355
  Cost of mutual fund shares sold ...............       (3,578,760)      (2,521,535)      (1,410,503)     (2,571,613)
                                                      ------------      -----------      -----------      ----------
  Realized gain (loss) on investments ...........          508,625          146,282          156,632         105,742
  Unrealized gain (loss) on investments .........       12,080,439      (11,669,605)       1,856,000         476,569
                                                      ------------      -----------      -----------      ----------
    Net gain (loss) on investments ..............       12,589,064      (11,523,323)       2,012,632         582,311
  Reinvested capital gains ......................        1,726,827       13,496,407             --              --
                                                      ------------      -----------      -----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       14,762,851        2,084,998        1,926,399         551,496

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....        5,252,830       10,486,626       12,106,280       4,078,111
  Redemptions ...................................       (4,080,718)      (3,045,130)        (871,308)       (373,167)
  Annual contract maintenance charge (note 2) ...             --               --               --              --
  Adjustments to maintain reserves ..............              452            1,111           (1,388)          2,982
                                                      ------------      -----------      -----------      ----------
      Net equity transactions ...................        1,172,564        7,442,607       11,233,584       3,707,926

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       15,935,415        9,527,605       13,159,983       4,259,422
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       96,022,426       82,952,870       14,122,665       4,952,117
                                                      ------------      -----------      -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      111,957,841       92,480,475       27,282,648       9,211,539
                                                      ============      ===========      ===========      ==========

                                   92 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


                                                                 FidPurtn                            InvCoAm
                                                      -----------------------------      ----------------------------
                                                            1997             1996             1997            1996
                                                      ------------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    446,477          271,253          513,868          384,457
  Mortality and expense charges .................          (62,424)         (42,786)        (137,856)         (94,238)
  Administration charge (note 2)
        Tier I ..................................          (26,473)         (18,571)         (59,716)         (44,582)
        Tier II .................................           (9,533)          (6,519)         (24,852)         (14,648)
        Tier III ................................           (4,249)          (2,305)          (9,323)          (5,010)
        Tier IV .................................           (3,080)          (4,064)          (5,268)          (7,217)
        Tier V ..................................           (1,894)            --             (3,520)            --
                                                      ------------      -----------      -----------      -----------
    Net investment activity .....................          338,824          197,008          273,333          218,762

  Proceeds from mutual fund shares sold .........          814,338          324,252          447,709          266,291
  Cost of mutual fund shares sold ...............         (684,522)        (285,857)        (312,271)        (209,220)
                                                      ------------      -----------      -----------      -----------
  Realized gain (loss) on investments ...........          129,816           38,395          135,438           57,071
  Unrealized gain (loss) on investments .........        2,752,077          541,147        8,662,376        2,206,848
                                                      ------------      -----------      -----------      -----------
    Net gain (loss) on investments ..............        2,881,893          579,542        8,797,814        2,263,919
  Reinvested capital gains ......................             --               --               --               --
                                                      ------------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        3,220,717          776,550        9,071,147        2,482,681

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....        4,546,283        4,718,306        9,116,425        5,675,975
  Redemptions ...................................         (726,234)        (318,097)      (1,771,273)        (808,850)
  Annual contract maintenance charge (note 2) ...             --               --               --               --
  Adjustments to maintain reserves ..............               90           (1,630)           1,016              206
                                                      ------------      -----------      -----------      -----------
      Net equity transactions ...................        3,820,139        4,398,579        7,346,168        4,867,331

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        7,040,856        5,175,129       16,417,315        7,350,012
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       21,589,381       13,138,596       47,716,024       31,745,657
                                                      ------------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 28,630,237       18,313,725       64,133,339       39,095,669
                                                      ============      ===========      ===========      ===========

                                                               MASFip                            MFSGrOpp
                                                      --------------------------      ----------------------------
                                                          1997            1996            1997            1996
                                                      ----------      ----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         28,745          15,657             --               --
  Mortality and expense charges .................         (4,490)         (2,231)         (39,467)         (37,876)
  Administration charge (note 2)
        Tier I ..................................         (2,070)           (888)         (15,316)         (15,836)
        Tier II .................................           (531)           (331)          (5,520)          (4,505)
        Tier III ................................           (197)           (135)          (3,570)          (3,661)
        Tier IV .................................           (225)           (242)          (1,999)          (3,419)
        Tier V ..................................           (191)           --             (1,381)            --
                                                      ----------      ----------      -----------      -----------
    Net investment activity .....................         21,041          11,830          (67,253)         (65,297)

  Proceeds from mutual fund shares sold .........        720,110         263,026        1,092,617          687,068
  Cost of mutual fund shares sold ...............       (718,408)       (264,293)        (840,448)        (596,731)
                                                      ----------      ----------      -----------      -----------
  Realized gain (loss) on investments ...........          1,702          (1,267)         252,169           90,337
  Unrealized gain (loss) on investments .........         38,374          (4,013)       2,007,758        1,617,482
                                                      ----------      ----------      -----------      -----------
    Net gain (loss) on investments ..............         40,076          (5,280)       2,259,927        1,707,819
  Reinvested capital gains ......................           --              --               --               --
                                                      ----------      ----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         61,117           6,550        2,192,674        1,642,522

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....        506,339         588,317         (476,894)        (109,740)
  Redemptions ...................................        (95,593)        (17,850)        (454,230)        (455,157)
  Annual contract maintenance charge (note 2) ...           --              --               --               --
  Adjustments to maintain reserves ..............          1,846              35          (13,391)         (19,461)
                                                      ----------      ----------      -----------      -----------
      Net equity transactions ...................        412,592         570,502         (944,515)        (584,358)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        473,709         577,052        1,248,159        1,058,164
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,559,535         533,887       15,338,362       13,510,856
                                                      ----------      ----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      2,033,244       1,110,939       16,586,521       14,569,020
                                                      ==========      ==========      ===========      ===========

                                   93 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


                                                                MFSHiinc                         MFSGrStk
                                                     ----------------------------      ---------------------------
                                                           1997           1996              1997            1996
                                                     ------------      ----------      -----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $    530,400         422,030             --              --
  Mortality and expense charges ................          (30,533)        (26,308)         (29,157)        (22,828)
  Administration charge (note 2)
        Tier I .................................          (11,807)        (10,827)         (11,082)         (9,068)
        Tier II ................................           (3,895)         (2,435)          (3,796)         (2,721)
        Tier III ...............................           (2,381)         (1,939)          (2,578)         (1,724)
        Tier IV ................................           (1,318)         (3,201)          (1,449)         (2,591)
        Tier V .................................           (1,585)           --             (1,253)           --
                                                     ------------      ----------      -----------      ----------
    Net investment activity ....................          478,881         377,320          (49,315)        (38,932)

  Proceeds from mutual fund shares sold ........        3,835,668       2,432,993        3,942,610         850,601
  Cost of mutual fund shares sold ..............       (3,591,928)     (2,516,717)      (4,232,530)       (830,961)
                                                     ------------      ----------      -----------      ----------
  Realized gain (loss) on investments ..........          243,740         (83,724)        (289,920)         19,640
  Unrealized gain (loss) on investments ........          (72,879)         42,423        2,790,280       1,046,377
                                                     ------------      ----------      -----------      ----------
    Net gain (loss) on investments .............          170,861         (41,301)       2,500,360       1,066,017
  Reinvested capital gains .....................             --              --               --              --
                                                     ------------      ----------      -----------      ----------
      Net increase (decrease) in contract owners
        equity resulting from operations .......          649,742         336,019        2,451,045       1,027,085

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ....        1,605,127         249,442       (1,620,023)        556,525
  Redemptions ..................................         (476,935)       (327,745)        (565,608)       (234,518)
  Annual contract maintenance charge (note 2) ..             --              --               --              --
  Adjustments to maintain reserves .............           (1,282)           (310)           1,095            (358)
                                                     ------------      ----------      -----------      ----------
      Net equity transactions ..................        1,126,910         (78,613)      (2,184,536)        321,649

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        1,776,652         257,406          266,509       1,348,734
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....       11,049,325       9,397,723       11,230,813       7,842,975
                                                     ------------      ----------      -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     $ 12,825,977       9,655,129       11,497,322       9,191,709
                                                     ============      ==========      ===========      ==========

                                                                NWFund                           NWGroFd
                                                     ----------------------------      --------------------------
                                                          1997             1996            1997            1996
                                                     -----------      -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         391,657          320,547          36,526          38,398
  Mortality and expense charges ................        (134,628)         (96,054)        (18,751)        (17,691)
  Administration charge (note 2)
        Tier I .................................         (54,194)         (38,934)         (7,463)         (7,285)
        Tier II ................................         (19,167)         (14,768)         (3,142)         (3,048)
        Tier III ...............................         (10,580)          (5,878)         (1,226)           (678)
        Tier IV ................................          (6,584)          (9,815)           (885)         (1,863)
        Tier V .................................          (4,908)            --              (682)           --
                                                     -----------      -----------      ----------      ----------
    Net investment activity ....................         161,596          155,098           4,377           7,833

  Proceeds from mutual fund shares sold ........         463,376        1,465,637         458,787         290,151
  Cost of mutual fund shares sold ..............        (317,660)      (1,195,215)       (331,745)       (223,377)
                                                     -----------      -----------      ----------      ----------
  Realized gain (loss) on investments ..........         145,716          270,422         127,042          66,774
  Unrealized gain (loss) on investments ........      11,208,743        2,813,056       1,123,363         367,326
                                                     -----------      -----------      ----------      ----------
    Net gain (loss) on investments .............      11,354,459        3,083,478       1,250,405         434,100
  Reinvested capital gains .....................            --               --              --              --
                                                     -----------      -----------      ----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......      11,516,055        3,238,576       1,254,782         441,933

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ....      12,861,126        2,394,563        (163,482)         35,255
  Redemptions ..................................      (1,915,548)      (1,386,387)       (163,907)       (124,853)
  Annual contract maintenance charge (note 2) ..            --               --              --              --
  Adjustments to maintain reserves .............            (297)             106             (18)             44
                                                     -----------      -----------      ----------      ----------
      Net equity transactions ..................      10,945,281        1,008,282        (327,407)        (89,554)

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      22,461,336        4,246,858         927,375         352,379
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....      44,457,575       33,594,484       7,196,235       6,426,311
                                                     -----------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      66,918,911       37,841,342       8,123,610       6,778,690
                                                     ===========      ===========      ==========      ==========

                                   94 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


                                                                 NWMyMkt                            NBGuard
                                                      -----------------------------      ----------------------------
                                                           1997             1996             1997             1996
                                                      ------------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $  1,285,365        1,029,181           74,402           63,007
  Mortality and expense charges .................         (132,444)        (116,798)         (71,430)         (36,936)
  Administration charge (note 2)
        Tier I ..................................          (45,551)         (37,864)         (26,911)         (14,001)
        Tier II .................................          (13,422)         (12,222)         (10,120)          (5,289)
        Tier III ................................           (9,728)          (7,888)          (4,969)          (2,606)
        Tier IV .................................           (7,237)         (18,521)          (3,272)          (4,170)
        Tier V ..................................           (9,225)            --             (3,725)            --
                                                      ------------      -----------      -----------      -----------
    Net investment activity .....................        1,067,758          835,888          (46,025)               5

  Proceeds from mutual fund shares sold .........       27,822,416       18,028,552        1,088,005          379,398
  Cost of mutual fund shares sold ...............      (27,822,416)     (18,028,552)        (856,213)        (316,186)
                                                      ------------      -----------      -----------      -----------
  Realized gain (loss) on investments ...........             --               --            231,792           63,212
  Unrealized gain (loss) on investments .........             --               --          3,215,283          412,640
                                                      ------------      -----------      -----------      -----------
    Net gain (loss) on investments ..............             --               --          3,447,075          475,852
  Reinvested capital gains ......................             --               --               --               --
                                                      ------------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        1,067,758          835,888        3,401,050          475,857

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....        3,974,271          321,487       10,526,570        6,205,069
  Redemptions ...................................       (3,746,518)      (3,523,754)      (1,111,061)        (366,760)
  Annual contract maintenance charge (note 2) ...             --               --               --               --
  Adjustments to maintain reserves ..............              257           (2,408)          (3,228)            (278)
                                                      ------------      -----------      -----------      -----------
      Net equity transactions ...................          228,010       (3,204,675)       9,412,281        5,838,031

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        1,295,768       (2,368,787)      12,813,331        6,313,888
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       50,815,017       42,887,884       21,909,962        9,931,773
                                                      ------------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 52,110,785       40,519,097       34,723,293       16,245,661
                                                      ============      ===========      ===========      ===========


                                                                 PutinvFd                          PutVoyFd
                                                      ----------------------------      ------------------------------
                                                          1997             1996              1997              1996
                                                      -----------      -----------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            --               --                --                --
  Mortality and expense charges .................        (105,733)         (73,856)         (373,376)         (241,523)
  Administration charge (note 2)
        Tier I ..................................         (50,794)         (37,133)         (157,449)         (106,159)
        Tier II .................................         (10,729)          (8,255)          (52,799)          (32,133)
        Tier III ................................          (8,627)          (4,376)          (25,838)          (16,978)
        Tier IV .................................          (3,997)          (5,995)          (17,450)          (22,042)
        Tier V ..................................          (3,454)            --             (13,723)             --
                                                      -----------      -----------      ------------      ------------
    Net investment activity .....................        (183,334)        (129,615)         (640,635)         (418,835)

  Proceeds from mutual fund shares sold .........       1,164,187          654,524         2,056,638           375,701
  Cost of mutual fund shares sold ...............      (1,028,827)        (646,943)       (1,218,328)         (203,252)
                                                      -----------      -----------      ------------      ------------
  Realized gain (loss) on investments ...........         135,360            7,581           838,310           172,449
  Unrealized gain (loss) on investments .........       7,460,464        2,765,618        16,339,677         9,609,437
                                                      -----------      -----------      ------------      ------------
    Net gain (loss) on investments ..............       7,595,824        2,773,199        17,177,987         9,781,886
  Reinvested capital gains ......................            --               --                --                --
                                                      -----------      -----------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       7,412,490        2,643,584        16,537,352         9,363,051

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....       8,512,659        2,883,915        22,596,211        26,439,235
  Redemptions ...................................      (1,548,901)        (816,552)       (5,546,604)       (2,087,968)
  Annual contract maintenance charge (note 2) ...            --               --                --                --
  Adjustments to maintain reserves ..............             386              749             4,484             3,379
                                                      -----------      -----------      ------------      ------------
      Net equity transactions ...................       6,964,144        2,068,112        17,054,091        24,354,646

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      14,376,634        4,711,696        33,591,443        33,717,697
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      35,803,162       25,556,691       137,145,381        74,868,678
                                                      -----------      -----------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      50,179,796       30,268,387       170,736,824       108,586,375
                                                      ===========      ===========      ============      ============

                                   95 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


                                                        SEI500ix                               SelGroFd
                                                     --------------------------      ---------------------------
                                                           1997          1996             1997             1996
                                                     ------------      --------      -----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $    148,745          --               --              --
  Mortality and expense charges ................          (58,724)         (317)         (23,196)        (16,304)
  Administration charge (note 2)
        Tier I .................................          (22,520)         (170)          (9,202)         (6,816)
        Tier II ................................           (7,679)          (33)          (2,574)         (1,532)
        Tier III ...............................           (4,794)           (8)          (1,672)         (1,281)
        Tier IV ................................           (3,443)          (29)          (1,295)         (1,872)
        Tier V .................................           (2,252)         --             (1,119)           --
                                                     ------------      --------      -----------      ----------
    Net investment activity ....................           49,333          (557)         (39,058)        (27,805)

  Proceeds from mutual fund shares sold ........          256,727        16,228          750,304         296,818
  Cost of mutual fund shares sold ..............         (201,940)      (16,264)        (701,943)       (319,740)
                                                     ------------      --------      -----------      ----------
  Realized gain (loss) on investments ..........           54,787           (36)          48,361         (22,922)
  Unrealized gain (loss) on investments ........        4,538,562         7,391        1,043,205         699,702
                                                     ------------      --------      -----------      ----------
    Net gain (loss) on investments .............        4,593,349         7,355        1,091,566         676,780
  Reinvested capital gains .....................             --            --               --              --
                                                     ------------      --------      -----------      ----------
      Net increase (decrease) in contract owners
        equity resulting from operations .......        4,642,682         6,798        1,052,508         648,975

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ....       24,716,948       870,470          929,648         708,225
  Redemptions ..................................       (1,409,295)       (5,173)        (387,786)       (111,772)
  Annual contract maintenance charge (note 2) ..             --            --               --              --
  Adjustments to maintain reserves .............           (2,562)         (616)            (407)            448
                                                     ------------      --------      -----------      ----------
      Net equity transactions ..................       23,305,091       864,681          541,455         596,901

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       27,947,773       871,479        1,593,963       1,245,876
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....       10,582,236          --          8,433,505       5,510,652
                                                     ------------      --------      -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     $ 38,530,009       871,479       10,027,468       6,756,528
                                                     ============      ========      ===========      ==========


                                                              AIMTreas                         TRintStk
                                                     --------------------------      ----------------------------
                                                         1997            1996            1 997             1996
                                                     ----------      ----------      -----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         90,126          50,571             --               --
  Mortality and expense charges ................         (8,847)         (5,146)         (72,592)         (40,607)
  Administration charge (note 2)
        Tier I .................................         (2,900)         (2,152)         (24,520)         (14,746)
        Tier II ................................           (772)           (306)         (10,010)          (5,959)
        Tier III ...............................           (539)           (722)          (5,512)          (2,443)
        Tier IV ................................         (1,016)           (468)          (4,667)          (5,081)
        Tier V .................................           (367)           --             (3,595)            --
                                                     ----------      ----------      -----------      -----------
    Net investment activity ....................         75,685          41,777         (120,896)         (68,836)

  Proceeds from mutual fund shares sold ........      6,179,448       1,705,995        7,588,473        2,833,710
  Cost of mutual fund shares sold ..............     (6,179,448)     (1,705,995)      (6,430,207)      (2,375,419)
                                                     ----------      ----------      -----------      -----------
  Realized gain (loss) on investments ..........           --              --          1,158,266          458,291
  Unrealized gain (loss) on investments ........           --              --          2,391,991          891,824
                                                     ----------      ----------      -----------      -----------
    Net gain (loss) on investments .............           --              --          3,550,257        1,350,115
  Reinvested capital gains .....................           --              --               --               --
                                                     ----------      ----------      -----------      -----------
      Net increase (decrease) in contract owners                                                                '
        equity resulting from operations .......         75,685          41,777        3,429,361        1,281,279

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ....      1,805,822         346,584        6,077,634        7,174,324
  Redemptions ..................................       (369,513)        (86,735)      (1,065,254)        (338,384)
  Annual contract maintenance charge (note 2) ..           --              --               --               --
  Adjustments to maintain reserves .............          2,955             (71)          (5,667)          (1,687)
                                                     ----------      ----------      -----------      -----------
      Net equity transactions ..................      1,439,264         259,778        5,006,713        6,834,253

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      1,514,949         301,555        8,436,074        8,115,532
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....      2,686,515       1,707,117       25,426,682       10,681,789
                                                     ----------      ----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      4,201,464       2,008,672       33,862,756       18,797,321
                                                     ==========      ==========      ===========      ===========

                                   96 of 133

                              NACo VARIABLE ACCOUNT

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)

                                                           TemForFd
                                                ----------------------------
                                                      1997            1996
                                                ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................      $           -               -
  Mortality and expense charges..........           (101,616)        (57,274)
  Administration charge (note 2)
        Tier I ..........................            (40,632)        (23,768)
        Tier II .........................            (16,397)         (9,630)
        Tier III ........................             (7,569)         (3,103)
        Tier IV .........................             (4,093)         (5,462)
        Tier V ..........................             (3,937)              -
                                                ------------    ------------
    Net investment activity..............           (174,244)        (99,237)

  Proceeds from mutual fund shares sold..          2,466,814       2,239,773
  Cost of mutual fund shares sold........         (2,086,611)     (2,301,530)
                                                ------------    ------------
  Realized gain (loss) on investments....            380,203         (61,757)
  Unrealized gain (loss) on investments..          4,135,130       1,854,688
                                                ------------    ------------
    Net gain (loss) on investments.......          4,515,333       1,792,931
  Reinvested capital gains...............                  -               -
                                                ------------    ------------
     Net increase (decrease) in contract owners'
        equity resulting from operations.          4,341,089       1,693,694

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds       12,882,594       6,949,456
  Redemptions............................           (960,747)       (350,723)
  Annual contract maintenance charge (note 2)              -               -
  Adjustments to maintain reserves.......               (341)         (2,351)
                                                ------------    ------------
      Net equity transactions............         11,921,506       6,596,382

NET CHANGE IN CONTRACT OWNERS' EQUITY....         16,262,595       8,290,076
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD       32,998,572      16,969,644
                                                ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      $  49,261,167      25,259,720
                                                ============    ============

See accompanying notes to financial statements.

                                   97 of 133

                              NACo VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

              American Century: Twentieth Century Growth Fund (ACTCGro)
                (formerly Twentieth Century Investors, Inc. - Growth Investors)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)
                (formerly Twentieth Century Investors, Inc. - Ultra Investors)

              The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning January 1, 1994)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y)
                (not available for contracts issued on or after October 1, 1993)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Investment Company of America(R) (InvCoAm)
                (only available for certain contracts issued beginning July 1,
                1994)

              MAS Funds - Fixed Income Portfolio (MASFIP)

                                   98 of 133

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
                (not available for contracts issued on or after October 1, 1993)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)
                (not available for contracts issued on or after October 1, 1993)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Short-Term Investments Trust - Treasury Portfolio - Institutional
                Class (AIMTreas)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

         All of the above funds were being utilized as of June 30, 1997.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

                                   99 of 133

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                Expense                                 Administration
                 Tier          Assets (Millions)            Charge
                   I               Up to $10                 .45%
                  II            Over $10 to $25              .40%
                  III           Over $25 to $50              .30%
                  IV           Over $50 to $150              .20%
                   V               Over $150                 .15%

     The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

                                   100 of 133

(3)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1997.


     TIER I (DECEMBER 31, 1995, SEE NOTE 2)                                 UNITS           UNIT VALUE
     --------------------------------------                               ---------         ----------

        American Century: Twentieth Century Growth Fund                   7,796,355         $ 5.342551   $ 41,652,424

        American Century: Twentieth Century Ultra Fund                   50,831,311           1.650897     83,917,259

        The Bond Fund of America(SM), Inc.                                2,911,519           2.232512      6,500,001

        The Dreyfus Third Century Fund, Inc.                              6,463,696           3.222516     20,829,364

        Evergreen Income and Growth Fund - Class Y                          845,980           2.144336      1,814,065

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                1,210,756           1.250714      1,514,309

        Fidelity Capital & Income Fund                                      245,243           4.317074      1,058,732

        Fidelity Contrafund                                              72,679,652           1.758952    127,840,019

        Fidelity Equity-Income Fund                                      21,606,647           6.261622    135,292,656

        Fidelity Magellan(R) Fund                                        32,926,152           1.660474     54,673,019

        Fidelity OTC Portfolio                                            6,723,900           1.780206     11,969,927

        Fidelity Puritan(R) Fund                                          9,253,357           1.494647     13,830,502

        The Investment Company of America(R)                             14,937,794           2.080978     31,085,221

        MAS Funds - Fixed Income Portfolio                                  899,697           1.271592      1,144,048

        MFS(R) Growth Opportunities Fund - Class A                          851,871           8.472605      7,217,566

        MFS(R) High Income Fund - Class A                                   951,189           5.812741      5,529,015

        Massachusetts Investors Growth Stock Fund - Class A                 356,212          13.672832      4,870,427

        Nationwide(R) Fund                                                1,658,868          18.380924     30,491,527

        Nationwide(R) Growth Fund                                           995,484           3.637361      3,620,935

        Nationwide(R) Money Market Fund                                   6,920,929           2.942520     20,364,972

        Neuberger & Berman Guardian Fund                                  9,056,558           1.644389     14,892,504

        Putnam Investors Fund - Class A                                   1,684,407          16.101629     27,121,697

        Putnam Voyager Fund - Class A                                    24,056,392           3.407862     81,980,864

        SEI Index Funds - S&P 500 Index Portfolio                        12,332,643           1.367218     16,861,411

        Seligman Growth Fund, Inc. - Class A.                               376,768          12.019665      4,528,625

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                             1,181,427           1.194507      1,411,223

        T. Rowe Price International Funds, Inc. -
          International Stock Fund(R)                                     9,982,453           1.312425     13,101,221

        Templeton Foreign Fund - Class I                                 16,610,997           1.345339     22,347,422
                                                                         ==========           ========     ----------

          Sub-Total Tier I (December 31, 1995)                                                          $ 787,460,955
                                                                                                       ==============

                                   101 of 133


     TIER II (DECEMBER 31, 1995, SEE NOTE 2)                                UNITS          UNIT VALUE
     ---------------------------------------                                -----          ----------

        American Century: Twentieth Century Growth Fund                   3,083,137        $ 5.345664   $ 16,481,414

        American Century: Twentieth Century Ultra Fund                   15,679,946          1.651860     25,901,076

        The Bond Fund of America(SM), Inc.                                  737,070          2.233841      1,646,497

        The Dreyfus Third Century Fund, Inc.                              1,978,649          3.224393      6,379,942

        Evergreen Income and Growth Fund - Class Y                          179,337          2.145585        384,783

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                  320,605          1.251450        401,221

        Fidelity Capital & Income Fund                                       51,423          4.319613        222,127

        Fidelity Contrafund                                              20,891,123          1.759977     36,767,896

        Fidelity Equity-Income Fund                                       6,131,750          6.265268     38,417,057

        Fidelity Magellan(R) Fund                                         9,268,883          1.661441     15,399,702

        Fidelity OTC Portfolio                                            1,931,574          1.781244      3,440,605

        Fidelity Puritan(R) Fund                                          2,420,561          1.495517      3,619,990

        The Investment Company of America(R)                              5,050,921          2.082190     10,516,977

        MAS Funds - Fixed Income Portfolio                                  167,594          1.272333        213,235

        MFS(R) Growth Opportunities Fund - Class A                          237,342          8.477543      2,012,077

        MFS(R) High Income Fund - Class A                                   227,650          5.816160      1,324,049

        Massachusetts Investors Growth Stock Fund - Class A                 112,293         13.680799      1,536,258

        Nationwide(R) Fund                                                  504,517         18.391626      9,278,888

        Nationwide(R) Growth Fund                                           365,078          3.639480      1,328,694

        Nationwide(R) Money Market Fund                                   1,798,289          2.944251      5,294,614

        Neuberger & Berman Guardian Fund                                  2,791,802          1.645348      4,593,486

        Putnam Investors Fund - Class A                                     272,406         16.111009      4,388,736

        Putnam Voyager Fund - Class A                                     6,555,611          3.409849     22,353,644

        SEI Index Funds - S&P 500 Index Portfolio                         3,583,783          1.368013      4,902,662

        Seligman Growth Fund, Inc. - Class A.                                82,743         12.026668        995,123

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                               219,207          1.195210        261,998

        T. Rowe Price International Funds, Inc. -
          International Stock Fund(R)                                     3,131,447          1.313190      4,112,185

        Templeton Foreign Fund - Class I                                  5,490,611          1.346122      7,391,032
                                                                          =========          ========      ---------

          Sub-Total Tier II (December 31, 1995)                                                        $ 229,565,968
                                                                                                       =============


                                   102 of 133


     TIER II (DECEMBER 31, 1996, SEE NOTE 2)                                UNITS            UNIT VALUE
     ---------------------------------------                                -----            ----------

        American Century: Twentieth Century Growth Fund                   1,143,946          $ 5.342996   $  6,112,099

        American Century: Twentieth Century Ultra Fund                    5,781,351            1.651035      9,545,213

        The Bond Fund of America(SM), Inc.                                  435,287            2.232716        971,872

        The Dreyfus Third Century Fund, Inc.                                747,129            3.222784      2,407,835

        Evergreen Income and Growth Fund - Class Y                          109,076            2.144515        233,915

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                  122,938            1.250820        153,773

        Fidelity Capital & Income Fund                                       22,572            4.317438         97,453

        Fidelity Contrafund                                               7,958,871            1.759099     14,000,442

        Fidelity Equity-Income Fund                                       2,582,067            6.262144     16,169,275

        Fidelity Magellan(R) Fund                                         2,952,662            1.660613      4,903,229

        Fidelity OTC Portfolio                                              600,574            1.780355      1,069,235

        Fidelity Puritan(R) Fund                                          1,149,623            1.494772      1,718,424

        The Investment Company of America(R)                              1,868,658            2.081152      3,888,961

        MAS Funds - Fixed Income Portfolio                                   25,890            1.271698         32,924

        MFS(R) Growth Opportunities Fund - Class A                          108,321            8.473311        917,838

        MFS(R) High Income Fund - Class A                                   153,690            5.813231        893,435

        Massachusetts Investors Growth Stock Fund - Class A                  39,327           13.673971        537,756

        Nationwide(R) Fund                                                  146,679           18.382456      2,696,320

        Nationwide(R) Growth Fund                                           104,965            3.637664        381,827

        Nationwide(R) Money Market Fund                                     518,650            2.942768      1,526,267

        Neuberger & Berman Guardian Fund                                    936,168            1.644527      1,539,554

        Putnam Investors Fund - Class A                                     133,603           16.102971      2,151,405

        Putnam Voyager Fund - Class A                                     2,326,713            3.408146      7,929,778

        SEI Index Funds - S&P 500 Index Portfolio                           880,551            1.367332      1,204,006

        Seligman Growth Fund, Inc. - Class A.                                39,967           12.020667        480,430

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                               191,780            1.194608        229,102

        T. Rowe Price International Funds, Inc. -
          International Stock Fund(R)                                     1,389,759            1.312535      1,824,107

         Templeton Foreign Fund - Class I                                 1,792,914            1.345451      2,412,278
                                                                          =========            ========      ---------

          Sub-Total Tier II (December 31, 1996)                                                           $ 86,028,753
                                                                                                          ============

                                   103 of 133


     TIER III (DECEMBER 31, 1995, SEE NOTE 2)                               UNITS            UNIT VALUE
     ----------------------------------------                               -----            ----------

        American Century: Twentieth Century Growth Fund                   1,661,418          $ 5.351896    $ 8,891,736

        American Century: Twentieth Century Ultra Fund                    8,801,890            1.653785     14,556,434

        The Bond Fund of America(SM), Inc.                                  624,068            2.236499      1,395,727

        The Dreyfus Third Century Fund, Inc.                                871,813            3.228151      2,814,344

        Evergreen Income and Growth Fund - Class Y                          184,872            2.148086        397,121

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                  140,217            1.252922        175,681

        Fidelity Capital & Income Fund                                      127,465            4.324693        551,247

        Fidelity Contrafund                                              12,223,579            1.762029     21,538,301

        Fidelity Equity-Income Fund                                       5,949,627            6.272568     37,319,440

        Fidelity Magellan(R) Fund                                         5,544,159            1.663378      9,222,032

        Fidelity OTC Portfolio                                            1,346,062            1.783321      2,400,461

        Fidelity Puritan(R) Fund                                          1,274,683           1.497260       1,908,532

        The Investment Company of America(R)                              2,335,996            2.084617      4,869,657

        MAS Funds - Fixed Income Portfolio                                  111,080            1.273816        141,495

        MFS(R) Growth Opportunities Fund - Class A                          231,366            8.487429      1,963,702

        MFS(R) High Income Fund - Class A                                   230,423            5.823000      1,341,753

        Massachusetts Investors Growth Stock Fund - Class A                  86,345           13.696746      1,182,646

        Nationwide(R) Fund                                                  294,742           18.413050      5,427,099

        Nationwide(R) Growth Fund                                           111,035            3.643721        404,581

        Nationwide(R) Money Market Fund                                   1,214,459            2.947713      3,579,877

        Neuberger & Berman Guardian Fund                                  1,624,589            1.647265      2,676,129

        Putnam Investors Fund - Class A                                     231,550           16.129787      3,734,852

        Putnam Voyager Fund - Class A                                     3,814,246            3.413826     13,021,172

        SEI Index Funds - S&P 500 Index Portfolio                         2,503,528            1.369603      3,428,839

        Seligman Growth Fund, Inc. - Class A.                                76,036           12.040687        915,526

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                               403,865            1.196616        483,271

        T. Rowe Price International Funds, Inc. -
          International Stock Fund (R)                                    1,907,527            1.314721      2,507,866

        Templeton Foreign Fund - Class I                                  2,499,425            1.347691      3,368,453
                                                                          =========            ========      ---------

          Sub-Total Tier III (December 31, 1995)                                                         $ 150,217,974
                                                                                                         =============

                                   104 of 133


     TIER III (DECEMBER 31, 1996, SEE NOTE 2)                              UNITS          UNIT VALUE
     ----------------------------------------                              -----          ----------
        American Century: Twentieth Century Growth Fund                     714,374       $ 5.346555    $ 3,819,440

        American Century: Twentieth Century Ultra Fund                    4,155,836         1.652135      6,866,002

        The Bond Fund of America(SM), Inc.                                  199,965         2.234248        446,771

        The Dreyfus Third Century Fund, Inc.                                371,572         3.224931      1,198,294

        Evergreen Income and Growth Fund - Class Y                           27,197         2.145943         58,363

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                   63,410         1.251661         79,368

        Fidelity Capital & Income Fund                                       23,338         4.320342        100,828

        Fidelity Contrafund                                               6,438,032         1.760271     11,332,681

        Fidelity Equity-Income Fund                                       2,047,412         6.266313     12,829,724

        Fidelity Magellan(R) Fund                                         2,717,144         1.661718      4,515,127

        Fidelity OTC Portfolio                                              488,881         1.781541        870,962

        Fidelity Puritan(R) Fund                                            828,954         1.495767      1,239,922

        The Investment Company of America(R)                              1,096,585         2.082538      2,283,680

        MAS Funds - Fixed Income Portfolio                                    6,219         1.272546          7,914

        MFS(R) Growth Opportunities Fund - Class A                           64,774         8.478956        549,216

        MFS(R) High Income Fund - Class A                                    61,306         5.817140        356,626

        Massachusetts Investors Growth Stock Fund - Class A                  38,811        13.683078        531,054

        Nationwide(R) Fund                                                  162,572        18.394693      2,990,462

        Nationwide(R) Growth Fund                                           125,589         3.640086        457,155

        Nationwide(R) Money Market Fund                                     800,467         2.944747      2,357,173

        Neuberger & Berman Guardian Fund                                    738,337         1.645622      1,215,024

        Putnam Investors Fund - Class A                                     175,671        16.113697      2,830,709

        Putnam Voyager Fund - Class A                                     1,852,631         3.410417      6,318,244

        SEI Index Funds - S&P 500 Index Portfolio                         1,492,028         1.368241      2,041,454

        Seligman Growth Fund, Inc. - Class A.                                22,233        12.028674        267,434

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                                28,810         1.195412         34,440

        T. Rowe Price International Funds, Inc. -
          International Stock Fund (R)                                    1,294,407         1.313409      1,700,086

        Templeton Foreign Fund - Class I                                  1,955,241         1.346347      2,632,433
                                                                          =========         ========      ---------

          Sub-Total Tier III (December 31, 1996)                                                       $ 69,930,586
                                                                                                       ============

                                   105 of 133


     TIER IV (DECEMBER 31, 1995, SEE NOTE 2)                                UNITS           UNIT VALUE
     ---------------------------------------                              ---------          ---------

        American Century: Twentieth Century Growth Fund                   1,642,583          $ 5.358136    $ 8,801,183

        American Century: Twentieth Century Ultra Fund                    9,029,714            1.655714     14,950,624

        The Bond Fund of America(SM), Inc.                                  669,966            2.239157      1,500,159

        The Dreyfus Third Century Fund, Inc.                              1,287,672            3.231914      4,161,645

        Evergreen Income and Growth Fund - Class Y                          221,358            2.150589        476,050

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                  448,948            1.254393        563,157

        Fidelity Capital & Income Fund                                       77,306            4.329774        334,718

        Fidelity Contrafund                                              15,260,969            1.764082     26,921,601

        Fidelity Equity-Income Fund                                       4,634,296            6.279877     29,102,809

        Fidelity Magellan(R) Fund                                         6,185,804            1.665316     10,301,318

        Fidelity OTC Portfolio                                            1,135,855            1.785400      2,027,956

        Fidelity Puritan(R) Fund                                          1,948,566            1.499005      2,920,910

        The Investment Company of America(R)                              2,689,271            2.087045      5,612,630

        MAS Funds - Fixed Income Portfolio                                  174,580            1.275301        222,642

        MFS(R) Growth Opportunities Fund - Class A                          161,432            8.497326      1,371,740

        MFS(R) High Income Fund - Class A                                   185,405            5.829840      1,080,881

        Massachusetts Investors Growth Stock Fund - Class A                  65,903           13.712711        903,709

        Nationwide(R) Fund                                                  372,261           18.434499      6,862,445

        Nationwide(R) Growth Fund                                           244,505            3.647967        891,946

        Nationwide(R) Money Market Fund                                   2,069,488            2.951176      6,107,423

        Neuberger & Berman Guardian Fund                                  1,772,312            1.649185      2,922,870

        Putnam Investors Fund - Class A                                     242,699           16.148586      3,919,246

        Putnam Voyager Fund - Class A                                     3,960,894            3.417808     13,537,575

        SEI Index Funds - S&P 500 Index Portfolio                         3,116,152            1.371194      4,272,849

        Seligman Growth Fund, Inc. - Class A.                                86,318           12.054722      1,040,539

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                               891,537            1.198021      1,068,080

        T. Rowe Price International Funds, Inc. -
          International Stock Fund (R)                                    3,102,578            1.316253      4,083,778

        Templeton Foreign Fund - Class I                                  2,818,070            1.349261      3,802,312
                                                                          =========            ========      ---------

          Sub-Total Tier IV (December 31, 1995)                                                          $ 159,762,795
                                                                                                         =============

                                   106 of 133


     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)                                UNITS            UNIT VALUE
     ---------------------------------------                              ---------          ----------

        American Century: Twentieth Century Growth Fund                     829,130           $ 5.352788    $ 4,438,157

        American Century: Twentieth Century Ultra Fund                    3,978,227             1.654061      6,580,230

        The Bond Fund of America(SM), Inc.                                  114,425             2.236906        255,958

        The Dreyfus Third Century Fund, Inc.                                509,877             3.228689      1,646,234

        Evergreen Income and Growth Fund - Class Y                           82,079             2.148444        176,342

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                   41,337             1.253133         51,801

        Fidelity Capital & Income Fund                                       51,706             4.325421        223,650

        Fidelity Contrafund                                               4,673,310             1.762322      8,235,877

        Fidelity Equity-Income Fund                                       1,181,735             6.273614      7,413,749

        Fidelity Magellan(R) Fund                                         1,437,104             1.663655      2,390,845

        Fidelity OTC Portfolio                                              614,934             1.783618      1,096,807

        Fidelity Puritan(R) Fund                                            338,365             1.497510        506,705

        The Investment Company of America(R)                                293,909             2.084964        612,790

        MAS Funds - Fixed Income Portfolio                                   32,017             1.274029         40,791

        MFS(R) Growth Opportunities Fund - Class A                           84,740             8.488844        719,345

        MFS(R) High Income Fund - Class A                                    46,446             5.823980        270,501

        Massachusetts Investors Growth Stock Fund - Class A                  20,864            13.699027        285,816

        Nationwide(R) Fund                                                   65,299            18.416120      1,202,554

        Nationwide(R) Growth Fund                                            19,454             3.644328         70,897

        Nationwide(R) Money Market Fund                                     323,829             2.948209        954,716

        Neuberger & Berman Guardian Fund                                    569,283             1.647540        937,917

        Putnam Investors Fund - Class A                                      50,552            16.132477        815,529

        Putnam Voyager Fund - Class A                                     1,652,019             3.414395      5,640,645

        SEI Index Funds - S&P 500 Index Portfolio                           850,173             1.369831      1,164,593

        Seligman Growth Fund, Inc. - Class A.                                24,787            12.042695        298,502

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                               102,273             1.196817        122,402

        T. Rowe Price International Funds, Inc. -
          International Stock Fund (R)                                      824,780             1.314940      1,084,536

        Templeton Foreign Fund - Class I                                    834,029             1.347916      1,124,201
                                                                            =======             ========      ---------

          Sub-Total Tier IV (December 31, 1996)                                                            $ 48,362,090
                                                                                                           ============

                                   107 of 133


     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)*                                 UNITS         UNIT VALUE
     ----------------------------------------                              ---------        ----------

        American Century: Twentieth Century Growth Fund                       2,020         $ 5.344777       $ 10,796

        American Century: Twentieth Century Ultra Fund                       34,497           1.651585         56,975

        The Bond Fund of America(SM), Inc.                                      104           2.233530            232

        The Dreyfus Third Century Fund, Inc.                                  2,714           3.223859          8,750

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                   29,424           1.251241         36,817

        Fidelity Contrafund                                                  49,300           1.759686         86,753

        Fidelity Equity-Income Fund                                           4,909           6.264233         30,751

        Fidelity Magellan(R) Fund                                            28,056           1.661166         46,606

        Fidelity OTC Portfolio                                                3,856           1.780948          6,867

        Fidelity Puritan(R) Fund                                             14,934           1.495271         22,330

        The Investment Company of America(R)                                  3,001           2.081846          6,248

        MAS Funds - Fixed Income Portfolio                                      438           1.272123            557

        MFS(R) Growth Opportunities Fund - Class A                              486           8.476135          4,119

        MFS(R) High Income Fund - Class A                                       101           5.815190            587

        Massachusetts Investors Growth Stock Fund - Class A                     295          13.678527          4,035

        Nationwide(R) Fund                                                      512          18.388587          9,415

        Nationwide(R) Growth Fund                                               175           3.638875            637

        Nationwide(R) Money Market Fund                                       3,673           2.943760         10,812

        Neuberger & Berman Guardian Fund                                     16,809           1.645075         27,652

        Putnam Investors Fund - Class A                                         410          16.108344          6,604

        Putnam Voyager Fund - Class A                                        16,420           3.409282         55,980

        SEI Index Funds - S&P 500 Index Portfolio                             9,031           1.367788         12,352

        Seligman Growth Fund, Inc. - Class A.                                   352          12.024677          4,233

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                                12,441           1.195011         14,867

        T. Rowe Price International Funds, Inc. -
          International Stock Fund(R)                                         8,905           1.312973         11,692

        Templeton Foreign Fund - Class I                                      6,284           1.345900          8,458
                                                                              =====           ========          -----

          Sub-Total Tier IV (December 31, 1996)                                                             $ 485,125
                                                                                                            =========


*Tier includes certain Departments of a Member County that was previously converted to Tier IV using the Asset Balance as of December 31, 1995.


                                   108 of 133


     TIER V (DECEMBER 31, 1996, SEE NOTE 2)                                  UNITS          UNIT VALUE
     --------------------------------------                               ---------         ----------

        American Century: Twentieth Century Growth Fund                   2,427,978         $ 5.358582     $ 13,010,519

        American Century: Twentieth Century Ultra Fund                   17,612,032           1.655852       29,162,918

        The Bond Fund of America(SM), Inc.                                  688,147           2.239361        1,541,010

        The Dreyfus Third Century Fund, Inc.                              2,066,737           3.232183        6,680,072

        Evergreen Income and Growth Fund - Class Y                          347,164           2.150769          746,670

        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                                  525,503           1.254499          659,243

        Fidelity Capital & Income Fund                                       64,725           4.330138          280,268

        Fidelity Contrafund                                              17,932,197           1.764230       31,636,520

        Fidelity Equity-Income Fund                                       7,724,279           6.280400       48,511,562

        Fidelity Magellan(R) Fund                                         6,308,164           1.665455       10,505,963

        Fidelity OTC Portfolio                                            2,464,132           1.785549        4,399,828

        Fidelity Puritan(R) Fund                                          1,909,722           1.499130        2,862,922

        The Investment Company of America(R)                              2,518,745           2.087220        5,257,175

        MAS Funds - Fixed Income Portfolio                                  180,051           1.275408          229,638

        MFS(R) Growth Opportunities Fund - Class A                          215,452           8.498034        1,830,918

        MFS(R) High Income Fund - Class A                                   348,030           5.830331        2,029,130

        Massachusetts Investors Growth Stock Fund - Class A                 119,997          13.713853        1,645,621

        Nationwide(R) Fund                                                  431,774          18.436035        7,960,201

        Nationwide(R) Growth Fund                                           265,040           3.648271          966,938

        Nationwide(R) Money Market Fund                                   4,037,011           2.951424       11,914,931

        Neuberger & Berman Guardian Fund                                  3,588,234           1.649323        5,918,157

        Putnam Investors Fund - Class A                                     322,665          16.149933        5,211,018

        Putnam Voyager Fund - Class A                                     5,821,646           3.418092       19,898,922

        SEI Index Funds - S&P 500 Index Portfolio                         3,384,972           1.371309        4,641,843

        Seligman Growth Fund, Inc. - Class A.                               124,178          12.055727        1,497,056

        Short-Term Investments Trust - Treasury Portfolio -
          Institutional Class                                               480,820           1.198122          576,081

        T. Rowe Price International Funds, Inc. -
          International Stock Fund (R)                                    4,130,536           1.316363        5,437,285

        Templeton Foreign Fund - Class I                                  4,575,883           1.349374        6,174,578
                                                                          =========           ========        ---------

          Sub-Total Tier V (December 31, 1996)                                                              231,186,987
                                                                                                            ===========

        Total Contract Owners' Equity                                                                     1,763,001,233
                                                                                                         ==============


See accompanying notes to financial statements.

                                   109 of 133

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                        Consolidated Statements of Income
                                   (Unaudited)
                            (in millions of dollars)

                                                                                            (Unaudited)
                                                                                           September 30,     December 31,
                                         Assets                                                 1997             1996
                                         ------                                          ----------------- ----------------
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $12,313.6 in 1997; $11,970.9 in 1996)                   $12,738.7          12,304.6
      Equity securities (cost $60.8 in 1997; $43.9 in 1996)                                        73.8              59.1
   Mortgage loans on real estate, net                                                           5,135.4           5,272.1
   Real estate, net                                                                               305.1             265.8
   Policy loans                                                                                   403.9             371.8
   Other long-term investments                                                                     23.0              28.7
   Short-term investments                                                                         431.8               4.8
                                                                                          ----------------- ----------------
                                                                                               19,111.7          18,306.9
                                                                                          ----------------- ----------------
Cash                                                                                              100.7              43.8
Accrued investment income                                                                         221.3             210.2
Deferred policy acquisition costs                                                               1,570.0           1,366.5
Investment in subsidiaries classified as discontinued operations                                    -               485.7
Other assets                                                                                      394.6             426.5
Assets held in Separate Accounts                                                               36,791.6          26,926.7
                                                                                          ----------------- ----------------
                                                                                              $58,189.9          47,766.3
                                                                                          ================= ================

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                             $17,817.8          17,179.1
Policyholders' dividend accumulations                                                             369.4             361.4
Other policyholder funds                                                                           59.7              60.1
Accrued federal income tax:
   Current                                                                                         46.3              30.2
   Deferred                                                                                       207.1             162.2
                                                                                          ----------------- ----------------
                                                                                                  253.4             192.4
                                                                                          ----------------- ----------------
Dividend payable                                                                                    -               485.7
Other liabilities                                                                                 536.2             423.0
Liabilities related to Separate Accounts                                                       36,791.6          26,926.7
                                                                                          ----------------- ----------------
                                                                                               55,828.1          45,628.4
                                                                                          ----------------- ----------------
Shareholder's equity:
   Capital shares, $1.00 par value. Authorized 5.0 million shares, issued and
      outstanding 3.8 million shares                                                                3.8               3.8
   Additional paid-in capital                                                                     914.7             527.9
   Retained earnings                                                                            1,229.9           1,432.6
   Unrealized gains on securities available-for-sale, net                                         213.4             173.6
                                                                                          ----------------- ----------------
                                                                                                2,361.8           2,137.9
                                                                                          ----------------- ----------------
                                                                                              $58,189.9          47,766.3
                                                                                          ================= ================


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                        Consolidated Statements of Income
                                   (Unaudited)
                            (in millions of dollars)

                                                                         Three months ended            Nine months ended
                                                                           September 30,                 September 30,
                                                                     ---------------------------   ---------------------------
                                                                         1997          1996            1997          1996
                                                                     ------------- -------------   ------------- -------------
Revenues:

  Investment product and universal life insurance product
    policy charges                                                       $143.3         102.3           393.4         288.8
  Life insurance premiums                                                  50.2          47.2           155.9         150.3
  Net investment income                                                   355.3         339.9         1,047.6       1,009.6
  Realized gains (losses) on investments                                   (4.8)         (5.1)            4.3           4.3
  Other income                                                             12.4           9.9            38.2          28.5
                                                                     ------------- -------------   -------------  -------------
                                                                          556.4         494.2         1,639.4       1,481.5
                                                                     ------------- -------------   -------------  -------------

Benefits and expenses:
  Interest credited                                                       256.0         245.6           756.9         732.9
  Other benefits and claims                                                41.8          51.5           134.3         139.4
  Provision for policyholders' dividends on participating policies          9.1           8.7            31.3          31.5
  Amortization of deferred policy acquisition costs                        43.7          25.7           126.7          96.8
  Other operating expenses                                                 97.9          91.8           286.0         239.9
                                                                     ------------- -------------   -------------  -------------
                                                                          448.5         423.3         1,335.2       1,240.5
                                                                     ------------- -------------   -------------  -------------

          Income from continuing operations before federal
            income tax expense                                            107.9          70.9           304.2         241.0
                                                                     ------------- -------------   ------------- -------------

Federal income tax expense (benefit):
   Current                                                                 28.2          35.3            83.4          93.9
   Deferred                                                                 9.5         (10.0)           23.5          (9.4)
                                                                     ------------- -------------   -------------  -------------
                                                                           37.7          25.3           106.9          84.5
                                                                     ------------- -------------   -------------  -------------

          Income from continuing operations                                70.2          45.6           197.3         156.5

Income from discontinued operations (less federal income
   tax expense of $1.0 and $5.0 in 1996)                                    -             2.3             -             9.6
                                                                     ------------- -------------   -------------  -------------

          Net income                                                    $  70.2          47.9           197.3         166.1
                                                                     ============= =============   ============= =============



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 1997 and 1996
                            (in millions of dollars)

                                                                                              Unrealized
                                                                                            gains (losses)
                                                          Additional                        on securities            Total
                                           Capital         paid-in         Retained         available-for-       shareholder's
                                            shares         capital         earnings           sale, net              equity
                                         -------------   -------------  ----------------  -------------------  -------------------
1996:
   Balance, January 1, 1996                   $3.8            657.1         1,583.3             384.3                2,628.5
   Dividends to shareholder                    -              (79.3)         (356.3)            (28.6)                (464.2)
   Net income                                  -                -             166.1               -                    166.1
   Unrealized losses on securities
     available-for-sale, net                   -                -               -              (249.8)                (249.8)
                                         -------------   -------------  ----------------  -------------------  -------------------
   Balance, September 30, 1996                $3.8            577.8         1,393.1             105.9                2,080.6
                                         =============   =============  ================  ===================  ===================



1997:
   Balance, January 1, 1997                    3.8            527.9         1,432.6             173.6                2,137.9
   Capital contributions                       -              836.8             -                 -                    836.8
   Dividends to shareholder                    -             (450.0)         (400.0)              -                   (850.0)
   Net income                                  -                -             197.3               -                    197.3
   Unrealized gains on securities
     available-for-sale, net                   -                -               -                39.8                   39.8
                                         -------------   -------------  ----------------  -------------------  -------------------
   Balance, September 30, 1997                $3.8            914.7         1,229.9             213.4                2,361.8
                                         =============   =============  ================  ===================  ===================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 1997 and 1996
                            (in millions of dollars)

                                                                                                     1997            1996
                                                                                                --------------  --------------
  Cash flows from operating activities:
    Net income                                                                                  $    197.3           166.1
    Adjustments to reconcile net income to net cash provided by operating activities:
        Capitalization of deferred policy acquisition costs                                         (358.2)         (313.7)
        Amortization of deferred policy acquisition costs                                            126.7            96.8
        Amortization and depreciation                                                                 (0.5)            5.2
        Realized gains on investments, net                                                            (4.3)           (4.3)
        Deferred federal income tax                                                                   23.5            15.1
        Increase in accrued investment income                                                        (11.1)           (2.5)
        Decrease (increase) in other assets                                                           31.4           (36.0)
        Increase in policyholder account balances                                                     58.2           233.3
        Increase in policyholders' dividend accumulations                                              8.0            10.0
        Increase (decrease) in accrued federal income tax payable                                     16.1            (0.6)
        Increase in other liabilities                                                                113.2           176.6
        Other, net                                                                                    (3.9)          (19.3)
                                                                                                --------------  --------------
          Net cash provided by operating activities                                                  196.4           326.7
                                                                                                --------------  --------------

  Cash flows from investing activities:
    Proceeds from maturity of securities available-for-sale                                          640.8           917.4
    Proceeds from sale of securities available-for-sale                                              248.7           223.3
    Proceeds from repayments of mortgage loans on real estate                                        296.1           191.1
    Proceeds from sale of real estate                                                                 23.2            16.1
    Proceeds from repayments of policy loans and sale of other invested assets                        19.8            18.6
    Cost of securities available-for-sale acquired                                                (1,732.1)       (1,047.9)
    Cost of mortgage loans on real estate acquired                                                  (552.2)         (721.7)
    Cost of real estate acquired                                                                     (24.3)           (4.8)
    Policy loans issued and other invested assets acquired                                           (48.2)          (43.1)
    Short-term investments, net                                                                     (428.2)          (62.3)
                                                                                                --------------  --------------
          Net cash used in investing activities                                                   (1,556.4)         (513.3)
                                                                                                --------------  --------------

  Cash flows from financing activities:
    Proceeds from capital contributions                                                              836.8             -
    Increase in investment product and universal life insurance product account balances           2,343.1         1,851.3
    Decrease in investment product and universal life insurance product account balances          (1,763.0)       (1,597.0)
                                                                                                --------------  --------------
          Net cash provided by financing activities                                                1,416.9           254.3
                                                                                                --------------  --------------

  Net increase in cash                                                                                56.9            67.7

  Cash, beginning of period                                                                           43.8             9.4
                                                                                                --------------  --------------
  Cash, end of period                                                                           $    100.7            77.1
                                                                                                ==============  ==============




See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 1997

(1)      Organization and Basis of Presentation
         --------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). On January 27, 1997, Nationwide Corp. contributed the common stock of NLIC to Nationwide Financial Services, Inc. (NFS). NFS was formed by Nationwide Corp. in November 1996 as a holding company for members of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. NLIC and its subsidiaries are collectively referred to as "the Company."

         The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and
         Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 1996 included in the Company's annual report on Form 10-K.

         Certain items in the prior period consolidated financial statements have been reclassified to conform to the current period presentation.

(2)      Dividends and Capital Contributions
         -----------------------------------

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the common stock of certain subsidiaries classified as discontinued operations. As of and during the year ended December 31, 1996, these previously wholly owned subsidiaries of NLIC were classified as discontinued operations since they do not offer or distribute long-term savings and retirement products. The dividend was paid by NLIC on January 1, 1997.

         On February 24, 1997, NLIC paid a dividend to NFS, which made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. NLIC recognized a gain of $14.4 million on the transfer of securities.

         On March 10, 1997 and March 11, 1997, NFS made cash capital contributions to NLIC totaling $836.8 million.

Part C. OTHER INFORMATION
Item 24.   FINANCIAL STATEMENTS AND EXHIBITS


           (a)     Financial Statements:

               (1) Financial statements and schedule included in Prospectus
                   (Part A):

                   Condensed Financial Information

               (2) Financial statements and schedule included in Part B:

                   Those financial statements and schedule required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

           NACo Variable Account:

                   Independent Auditors' Report.

                   Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1996.

                   Statement of Operations and Changes in Contract Owners'
                   Equity for the years ended December 31, 1996, 1995,and 1994.

                   Notes to Financial Statements.

                   Schedules of Changes in Unit Value.

                   Statements of Assets, Liabilities and Contract Owners' Equity as of June 30, 1997 (unaudited).

                   Statements of Operations and Changes in Owners' Equity,
                   Six Month period ended June 30, 1997 and 1996 (unaudited).

                   Notes to Financial Statements as of June 30, 1997 and 1996 (unaudited).

Nationwide Life Insurance Company:

                   Independent Auditors' Report.

                   Consolidated Balance Sheets as of December 31, 1996 and 1995.

                   Consolidated Statements of Income for the years ended
                   December 31, 1996, 1995 and 1994.

                   Consolidated Statements of Shareholder's Equity for the years ended December 31, 1996,1995 and 1994.

                   Consolidated Statements of Cash Flows for the years ended
                   December 31, 1996, 1995 and 1994.

                   Notes to Consolidated Financial Statements.

                   Consolidated Balance Sheets (unaudited) for nine months ended
                   September 30, 1997 and 1996.

                   Consolidated Statements of Income (unaudited) for three and nine months ended September 30, 1997.

                   Consolidated Statements of Shareholder's Equity (unaudited) for nine months ended September 30, 1997 and 1996.

                   Consolidated Statements of Cash Flows (unaudited) for nine months ended September 30, 1997 and 1996.

                   Notes to Unaudited Consolidated Financial Statements for nine months ended September 30, 1997.

                                   110 of 133

                   Schedule I - Consolidated Summary of Investments -
                   Other Than Investments in Related Parties.

                   Schedule III - Supplementary Insurance Information.

                   Schedule IV - Reinsurance.

                   Schedule V - Valuation and Qualifying Accounts.




                                   111 of 133

Item 24.(b) Exhibits

    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted September 7, 1988-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (2)  Not Applicable

    (3) Underwriting or Distribution contract between the Registrant and Principal Underwriter- Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.


    (4) The form of the variable annuity contract- Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (5) Variable Annuity Application-Filed previously with pre-effective Amendment No. 1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.


    (6) Articles of Incorporation of Depositor. --Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (7)  Not Applicable

    (8)  Not Applicable

    (9) Opinion of Counsel-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

   (10)  Not Applicable
   (11)  Not Applicable
   (12)  Not Applicable
   (13) Performance Advertising Calculation Schedule-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.



                                   112 of 133

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          1100 East Main Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Henry S. Holloway                                Chairman of the Board
                          1247 Stafford Road                                   and Director
                          Darlington, MD  21034

                          Dimon Richard McFerson                   Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                                        Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026



                                   113 of 133

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Gordon E. McCutchan                            Executive Vice President,
                          One Nationwide Plaza                          Law and Corporate Services
                          Columbus, OH  43215                                  and Secretary

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                                  Senior Vice President -
                          One Nationwide Plaza                            Life Company Operations
                          Columbus, OH  43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215



                                   114 of 133

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                     Marketing, Innovation and Compliance
                          Columbus, OH  43215

                          Ronald L. Eppley                                   Vice President -
                          One Nationwide Plaza                             Applications Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                  Vice President -
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                    Vice President -
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath                                     Vice President -
                          One Nationwide Plaza                         Product and Market Compliance
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          * Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          ****  other subsidiaries



                                   115 of 133

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE          PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance
                                                                                       corporations worldwide

         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         California Cash Management Company          California                        Investment Securities Agent

         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               California                        Insurance Company
         California

         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies
                                                                                       placed through Brokers

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of                       Massachusetts                       Insurance Broker
         Massachusetts, Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker

         Companies Agency of Texas, Inc.               Texas                           Insurance Broker

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Companies Annuity Agency                      Texas                           Insurance Broker
         of Texas, Inc.

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative
                                                                                       and Claims Management Services

         Employers Insurance of Wausau A             Wisconsin                         Insurance Company
         Mutual Company

     **  Employers Life Insurance                    Wisconsin                         Life Insurance Company
         Company of Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency

         Farmland Mutual Insurance Company              Iowa                           Insurance Company

                                   116 of 133

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                        STATE          CHART) UNLESS
                        COMPANY                    OF ORGANIZATION       OTHERWISE                 PRINCIPAL BUSINESS
                                                                         INDICATED
         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust        Massachusetts                      Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of                 New York                         Workers Compensation Claims
         New York, Inc.                                                                Administration

         Gates, McDonald Health Plus, Inc.              Ohio                           Managed Care Organization

         Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                       Supplement Insurance

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid health plans

         Landmark Financial Services of               New York                         Life Insurance Agency
         New York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational
                                                                                       Ski Facility

     **  National Casualty Company                    Michigan                         Insurance Company

         National Casualty Company of              Great Britain                       Insurance Company
         America, Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment
                                                                                       Manager and Administrator

         Nationwide Agency, Inc.                        Ohio                           Insurance Agency

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

     **  Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within
         Redevelopment Corporation                                                     the City of Columbus, Ohio



                                   117 of 133

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to
                                                                                       form or acquire the control of other
                                                                                       corporations

      *  Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real
                                                                                       estate

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services, Inc.          Delaware                         Holding Company

         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investing Foundation              Michigan                         Investment Company

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide Management Systems, Inc.            Ohio                           Develops and operates Managed Care
                                                                                       Delivery System

         Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Insurance Company

         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate
                                                                                       and real estate investments.

         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company

         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate
                                                                                       and real estate investments.

      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.


                                   118 of 133

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company

         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting

         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance organization

         Public Employees Benefit Services            Delaware                         Markets and Administrators Deferred
         Corporation                                                                   Compensation Plans for Public Employees

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Excess and surplus lines insurance company

         Scottsdale Surplus Lines Insurance           Arizona                          Excess and surplus lines insurance company
         Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group


                                   119 of 133

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         Wausau Business Insurance Company           Wisconsin                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company



                                   120 of 133

                                                                       NO. VOTING SECURITIES
                                                                       (SEE ATTACHED CHART)
                                                       STATE             UNLESS OTHERWISE
                        COMPANY                   OF ORGANIZATION            INDICATED                    PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account

      *  Nationwide Life Separate Account No. 1         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

         Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-A                                                   Separate Account                Policies

      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Policies

      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-C                                                   Separate Account                Policies

      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

      *  Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

                                   121 of 133

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27. Number of Contract Owners


         The number of Owners of Contracts as of February 28, 1997 was 2726.


Item 28. Indemnification

         Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29.       Principal Underwriter

               (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the NACo Variable Account, Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4 and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II and Nationwide Asset Allocation Trust, which are open-end management investment companies.



               (b)            NATIONWIDE ADVISORY SERVICES, INC.
                                   DIRECTORS AND OFFICERS

                                                                       POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon Richard McFerson                                         Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director

Gordon E. McCutchan                                                Executive Vice President-Law and
One Nationwide Plaza                                                Corporate Services and Director
Columbus, OH  43215

Robert A. Oakley                                               Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215

                                   124 of 133

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

James F. Laird, Jr.                                                   Vice President - General
One Nationwide Plaza                                                Manager and Acting Treasurer
Columbus, OH  43215

Edwin P. McCausland                                                       Vice President -
One Nationwide Plaza                                                  Fixed Income Securities
Columbus, OH  43215

Charles Bath                                                        Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Joseph P. Rath                                                      Vice President - Compliance
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                                          Vice President
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

Rae M. Pollina                                                               Secretary
One Nationwide Plaza
Columbus, OH  43215


               (c) NAME OF        NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION        COMMISSIONS         COMPENSATION
                 Nationwide              N/A                      N/A                  N/A                N/A
                  Advisory
                  Services,
                    Inc.
Item 30.  Location of Accounts and Records

          Robert O. Cline
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH 43215

Item 31.  Management Services

          Not Applicable



                                   125 of 133

Item 32. Undertakings

         The Registrant hereby undertakes to:

         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
             (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
             Section 403(b)(11).

         The Depositor hereby represents:

         (a) That the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



                                   126 of 133

--------------------------------------------------------------------------------

                                   PROSPECTUS

 -------------------------------------------------------------------------------

[LOGO]   NACo National Association of Counties

Counties Care for America
























                                          Group
                                          Flexible Fund
                                          Retirement
                                          Contracts

                                          offered by

                                          NATIONWIDE
                                          Life Insurance
                                          Company
                                          through its NACo Variable Account

--------------------------------------------------------------------------------

                                   MAY 1, 1998

--------------------------------------------------------------------------------



                                   127 of 133

              ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS' REPORT
                        ON FINANCIAL STATEMENT SCHEDULES




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997, included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the references to our firm under the heading "Services" in the Statement of Additional Information.




                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 22, 1997





                                   128 of 133

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NACo VARIABLE ACCOUNT certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of February, 1998.


                                               NACo VARIABLE ACCOUNT
                                       -------------------------------------
                                                   (Registrant)

                                         NATIONWIDE LIFE INSURANCE COMPANY
                                       -------------------------------------
                                                    (Depositor)


                                               By /s/ JOSEPH P. RATH
                                       -------------------------------------
                                                   Joseph P. Rath
                                   Vice President-Product and Market Compliance

         As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 27th day of February, 1998.

              SIGNATURE                                    TITLE

LEWIS J. ALPHIN                                          Director
------------------------------------------
Lewis J. Alphin

KEITH W. ECKEL                                           Director
------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                         Director
------------------------------------------
Willard J. Engel

FRED C. FINNEY                                           Director
------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                Director
------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                President/Chief Operating Officer and Director
------------------------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                                    Chairman of the Board and Director
-----------------------------------------
Henry S. Holloway

DIMON RICHARD MCFERSON                     Chairman and Chief Executive Officer - Nationwide Insurance
------------------------------------------                 Enterprise and Director
Dimon Richard McFerson

DAVID O. MILLER                                          Director
------------------------------------------
David O. Miller

C. RAY NOECKER                                           Director
------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                               Executive Vice President-Chief Financial Officer
------------------------------------------
Robert A. Oakley

JAMES F. PATTERSON                                       Director                           By/s/JOSEPH P. RATH
------------------------------------------                                       ------------------------------------------
James F. Patterson                                                                           Joseph P. Rath
                                                                                            Attorney-in-Fact
ARDEN L. SHISLER                                         Director
---------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                        Director
------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                          Director
------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                          Director
------------------------------------------
Harold W. Weihl



                                   129 of 133

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, and Nationwide VL Separate Account-C, and hereby constitutes and appoints Dimon R. McFerson, Joseph J. Gasper, W. Sidney Druen, Mark R. Thresher, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 22nd day of July, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President - Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon R. McFerson, Chairman and Chief Executive                     Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director